UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 98.95%
Consumer Discretionary — 13.68%
27,840	Core-Mark Holding Co., Inc.	$1,304,582
15,240	Dorman Products, Inc.*	871,728
23,640	DSW, Inc., Class A	500,695
14,400	Gentherm, Inc.*	493,200
15,170	G-III Apparel Group Ltd.*	693,572
40,750	LKQ Corp.*	1,291,775
15,750	Monro Muffler Brake, Inc.	1,001,070
4,210	Panera Bread Co., Class A*	892,267
20,130	Tractor Supply Co.	1,835,453
16,040	Vitamin Shoppe, Inc.*	490,343

		9,374,685

Consumer Staples — 7.85%
8,670	Casey’s General Stores, Inc.	1,140,192
12,270	Church & Dwight Co., Inc.	1,262,460
9,330	PriceSmart, Inc.	873,008
10,880	TreeHouse Foods, Inc.*	1,116,832
21,050	United Natural Foods, Inc.*	985,140

		5,377,632

Energy — 0.66%
15,210	Oceaneering International, Inc.	454,171

Financials — 9.66%
4,580	Affiliated Managers Group, Inc.*	644,727
20,710	Eagle Bancorp, Inc.*	996,358
17,390	Eaton Vance Corp.	614,563
20,290	First Cash Financial Services, Inc.	1,041,486
17,510	PRA Group, Inc.*	422,691
20,680	Raymond James Financial, Inc.	1,019,524
14,830	RLI Corp.	1,020,007
6,900	Signature Bank*	861,948

		6,621,304

Health Care — 24.53%
8,660	Abiomed, Inc.*	946,451
26,100	Aceto Corp.	571,329
8,280	Bio-Techne Corp.	933,736
18,760	Cantel Medical Corp.	1,289,375
13,610	Cepheid, Inc.*	418,508
11,440	Charles River Laboratories International, Inc.*	943,114
15,830	Greatbatch, Inc.*	489,622
15,750	IDEXX Laboratories, Inc.*	1,462,545
13,880	Integra LifeSciences Holdings Corp.*	1,107,346
7,060	Laboratory Corp. of America Holdings*	919,706
16,600	Medidata Solutions, Inc.*	778,042

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

3,390	Mettler-Toledo International, Inc.*	$1,237,079
15,920	NuVasive, Inc.*	950,742
14,250	PAREXEL International Corp.*	896,040
11,710	STERIS Plc	805,063
9,230	Varian Medical Systems, Inc.*	758,983
8,240	Waters Corp.*	1,158,956
15,010	West Pharmaceutical Services, Inc.	1,138,959

		16,805,596

Industrials — 15.60%
19,090	Advisory Board Co., (The)*	675,595
15,040	Clean Harbors, Inc.*	783,734
22,910	Copart, Inc.*	1,122,819
10,960	Flowserve Corp.	495,063
6,080	Huron Consulting Group, Inc.*	367,354
9,880	Landstar System, Inc.	678,361
7,860	Middleby Corp. (The)*	905,865
10,070	MSC Industrial Direct Co., Inc., Class A	710,539
9,790	Proto Labs, Inc.*	563,512
8,240	Stericycle, Inc.*	857,949
8,140	Teledyne Technologies, Inc.*	806,267
10,160	WageWorks, Inc.*	607,670
13,820	Waste Connections, Inc.	995,731
19,450	Woodward, Inc.	1,121,098

		10,691,557

Information Technology — 22.31%
9,080	ANSYS, Inc.*	824,010
18,760	Bottomline Technologies (DE), Inc.*	403,903
21,040	Cardtronics, Inc.*	837,602
5,850	F5 Networks, Inc.*	665,964
22,430	Global Payments, Inc.	1,601,053
11,820	Guidewire Software, Inc.*	730,003
11,810	Jack Henry & Associates, Inc.	1,030,659
7,900	Mercadolibre, Inc.	1,111,293
18,020	Microchip Technology, Inc.	914,695
17,670	National Instruments Corp.	484,158
14,470	Open Text Corp.	856,045
11,980	SPS Commerce, Inc.*	725,988
21,920	Synopsys, Inc.*	1,185,434
5,220	Tyler Technologies, Inc.*	870,226
7,780	Ultimate Software Group, Inc. (The)*	1,636,056

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

10,510	WEX, Inc.*	$931,922
9,600	Zebra Technologies Corp., Class A*	480,960

		15,289,971

Materials — 4.66%
12,630	AptarGroup, Inc.	999,412
16,620	Balchem Corp.	991,383
13,050	HB Fuller Co.	574,070
8,140	Reliance Steel & Aluminum Co.	625,966

		3,190,831

Total Common Stocks		67,805,747

(Cost $46,577,444)
Investment Company — 1.15%
786,705	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	786,705

Total Investment Company		786,705

(Cost $786,705)

Total Investments		$68,592,452
(Cost $47,364,149)(b) — 100.10%

Liabilities in excess of other assets — (0.10)%		(66,541)

NET ASSETS — 100.00%		$68,525,911

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 99.06%
Consumer Discretionary — 21.04%
25,603	Bridgepoint Education, Inc.*	$185,366
80,808	Delta Apparel, Inc.*	1,822,220
42,200	Destination Maternity Corp.	248,136
297,870	Destination XL Group, Inc.*	1,361,266
45,440	Grand Canyon Education, Inc.*	1,813,965
86,380	Kona Grill, Inc.*	925,994
104,830	Libbey, Inc.	1,665,749
69,094	Malibu Boats, Inc., Class A*	834,656
33,860	Papa Murphy’s Holdings, Inc.*	224,661
64,430	Performance Sports Group Ltd.*	193,290
17,700	Red Robin Gourmet Burgers, Inc.*	839,511
116,150	Salem Media Group, Inc.	838,603
69,336	Smith & Wesson Holding Corp.*	1,884,552
48,080	Superior Uniform Group, Inc.	917,847
157,390	Tandy Leather Factory, Inc.*	1,119,043
66,420	Universal Electronics, Inc.*	4,800,838
185,792	ZAGG, Inc.*	975,408

		20,651,105

Consumer Staples — 1.06%
24,430	John B Sanfilippo & Son, Inc.	1,041,451

Energy — 4.97%
157,600	Callon Petroleum Co.*	1,769,848
51,840	Gulfport Energy Corp.*	1,620,518
98,010	Ring Energy, Inc.*	864,448
93,920	Synergy Resources Corp.*	625,507

		4,880,321

Financials — 16.16%
75,470	Atlas Financial Holdings, Inc.*	1,299,593
44,200	Boston Private Financial Holdings, Inc.	520,676
103,959	CoBiz Financial, Inc.	1,216,320
15,760	Community Healthcare Trust, Inc., REIT	333,166
221,150	Compass Diversified Holdings	3,668,879
28,480	First Bancorp/Southern Pines, NC	500,678
17,600	German American Bancorp, Inc.	562,672
88,453	Gramercy Property Trust, REIT	815,537
34,573	Heritage Financial Corp.	607,793
27,930	LaSalle Hotel Properties REIT	658,589
30,106	Mercantile Bank Corp.	718,329
3,200	National Interstate Corp.	96,800
68,724	Northrim BanCorp, Inc.	1,806,754
57,820	Pacific Premier Bancorp, Inc.*	1,387,680
27,640	Preferred Bank/Los Angeles, CA	798,105

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

42,710	State Bank Financial Corp.	$869,150

		15,860,721

Health Care — 6.76%
127,899	BioScrip, Inc.*	326,142
51,060	Exactech, Inc.*	1,365,344
217,308	Streamline Health Solutions, Inc.*	260,770
36,900	SurModics, Inc.*	866,412
63,460	US Physical Therapy, Inc.	3,820,927

		6,639,595

Industrials — 26.13%
24,990	Air Transport Services Group, Inc.*	323,870
64,620	AZZ, Inc.	3,875,908
81,840	Casella Waste Systems, Inc., Class A*	642,444
134,015	Columbus McKinnon Corp.	1,896,312
49,700	Ducommun, Inc.*	983,066
89,010	Ennis, Inc.	1,707,212
28,980	GP Strategies Corp.*	628,576
53,300	Greenbrier Cos., Inc. (The)	1,552,629
311,300	Hudson Technologies, Inc.*	1,120,680
31,930	Lydall, Inc.*	1,231,221
21,570	Marten Transport Ltd.	427,086
85,830	NN, Inc.	1,200,762
45,853	NV5 Global, Inc.*	1,304,059
16,835	Old Dominion Freight Line, Inc.*	1,015,319
72,854	Patrick Industries, Inc.*	4,392,368
124,530	PGT, Inc.*	1,282,659
292,770	Radiant Logistics, Inc.*	878,310
37,490	Sparton Corp.*	816,157
12,360	Sun Hydraulics Corp.	366,968

		25,645,606

Information Technology — 13.40%
11,692	Aspen Technology, Inc.*	470,486
15,420	comScore, Inc.*	368,230
310,100	CYREN Ltd.*	613,998
143,861	Glu Mobile, Inc.*	316,494
60,120	Interactive Intelligence Group, Inc.*	2,464,319
30,760	KEYW Holding Corp. (The)*	305,754
117,470	Novanta, Inc.*	1,779,672
157,010	Sapiens International Corp.	1,838,587
56,020	Tangoe, Inc.*	432,474
66,892	TESSCO Technologies, Inc.	929,130
15,930	Tyler Technologies, Inc.*	2,655,690
47,065	Vishay Precision Group, Inc.*	631,612
143,922	Xplore Technologies Corp.*	345,413

		13,151,859

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Materials — 7.11%
35,140	FutureFuel Corp.	$382,323
22,116	Intertape Polymer Group, Inc.	353,635
48,960	Koppers Holdings, Inc.*	1,504,541
88,330	Landec Corp.*	950,431
229,920	OMNOVA Solutions, Inc.*	1,666,920
132,610	Real Industry, Inc.*	1,030,380
99,588	Universal Stainless & Alloy Products, Inc.*	1,085,509

		6,973,739

Utilities — 2.43%
55,800	Unitil Corp.	2,380,986

Total Common Stocks		97,225,383

(Cost $67,838,116)
Rights/Warrants — 0.45%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	233,853
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	209,041

Total Rights/Warrants		442,894

(Cost $0)
Exchange Traded Funds — 0.39%
10,100	SPDR S&P Regional Banking	387,335

Total Exchange Traded Funds		387,335

(Cost $200,669)
Investment Company — 0.25%
248,964	U.S. Government Money Market Fund, RBC Institutional Class 1(b)	248,964

Total Investment Company		248,964

(Cost $248,964)

Total Investments		$98,304,576
(Cost $68,287,749)(c) — 100.15%

Liabilities in excess of other assets — (0.15)%		(151,293)

NET ASSETS — 100.00%		$98,153,283

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2016 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 99.25%
Consumer Discretionary — 21.43%
80,580	Carriage Services, Inc.	$1,908,134
10,660	Cavco Industries, Inc.*	998,842
28,500	Core-Mark Holding Co., Inc.	1,335,510
71,800	Destination Maternity Corp.	422,184
586,000	Destination XL Group, Inc.*	2,678,020
65,090	Drew Industries, Inc.	5,522,236
190,120	Fox Factory Holding Corp.*	3,302,384
109,710	Grand Canyon Education, Inc.*	4,379,623
35,420	Helen of Troy Ltd.*	3,642,593
104,780	Kona Grill, Inc.*	1,123,242
226,968	Libbey, Inc.	3,606,521
141,049	Malibu Boats, Inc., Class A*	1,703,872
114,350	Performance Sports Group Ltd.*	343,050
76,930	Pier 1 Imports, Inc.	395,420
163,132	Smith & Wesson Holding Corp.*	4,433,928
60,942	Steven Madden Ltd.*	2,082,998
155,453	Universal Electronics, Inc.*	11,236,143
365,257	ZAGG, Inc.*	1,917,599

		51,032,299

Energy — 4.00%
111,080	Gulfport Energy Corp.*	3,472,361
307,500	Ring Energy, Inc.*	2,712,150
59,900	RSP Permian, Inc.*	2,089,911
187,130	Synergy Resources Corp.*	1,246,286

		9,520,708

Financials — 21.49%
117,300	AMERISAFE, Inc.	7,181,106
180,110	AmTrust Financial Services, Inc.	4,412,695
10,480	BancFirst Corp.	632,154
99,160	Chemical Financial Corp.	3,697,676
35,410	Community Bank System, Inc.	1,454,997
507,340	Compass Diversified Holdings	8,416,771
46,060	CubeSmart, REIT	1,422,333
98,990	EverBank Financial Corp.	1,470,991
118,162	Gramercy Property Trust, REIT	1,089,454
65,969	Hanmi Financial Corp.	1,549,612
36,280	LaSalle Hotel Properties REIT	855,482
212,980	National General Holdings Corp.	4,562,032
83,720	Pacific Premier Bancorp, Inc.*	2,009,280
81,790	Physicians Realty Trust, REIT	1,718,408
35,480	Pinnacle Financial Partners, Inc.	1,733,198
39,240	ProAssurance Corp.	2,101,302
122,300	Safeguard Scientifics, Inc.*	1,527,527
65,060	Texas Capital Bancshares, Inc.*	3,042,206

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

126,250	United Community Banks, Inc.	$2,309,113

		51,186,337

Health Care — 7.73%
97,610	Air Methods Corp.*	3,497,366
250,988	BioScrip, Inc.*	640,019
42,990	Masimo Corp.*	2,257,620
81,460	US Physical Therapy, Inc.	4,904,707
93,850	West Pharmaceutical Services, Inc.	7,121,338

		18,421,050

Industrials — 25.43%
551,000	ACCO Brands Corp.*	5,691,830
149,714	Astronics Corp.*	4,979,488
116,282	AZZ, Inc.	6,974,594
33,410	Babcock & Wilcox Enterprises, Inc.*	490,793
248,910	Columbus McKinnon Corp.	3,522,077
120,100	Ducommun, Inc.*	2,375,578
85,570	EnerSys, Inc.	5,088,848
21,428	GP Strategies Corp.*	464,773
125,710	Greenbrier Cos., Inc. (The)	3,661,932
129,873	Insteel Industries, Inc.	3,713,069
135,360	Interface, Inc.	2,064,240
59,430	Lydall, Inc.*	2,291,621
210,700	NN, Inc.	2,947,693
42,020	Old Dominion Freight Line, Inc.*	2,534,226
179,242	Patrick Industries, Inc.*	10,806,500
24,500	Spirit Airlines, Inc.*	1,099,315
26,310	Wabtec Corp.	1,847,751

		60,554,328

Information Technology — 12.47%
109,490	Interactive Intelligence Group, Inc.*	4,487,995
79,440	InterDigital, Inc.	4,423,219
256,210	Mitel Networks Corp.*	1,611,561
63,030	Synaptics, Inc.*	3,387,863
156,004	Synchronoss Technologies, Inc.*	4,970,287
88,990	Take-Two Interactive Software, Inc.*	3,374,501
97,400	TESSCO Technologies, Inc.	1,352,886
36,476	Tyler Technologies, Inc.*	6,080,914

		29,689,226

Materials — 5.46%
118,000	Ferro Corp.*	1,578,840
145,240	FutureFuel Corp.	1,580,211
117,143	Koppers Holdings, Inc.*	3,599,804
103,570	Landec Corp.*	1,114,413
359,918	OMNOVA Solutions, Inc.*	2,609,405

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

85,920	PH Glatfelter Co.	$1,680,595
77,091	Universal Stainless & Alloy Products, Inc.*	840,292

		13,003,560

Utilities — 1.24%
41,700	Spire, Inc.	2,954,028

Total Common Stocks		236,361,536

(Cost $191,263,178)
Exchange Traded Funds — 0.10%
2,140	iShares Russell 2000 Index Fund	246,036

Total Exchange Traded Funds		246,036

(Cost $179,612)
Investment Company — 0.92%
2,189,725	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,189,725

Total Investment Company		2,189,725

(Cost $2,189,725)

Total Investments		$238,797,297
(Cost $193,632,515)(b) — 100.27%

Liabilities in excess of other assets — (0.27)%		(654,794)

NET ASSETS — 100.00%		$238,142,503

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 93.64%
Consumer Discretionary — 20.14%
25,100	AH Belo Corp., Class A	$125,500
3,725	Ambassadors International, Inc.*(a)	0
600	Ambow Education Holding Ltd. ADR*	2,400
11,800	AMC Entertainment Holdings, Inc., Class A	325,798
11,900	America’s Car-Mart, Inc.*	336,056
21,300	Anemostat Door Products*(a)(b)(c)	0
21,300	Anemostat, Inc.*(a)(b)(c)	0
6,400	Arctic Cat, Inc.	108,800
23,000	Beazer Homes USA, Inc.*	178,250
3	Biglari Holdings, Inc.*	1,210
13,427	Bowl America, Inc., Class A	192,006
27,800	Bridgepoint Education, Inc.*	201,272
36,600	Build-A-Bear Workshop, Inc.*	491,172
6,700	Caleres, Inc.	162,207
51,600	Carriage Services, Inc.	1,221,888
23,600	Century Communities, Inc.*	409,224
45,000	Container Store Group, Inc. (The)*	240,750
17,600	Core-Mark Holding Co., Inc.	824,736
37,400	CSS Industries, Inc.	1,002,694
14,130	Culp, Inc.	390,412
30,200	Delta Apparel, Inc.*	681,010
24,243	E.W. Scripps Co. (The), Class A*	384,009
41,800	Entercom Communications Corp., Class A	567,226
35,000	Eros International Plc*	569,450
22,400	Flexsteel Industries, Inc.	887,488
18,000	Fred’s, Inc., Class A	289,980
44,800	Harte-Hanks, Inc.	71,232
22,940	Haverty Furniture Cos., Inc.	413,608
5,900	Helen of Troy Ltd.*	606,756
22,400	hhgregg, Inc.*	39,648
27,100	Hooker Furniture Corp.	582,379
10,500	JAKKS Pacific, Inc.*	83,055
20,500	Johnson Outdoors, Inc., Class A	526,850
35,900	K12, Inc.*	448,391
23,500	Kid Brands, Inc.*	30
47,910	Lakeland Industries, Inc.*	415,380
95,270	Lazare Kaplan International, Inc.*(a)(b)(c)	0
7,900	La-Z-Boy, Inc.	219,778
28,300	Lifetime Brands, Inc.	412,897
42,500	Luby’s, Inc.*	213,350
15,600	M/I Homes, Inc.*	293,748
51,500	Marcus Corp. (The)	1,086,650
38,690	MarineMax, Inc.*	656,569
7,500	McRae Industries, Inc., Class A	180,000
11,600	Media General, Inc.*	199,404
21,300	Mestek, Inc.*	434,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

17,400	Modine Manufacturing Co.*	$153,120
22,300	Movado Group, Inc.	483,464
4,700	NACCO Industries, Inc., Class A	263,200
15,700	Nautilus, Inc.*	280,088
10,300	Nobility Homes, Inc.*	149,350
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
8,450	Perry Ellis International, Inc.*	170,014
119,400	Point.360*	81,702
51,900	Red Lion Hotels Corp.*	376,794
21,750	REX American Resources Corp.*	1,301,303
35,200	Rocky Brands, Inc.	401,984
61,500	Ruby Tuesday, Inc.*	222,015
15,700	Saga Communications, Inc., Class A	620,778
39,150	Salem Media Group, Inc.	282,663
39,000	Shiloh Industries, Inc.*	284,310
82	Sizmek, Inc.*	188
35,100	Stage Stores, Inc.	171,288
21,800	Standard Motor Products, Inc.	867,204
15,900	Stein Mart, Inc.	122,748
8,300	Stoneridge, Inc.*	124,002
14,600	Strattec Security Corp.	595,242
36,500	Superior Industries International, Inc.	977,470
75,800	Superior Uniform Group, Inc.	1,447,022
16,200	Systemax, Inc.*	138,186
51,000	Tilly’s, Inc., Class A*	295,290
65,200	Trans World Entertainment Corp.*	244,500
40,300	TravelCenters of America LLC*	328,848
32,100	Unifi, Inc.*	874,083
31,100	Universal Technical Institute, Inc.	70,286
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	127,224
1,397	Walking Co. Holdings, Inc. (The)*	6,775
15,700	WCI Communities, Inc.*	265,330
11,000	Weyco Group, Inc.	305,580
19,000	William Lyon Homes, Class A*	306,280

		28,816,114

Consumer Staples — 3.75%
7,350	Andersons, Inc. (The)	261,219
53,200	Central Garden and Pet Co.*	1,214,556
25,800	Ingles Markets, Inc., Class A	962,340
12,200	Oil-Dri Corp. of America	421,266
69,500	Omega Protein Corp.*	1,389,305
73,000	Royal Hawaiian Orchards LP*	204,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

29,640	SpartanNash Co.	$906,391

		5,359,477

Energy — 2.13%
9,200	Basic Energy Services, Inc.*	15,456
48,540	Callon Petroleum Co.*	545,104
23,800	Era Group, Inc.*	223,720
7,500	Global Partners LP	102,825
22,600	Harvest Natural Resources, Inc.*	18,871
28,200	Hornbeck Offshore Services, Inc.*	235,188
29,500	Natural Gas Services Group, Inc.*	675,550
26,800	Newpark Resources, Inc.*	155,172
9,800	Niska Gas Storage Partners LLC*	41,160
53,100	North American Energy Partners, Inc.	149,742
17,700	Panhandle Oil and Gas, Inc.	295,059
14,600	PHI, Inc.*	241,630
11,900	PHI, Inc., Non voting*	212,772
1,230	Sanchez Production Partners L.P.	13,456
131	Swift Energy Co.*	3,341
17,600	Teekay Tankers Ltd., Class A	52,448
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0
25,880	W&T Offshore, Inc.*	60,042

		3,041,536

Financials — 26.56%
39,150	Affirmative Insurance Holdings, Inc.*	98
26,320	AG Mortgage Investment Trust, Inc. REIT	380,061
14,500	Agree Realty Corp. REIT	699,480
14,970	American Independence Corp.*	367,214
29,990	Ameris Bancorp	890,703
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	350,326
13,600	Apollo Residential Mortgage, Inc. REIT	182,240
73,900	Arbor Realty Trust, Inc. REIT	531,341
35,400	Ares Commercial Real Estate Corp. REIT	435,066
8,100	Arlington Asset Investment Corp., Class A	105,381
59,500	Asta Funding, Inc.*	628,915
17,400	Baldwin & Lyons, Inc., Class B	429,084
40,700	Banc of California, Inc.	736,670
12,400	Banco Latinoamericano de Comercio Exterior SA	328,600
49,900	Bancorp, Inc. (The)*	300,398
7,028	Banner Corp.	298,971
100,000	Beverly Hills Bancorp, Inc.*(a)(b)	20
15,500	C1 Financial, Inc.*	361,615
33,600	California First National Bancorp	496,272
4,211	Capital Bank Financial Corp., Class A	121,277
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	275,653
27,200	Cherry Hill Mortgage Investment Corp. REIT	423,504

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

1,506	CIM Commercial Trust Corp. REIT	$24,457
63,650	Citizens, Inc.*	483,740
101,200	Consumer Portfolio Services, Inc.*	381,524
15,756	Cowen Group, Inc., Class A*	46,638
35,777	Donegal Group, Inc., Class A	589,963
8,444	Donegal Group, Inc., Class B	128,687
48,540	Dynex Capital, Inc. REIT	336,868
34,050	EMC Insurance Group, Inc.	943,866
51,000	Enova International, Inc.*	375,360
29,400	Federal Agricultural Mortgage Corp., Class C	1,023,708
60,900	Federated National Holding Co.	1,159,536
29,500	First Defiance Financial Corp.	1,146,075
9,400	First Financial Corp.	344,228
41,200	First Merchants Corp.	1,027,116
38,000	First Place Financial Corp.*(a)(b)(c)	0
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	16,111
16,400	Forestar Group, Inc.*	194,996
11,600	Franklin Financial Network, Inc.*	363,776
48,700	GAIN Capital Holdings, Inc.	307,784
7,100	GAMCO Investors, Inc., Class A	232,667
11,342	Getty Realty Corp. REIT	243,286
10,026	Great Western Bancorp, Inc.	316,220
7,100	Guaranty Bancorp	118,570
13,200	HCI Group, Inc.	360,096
20,200	Heritage Insurance Holdings, Inc.	241,794
5,458	Hilltop Holdings, Inc.*	114,563
6,040	HomeTrust Bancshares, Inc.*	111,740
45,700	Independence Holding Co.	821,229
7,800	Infinity Property & Casualty Corp.	629,148
7,000	Investors Title Co.	666,750
41,600	JMP Group, Inc.	225,888
16,500	Kansas City Life Insurance Co.	652,080
52,300	Manning & Napier, Inc.	496,850
30,890	Marlin Business Services Corp.	503,507
20,200	MidSouth Bancorp, Inc.	202,808
23,100	Monmouth Real Estate Investment Corp. REIT	306,306
45,000	MutualFirst Financial, Inc.	1,230,750
5,300	National Security Group, Inc. (The)	96,036
3,500	National Western Life Group, Inc., Class A	683,445
9,900	Navigators Group, Inc. (The)	910,503
22,067	Nicholas Financial, Inc.*	226,849
41,700	OFG Bancorp.	346,110
27,700	One Liberty Properties, Inc. REIT	660,645
15,700	Onebeacon Insurance Group Ltd., Class A	216,660
15,900	Oppenheimer Holdings, Inc., Class A	245,814
14,800	Pacific Mercantile Bancorp*	105,080
2,468	Park Sterling Corp.	17,498

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

30,200	PennyMac Financial Services, Inc. Class A*	$377,198
25,200	Peoples Bancorp, Inc.	549,108
7,300	Piper Jaffray Cos.*	275,210
15,900	Provident Financial Holdings, Inc.	290,970
17,400	Ramco-Gershenson Properties Trust REIT	341,214
8,100	RE/MAX Holdings, Inc. Class A	326,106
31,900	Regional Management, Corp.*	467,654
39,674	Reis, Inc.	987,883
5,100	Resource Capital Corp. REIT	65,586
9,100	Safety Insurance Group, Inc.	560,378
8,000	Simmons First National Corp., Class A	369,480
3,793	South State Corp.	258,114
33,500	Southwest Bancorp, Inc.	567,155
48,823	Sterling Bancorp	766,521
10,600	Stewart Information Services Corp.	438,946
3,140	Sun Bancorp, Inc.*	64,872
11,000	UMH Properties, Inc. REIT	123,750
52,000	Unico American Corp.*	575,120
88,216	United Community Financial Corp.	536,353
19,000	United Western Bancorp, Inc.*(a)(b)(c)	0
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	267,624
21,900	Walker & Dunlop, Inc.*	498,882
14,041	Western Asset Mortgage Capital Corp. REIT	131,845
40,700	Whitestone REIT	613,756
16,800	Winthrop Realty Trust REIT	147,672
12,100	ZAIS Financial Corp. REIT	165,891

		37,987,502

Health Care — 3.79%
21,339	Aceto Corp.	467,111
30,800	Albany Molecular Research, Inc.*	413,952
11,000	American Shared Hospital Services*	22,330
17,900	AngioDynamics, Inc.*	257,223
42,660	BioScrip, Inc.*	108,783
18,800	CONMED Corp.	897,324
5,300	Cross Country Healthcare, Inc.*	73,776
74,850	CryoLife, Inc.	883,979
55,200	Five Star Quality Care, Inc.*	129,168
4,700	Invacare Corp.	57,011
6,300	Kewaunee Scientific Corp.	118,944
9,662	Kindred Healthcare, Inc.	109,084
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,215,738
11,125	Symmetry Surgical, Inc.*	146,071

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

21,100	Triple-S Management Corp., Class B*	$515,473

		5,415,967

Industrials — 20.01%
50,500	Aegean Marine Petroleum Network, Inc.	277,750
3,000	Aegion Corp.*	58,530
13,300	Aerojet Rocketdyne Holdings, Inc.*	243,124
17,300	Alamo Group, Inc.	1,141,281
52,430	Allied Motion Technologies, Inc.	1,219,522
3,800	Altra Industrial Motion Corp.	102,524
47,700	Ameresco, Inc., Class A*	208,449
11,400	Ampco-Pittsburgh Corp.	128,934
8,100	AMREP Corp.*	39,366
27,000	Ardmore Shipping Corp.*	182,790
9,100	Argan, Inc.	379,652
30,500	CAI International, Inc.*	228,750
49,800	CBIZ, Inc.*	518,418
10,900	CDI Corp.	66,490
8,774	CECO Environmental Corp.	76,685
44,100	Celadon Group, Inc.	360,297
85,425	Cenveo, Inc.*	69,698
2,400	Chicago Rivet & Machine Co.	65,328
9,360	Comfort Systems USA, Inc.	304,855
31,878	Compx International, Inc.	366,597
13,600	Douglas Dynamics, Inc.	349,928
27,500	Ducommun, Inc.*	543,950
5,270	Dycom Industries, Inc.*	473,035
45	Eagle Bulk Shipping, Inc.*	20
13,100	Eastern Co. (The)	217,198
8,480	Ecology and Environment, Inc., Class A	86,666
13,600	Encore Wire Corp.	507,008
40,500	Ennis, Inc.	776,790
4,600	EnPro Industries, Inc.	204,194
20,100	Espey Manufacturing & Electronics Corp.	522,801
27,000	Federal Signal Corp.	347,760
19,900	FLY Leasing Ltd. ADR	197,607
6,790	G&K Services, Inc., Class A	519,910
4,147	Genco Shipping & Trading Ltd.*	2,364
32,900	Gibraltar Industries, Inc.*	1,038,653
22,100	Global Power Equipment Group, Inc.*	47,073
27,900	Golden Ocean Group Ltd.*	18,531
6,260	GP Strategies Corp.*	135,779
15,350	Greenbrier Cos., Inc. (The)	447,145
29,000	Griffon Corp.	488,940
22,250	Hardinge, Inc.	223,835
7,600	Hill International, Inc.*	30,932
23,350	International Shipholding Corp.	6,982
13,430	Kadant, Inc.	691,779

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

5,700	Key Technology, Inc.*	$52,497
18,400	Kimball International, Inc., Class B	209,392
3,908	Kratos Defense & Security Solutions, Inc.*	16,023
64,000	LECG Corp.*(a)(b)(c)	0
33,000	LS Starrett Co. (The), Class A	393,030
44,250	LSI Industries, Inc.	489,847
40,700	Lydall, Inc.*	1,569,392
30,012	Marten Transport Ltd.	594,238
44,100	Meritor, Inc.*	317,520
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
43,194	MFC Industrial Ltd.*	94,595
42,500	Miller Industries, Inc.	875,075
18,000	Mistras Group, Inc.*	429,660
4,900	National Presto Industries, Inc.	462,315
29,500	NN, Inc.	412,705
8,800	Northwest Pipe Co.*	94,864
34,500	Orion Marine Group, Inc.*	183,195
46,900	PAM Transportation Services, Inc.*	745,241
137	Paragon Shipping, Inc., Class A*	54
22,340	Patrick Industries, Inc.*	1,346,879
25,000	RCM Technologies, Inc.	130,250
31,000	Roadrunner Transportation Systems, Inc.*	231,260
20,500	Rush Enterprises, Inc., Class A*	441,775
39,700	Safe Bulkers, Inc.	41,685
27,690	Sparton Corp.*	602,811
4,700	Standex International Corp.	388,361
53,820	Supreme Industries, Inc., Class A	737,334
4,269	SYKES Enterprises, Inc.*	123,630
16,082	Team, Inc.*	399,316
36,000	TRC Cos., Inc.*	227,520
22,200	Tredegar Corp.	357,864
6,800	Universal Forest Products, Inc.	630,292
13,900	USA Truck, Inc.*	243,389
19,000	Viad Corp.	589,000
24,200	Volt Information Sciences, Inc.*	143,022
33,600	Willdan Group, Inc.*	356,832
35,200	Willis Lease Finance Corp.*	782,496

		28,631,279

Information Technology — 7.63%
60,700	Acorn Energy, Inc.*	12,137
66,000	Arc Document Solutions, Inc.*	256,740
10,800	Black Box Corp.	141,264
15,000	Blucora, Inc.*	155,400
59,200	CIBER, Inc.*	88,800
50,000	Comarco, Inc.*	2,750
18,400	Communications Systems, Inc.	128,248
34,800	CTS Corp.	623,616

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

25,600	Digi International, Inc.*	$274,688
24,700	Edgewater Technology, Inc.*	213,408
30,600	Electro Rent Corp.	471,546
14,400	Electro Scientific Industries, Inc.*	84,096
12,500	ePlus, Inc.*	1,022,375
40,800	Everi Holdings, Inc.*	46,920
8,000	Exar Corp.*	64,400
8,200	Fabrinet*	304,384
33,400	Insight Enterprises, Inc.*	868,400
13,000	JinkoSolar Holding Co. Ltd. ADR*	264,940
4,800	Kemet Corp.*	14,064
26,100	Kimball Electronics, Inc.*	324,945
18,300	Magal Security Systems Ltd.*	87,291
2,285	Mecklermedia Corp.*	7
21,700	Methode Electronics, Inc.	742,791
21,532	Novanta, Inc.*	326,210
70,415	Optical Cable Corp.	156,321
16,800	Park Electrochemical Corp.	244,104
45,200	PC Connection, Inc.	1,075,760
58,700	Perceptron, Inc.*	274,716
31,730	Photronics, Inc.*	282,714
40,600	Richardson Electronics Ltd.	213,962
24,600	Rudolph Technologies, Inc.*	382,038
60,100	Sigmatron International, Inc.*	365,408
2,433	STR Holdings, Inc.*	712
25,600	TESSCO Technologies, Inc.	355,584
13,200	Vishay Precision Group, Inc.*	177,144
650	WPCS International, Inc.*	1,033
47,400	XO Group, Inc.*	826,182
9,866	Zedge, Inc., Class B*	45,285

		10,920,383

Materials — 4.04%
42,090	American Vanguard Corp.	635,980
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	20,881
15,400	Friedman Industries, Inc.	89,782
37,790	FutureFuel Corp.	411,155
4,300	Hawkins, Inc.	186,663
9,200	Innospec, Inc.	423,108
15,300	KMG Chemicals, Inc.	397,647
12,900	Materion Corp.	319,404
10,840	Myers Industries, Inc.	156,096
3,400	Neenah Paper, Inc.	246,058
26	North American Palladium Ltd.*	104
18,100	Olympic Steel, Inc.	494,311
85,270	OMNOVA Solutions, Inc.*	618,207
2,870	Quaker Chemical Corp.	256,004

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

10,900	Real Industry, Inc.*	$84,693
18,400	Schulman (A), Inc.	449,328
4,700	Stepan Co.	279,791
67,100	Thompson Creek Metals Co., Inc.*	28,229
33,000	Trecora Resources*	344,190
16,000	Universal Stainless & Alloy Products, Inc.*	174,400
3,200	Vulcan International Corp.	158,400

		5,774,431

Telecommunication Services — 0.83%
44,050	DHI Group, Inc.*	274,431
29,600	IDT Corp., Class B	420,024
25,800	Spok Holdings, Inc.	494,457

		1,188,912

Utilities — 4.76%
8,800	American States Water Co.	385,616
5,108	California Water Service Group	178,422
20,085	Chesapeake Utilities Corp.	1,329,225
18,700	Connecticut Water Service, Inc.	1,050,940
16,100	Delta Natural Gas Co., Inc.	433,734
16,600	Empire District Electric Co. (The)	563,902
24,300	Middlesex Water Co.	1,054,134
18,600	SJW Corp.	732,468
25,326	Unitil Corp.	1,080,660

		6,809,101

Total Common Stocks		133,944,702

(Cost $113,642,496)
Preferred Stocks — 0.74%
3,122	Alere, Inc.	1,051,271

Total Preferred Stocks		1,051,271

(Cost $504,723)
Exchange Traded Funds — 3.13%
60,350	iShares Russell Microcap Index Fund	4,267,952
13,400	PowerShares Zacks Micro Cap Portfolio	210,648

Total Exchange Traded Funds		4,478,600

(Cost $4,495,585)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Rights/Warrants — 0.18%
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	$29
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	36
703	Swift Energy Co. Warrants*(a)	0
703	Swift Energy Co. Warrants*(a)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	135,155
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	120,815

Total Rights/Warrants		256,035

(Cost $73,487)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 2.42%
3,466,703	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	3,466,703

Total Investment Company		3,466,703

(Cost $3,466,703)

Total Investments		$143,197,311
(Cost $122,182,994)(e) — 100.11%

Liabilities in excess of other assets — (0.11)%		(150,583)

NET ASSETS — 100.00%		$143,046,728

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2016 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is considered illiquid as to its marketability.
The total investment in restricted and/or illiquid securities representing $20, or less than 0.01% of net assets, was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/16 Carrying Value Per Unit
21,300	Anemostat Door Products	01/06/2016	$—	$—
21,300	Anemostat, Inc.	01/06/2016	$—	$—
100,000	Beverly Hills Bancorp, Inc.	07/30/2007	$745,716	$—	**
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
95,270	Lazare Kaplan International, Inc.	09/26/2007	$794,278	$—
64,000	LECG Corp.	05/23/2008	$618,298	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
19,000	United Western Bancorp, Inc.	09/26/2007	$173,961	$—
	** Less than $0.01 Per share.

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 98.94%
Consumer Discretionary — 17.39%
9,920	Ascena Retail Group, Inc.*	$69,341
487	BorgWarner, Inc.	14,376
2,960	Brunswick Corp.	134,147
2,260	G-III Apparel Group Ltd.*	103,327
3,640	Interpublic Group of Cos., Inc. (The)	84,084
9,300	Interval Leisure Group, Inc.	147,870
923	Lear Corp.	93,924
790	Lithia Motors, Inc., Class A	56,145
450	Mohawk Industries, Inc.*	85,392
1,481	Newell Rubbermaid, Inc.	71,932
1,700	Penske Automotive Group, Inc.	53,482
1,061	Tenneco, Inc.*	49,453
794	Whirlpool Corp.	132,312

		1,095,785

Energy — 8.61%
420	Concho Resources, Inc.*	50,093
6,151	Memorial Resource Development Corp.*	97,678
2,040	Newfield Exploration Co.*	90,127
3,380	Parsley Energy, Inc., Class A*	91,463
820	Pioneer Natural Resources Co.	123,992
3,245	Synergy Resources Corp.*	21,612
900	Tesoro Corp.	67,428

		542,393

Financials — 29.89%
160	Alexandria Real Estate Equities, Inc. REIT	16,563
11,461	AmTrust Financial Services, Inc.	280,795
270	Boston Properties, Inc. REIT	35,613
5,267	Citizens Financial Group, Inc.	105,235
4,093	EverBank Financial Corp.	60,822
3,207	Fifth Third Bancorp	56,411
3,267	Hartford Financial Services Group, Inc. (The)	144,989
1,870	Huntington Bancshares, Inc.	16,718
1,950	Invesco Ltd.	49,803
840	Jones Lang LaSalle, Inc.	81,858
4,850	Lincoln National Corp.	188,035
14,010	National General Holdings Corp.	300,094
820	Pebblebrook Hotel Trust REIT	21,525
260	Prologis, Inc. REIT	12,750
910	Sterling Bancorp	14,287
920	SVB Financial Group*	87,547
5,010	Synchrony Financial*	126,653
850	Synovus Financial Corp.	24,641
2,901	Toll Brothers, Inc.*	78,066

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

2,180	Unum Group	$69,302
3,340	XL Group Plc	111,255

		1,882,962

Health Care — 13.37%
3,409	Amag Pharmaceuticals, Inc.*	81,543
3,921	Centene Corp.*	279,842
960	Jazz Pharmaceuticals Plc*	135,658
1,290	Laboratory Corp. of America Holdings*	168,048
1,640	Mallinckrodt Plc*	99,679
580	Universal Health Services, Inc., Class B	77,778

		842,548

Industrials — 5.66%
740	Alaska Air Group, Inc.	43,135
720	Carlisle Cos., Inc.	76,090
954	Oshkosh Corp.	45,515
1,228	Ryder System, Inc.	75,080
2,109	Spirit Airlines, Inc.*	94,631
336	Swift Transporation Co.*	5,178
242	Wabtec Corp.	16,996

		356,625

Information Technology — 13.45%
2,030	Arrow Electronics, Inc.*	125,657
300	Cavium, Inc.*	11,580
3,930	Integrated Device Technology, Inc.*	79,111
3,477	LAM Research Corp.	292,277
870	Qorvo, Inc.*	48,076
3,477	Skyworks Solutions, Inc.	220,025
2,211	Synchronoss Technologies, Inc.*	70,442

		847,168

Materials — 5.46%
1,904	Crown Holdings, Inc.*	96,476
5,917	Steel Dynamics, Inc.	144,967
2,639	WestRock Co.	102,578

		344,021

Utilities — 5.11%
5,057	Calpine Corp.*	74,591
1,290	CMS Energy Corp.	59,159
1,899	DTE Energy Co.	188,229

		321,979

Total Common Stocks		6,233,481

(Cost $5,866,988)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Investment Company — 0.76%
47,821	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	$47,821

Total Investment Company		47,821

(Cost $47,821)

Total Investments		$6,281,302
(Cost $5,914,809)(b) — 99.70%

Other assets in excess of liabilities — 0.30%		18,711

NET ASSETS — 100.00%		$6,300,013

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 99.86%
Consumer Discretionary — 11.80%
1,450	Ascena Retail Group, Inc.*	$10,135
2,550	Carriage Services, Inc.	60,384
2,580	Dana Holding Corp.	27,245
3,260	Destination Maternity Corp.	19,169
2,040	Gray Television, Inc.*	22,134
280	Helen of Troy Ltd.*	28,795
5,030	Libbey, Inc.	79,927
2,090	Motorcar Parts of America, Inc.*	56,806
3,750	New Media Investment Group, Inc.	67,763
3,630	Pier 1 Imports, Inc.	18,658
3,340	Smith & Wesson Holding Corp.*	90,781
5,680	Tandy Leather Factory, Inc.*	40,385
5,130	Taylor Morrison Home Corp., Class A*	76,129
1,050	Universal Electronics, Inc.*	75,894

		674,205

Consumer Staples — 1.43%
2,610	Dean Foods Co.	47,215
810	John B Sanfilippo & Son, Inc.	34,530

		81,745

Energy — 3.48%
4,380	Callon Petroleum Co.*	49,187
2,760	Delek US Holdings, Inc.	36,460
990	Gulfport Energy Corp.*	30,947
3,240	Ring Energy, Inc.*	28,577
650	RSP Permian, Inc.*	22,679
4,670	Synergy Resources Corp.*	31,102

		198,952

Financials — 45.48%
1,600	American Financial Group, Inc.	118,288
1,690	AMERISAFE, Inc.	103,462
4,330	AmTrust Financial Services, Inc.	106,085
2,040	Capital Bank Financial Corp., Class A	58,752
1,950	Cardinal Financial Corp.	42,783
930	Chatham Lodging Trust REIT	20,441
2,720	Chemical Financial Corp.	101,429
4,730	CoBiz Financial, Inc.	55,341
2,120	Columbia Property Trust, Inc. REIT	45,368
1,310	Community Bank System, Inc.	53,828
12,790	Compass Diversified Holdings	212,186
950	CubeSmart, REIT	29,336
3,260	DiamondRock Hospitality Co. REIT	29,438
770	DuPont Fabros Technology, Inc. REIT	36,606
420	EastGroup Properties, Inc. REIT	28,946

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

4,780	EverBank Financial Corp.	$71,031
4,760	Gramercy Property Trust, REIT	43,887
3,659	Hanmi Financial Corp.	85,950
3,930	Heritage Financial Corp.	69,089
1,200	LaSalle Hotel Properties REIT	28,296
1,630	LegacyTexas Financial Group, Inc.	43,863
3,920	Mercantile Bank Corp.	93,531
4,740	National General Holdings Corp.	101,531
1,230	Northrim BanCorp, Inc.	32,337
2,790	Pacific Premier Bancorp, Inc.*	66,960
1,680	Physicians Realty Trust, REIT	35,297
1,400	ProAssurance Corp.	74,970
3,940	Ramco-Gershenson Properties Trust REIT	77,263
1,350	Reinsurance Group of America, Inc.	130,937
2,530	Rexford Industrial Realty, Inc. REIT	53,358
2,780	Safeguard Scientifics, Inc.*	34,722
4,870	STAG Industrial, Inc. REIT	115,955
5,410	Sterling Bancorp	84,937
2,800	Synovus Financial Corp.	81,172
1,700	Terreno Realty Corp. REIT	43,979
1,940	Texas Capital Bancshares, Inc.*	90,714
5,330	United Community Banks, Inc.	97,486

		2,599,554

Health Care — 2.09%
2,020	PharMerica Corp.*	49,813
230	Teleflex, Inc.	40,781
380	West Pharmaceutical Services, Inc.	28,834

		119,428

Industrials — 16.68%
13,058	ACCO Brands Corp.*	134,889
8,740	Casella Waste Systems, Inc., Class A*	68,609
3,790	Columbus McKinnon Corp.	53,629
1,250	EnerSys, Inc.	74,338
5,160	Ennis, Inc.	98,969
3,500	Greenbrier Cos., Inc. (The)	101,955
1,070	Herman Miller, Inc.	31,982
980	Kirby Corp.*	61,142
1,820	Lydall, Inc.*	70,179
2,260	Marten Transport Ltd.	44,748
3,560	NN, Inc.	49,804
1,490	Patrick Industries, Inc.*	89,832
2,510	PGT, Inc.*	25,853
1,410	Sparton Corp.*	30,696
370	Spirit Airlines, Inc.*	16,602

		953,227

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Information Technology — 5.74%
450	Coherent, Inc.*	$41,301
590	Fairchild Semiconductor International, Inc.*	11,711
4,610	Mitel Networks Corp.*	28,997
6,560	Novanta, Inc.*	99,384
2,340	Sapiens International Corp.	27,401
530	Synaptics, Inc.*	28,487
830	Synchronoss Technologies, Inc.*	26,444
530	Take-Two Interactive Software, Inc.*	20,098
3,290	Vishay Precision Group, Inc.*	44,152

		327,975

Materials — 6.04%
1,900	Ferro Corp.*	25,422
310	Kaiser Aluminum Corp.	28,027
3,350	Koppers Holdings, Inc.*	102,946
10,010	OMNOVA Solutions, Inc.*	72,573
1,510	Reliance Steel & Aluminum Co.	116,119

		345,087

Utilities — 7.12%
2,150	NorthWestern Corp.	135,601
3,020	Portland General Electric Co.	133,242
1,950	Spire, Inc.	138,138

		406,981

Total Common Stocks		5,707,154

(Cost $5,453,295)
Investment Company — 0.44%
24,947	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	24,947

Total Investment Company		24,947

(Cost $24,947)

Total Investments		$5,732,101
(Cost $5,478,242)(b) — 100.30%

Liabilities in excess of other assets — (0.30)%		(17,184)

NET ASSETS — 100.00%		$5,714,917

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.17%
Information Technology — 0.17%
$15,200,000	Net Magan Two LLC, 0.45%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 10.00%
California — 0.97%
17,600,000	California Statewide Communities Development Authority Multi Family Housing Kimberly Woods Revenue, Series B, 0.42%, 6/15/25, (Credit Support: Fannie Mae)(a)	17,600,000
50,000,000	County of Contra Costa Multi Family Housing Refunding Revenue Park Regency, Series F, 0.43%, 10/15/33, (Credit Support: Fannie Mae)(a)	50,000,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.42%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		88,400,000

New York — 8.77%
20,700,000	New York City Housing Development Corp. Multi Family 201 Pearl Street Revenue, Series A, 0.46%, 10/15/41, (Credit Support: Fannie Mae)(a)	20,700,000
10,000,000	New York City Housing Development Corp. Multi Family 90 Washington Street Revenue, Series A, 0.43%, 2/15/35, (Credit Support: Fannie Mae)(a)	10,000,000
34,900,000	New York City Housing Development Corp. Multi Family 90 West Street Revenue, Series A, 0.46%, 3/15/36, (Credit Support: Fannie Mae)(a)	34,900,000
3,600,000	New York City Housing Development Corp. Multi Family Revenue, Series B, 0.42%, 11/15/35, (Credit Support: Fannie Mae)(a)	3,600,000
14,300,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.41%, 11/15/36, (Credit Support: Fannie Mae)(a)	14,300,000
5,805,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series B, 0.42%, 11/15/36, (Credit Support: Fannie Mae)(a)	5,805,000
50,145,000	New York State Housing Finance Agency 10 Barclay Street Revenue, Series A, 0.42%, 11/15/37, (Credit Support: Fannie Mae)(a)	50,145,000
52,850,000	New York State Housing Finance Agency 101 West End Revenue, 0.42%, 5/15/31, (Credit Support: Fannie Mae)(a)	52,850,000
30,000,000	New York State Housing Finance Agency 101 West End Revenue, 0.42%, 5/15/31, (Credit Support: Fannie Mae)(a)	30,000,000
73,400,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.42%, 5/15/32, (Credit Support: Fannie Mae)(a)	73,400,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 10,000,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 0.43%, 11/1/41, (Credit Support: Freddie Mac)(a)	$10,000,000
34,500,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.41%, 5/15/41, (Credit Support: Fannie Mae)(a)	34,500,000
77,755,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.45%, 5/15/41, (Credit Support: Fannie Mae)(a)	77,755,000
13,500,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 0.45%, 5/15/35, (Credit Support: Fannie Mae)(a)	13,500,000
100,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.49%, 11/1/38, (Credit Support: Freddie Mac)(a)	100,000,000
36,610,000	New York State Housing Finance Agency Clinton Park Revenue, Series A, 0.42%, 11/1/44, (Credit Support: Freddie Mac)(a)	36,610,000
10,290,000	New York State Housing Finance Agency College Arms Revenue, Series A, 0.42%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,290,000
62,810,000	New York State Housing Finance Agency Taconic Refunding Revenue, 0.42%, 5/15/39, (Credit Support: Fannie Mae)(a)	62,810,000
61,400,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.42%, 5/15/33, (Credit Support: Fannie Mae)(a)	61,400,000
26,000,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.42%, 5/15/33, (Credit Support: Fannie Mae)(a)	26,000,000
46,800,000	New York State Housing Finance Agency West 38th Street Revenue, Series A, 0.42%, 5/15/33, (Credit Support: Fannie Mae)(a)	46,800,000
16,000,000	New York State Housing Finance Agency West 38th Street Revenue, Series A, 0.42%, 5/15/33, (Credit Support: Fannie Mae)(a)	16,000,000
11,200,000	New York State Housing Finance Agency Worth Street Revenue, Series A, 0.49%, 5/15/33, (Credit Support: Fannie Mae)(a)	11,200,000

		802,565,000

Washington — 0.26%
24,015,000	Vancouver Housing Authority Multi Family Revenue, 0.40%, 12/1/38, (Credit Support: Freddie Mac)(a)	24,015,000

Total U.S. Government Agency Backed Municipal Bonds		914,980,000

(Cost $914,980,000)
U.S. Government Agency Obligations — 47.15%
Fannie Mae — 10.02%
39,053,300	0.41%, 7/1/16(b)	39,053,300
101,918,000	0.41%, 8/1/16(b)	101,882,017
175,000,000	0.44%, 7/1/16(b)	175,000,000
33,396,000	0.44%, 7/1/16(b)	33,396,000
25,000,000	0.45%, 8/16/17(a)	24,997,154

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$10,800,000	0.46%, 7/25/16(a)	$10,800,391
5,000,000	0.46%, 8/15/16(a)	5,000,253
50,000,000	0.46%, 9/8/17(a)	49,962,582
50,000,000	0.52%, 10/21/16(a)	49,999,448
66,494,808	0.65%, 5/1/18(a)	66,501,091
7,424,000	0.65%, 6/1/17(c)	7,373,509
41,900,892	0.69%, 12/25/17(a)	41,900,881
264,879	0.75%, 10/25/17(a)	264,929
22,588,352	0.77%, 1/25/18(a)	22,615,531
984,005	0.80%, 5/25/18(a)	984,879
202,236	0.81%, 1/25/17(a)	202,236
6,815,355	1.07%, 11/25/16(a)	6,816,957
1,151,546	1.11%, 8/25/16	1,152,285
50,000,000	1.13%, 4/27/17	50,192,953
56,820,000	1.38%, 11/15/16	56,942,785
81,618,000	5.00%, 2/13/17	83,807,547
31,000,000	5.00%, 5/11/17	32,158,094
14,000,000	5.25%, 9/15/16	14,134,301
39,350,000	5.38%, 6/12/17	41,077,438

		916,216,561

Federal Farm Credit Bank — 7.62%
53,000,000	0.40%, 1/30/17(a)	52,978,843
26,000,000	0.42%, 3/27/17(a)	25,991,212
61,511,000	0.43%, 5/12/17(a)	61,443,772
25,000,000	0.44%, 10/3/16(a)	24,999,056
15,000,000	0.44%, 11/22/16(a)	15,001,302
25,000,000	0.45%, 3/2/17(a)	24,989,258
15,000,000	0.46%, 10/13/17(a)	14,973,838
10,000,000	0.47%, 7/8/16(a)	10,000,126
22,290,000	0.47%, 9/14/16(a)	22,292,952
9,000,000	0.47%, 10/11/16(a)	8,999,891
62,000,000	0.47%, 3/13/17(a)	62,010,960
5,150,000	0.48%, 3/22/18(a)	5,139,041
9,565,000	0.48%, 10/11/16(a)	9,567,059
3,240,000	0.49%, 10/17/17(a)	3,235,359
26,500,000	0.49%, 10/3/16(a)	26,501,753
7,250,000	0.49%, 3/24/17(a)	7,252,415
3,000,000	0.50%, 1/3/17(a)	3,001,006
55,400,000	0.50%, 8/4/17(a)	55,427,645
42,729,000	0.50%, 4/17/17(a)	42,736,282
1,400,000	0.51%, 1/2/18(a)	1,398,094
14,250,000	0.52%, 9/30/16(a)	14,222,050
16,340,000	0.52%, 11/6/17(a)	16,308,393
8,500,000	0.52%, 2/2/18(a)	8,491,881
7,300,000	0.53%, 9/19/16(a)	7,300,887
50,000,000	0.54%, 6/19/17(a)	49,998,554

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 21,500,000	0.59%, 9/12/17(a)	$21,493,569
3,500,000	0.63%, 6/13/17(a)	3,499,804
12,610,000	0.63%, 7/15/16(a)	12,610,490
50,000,000	0.64%, 11/27/17(a)	49,985,816
25,000,000	0.64%, 4/4/18(a)	24,995,570
10,000,000	0.72%, 7/21/17	10,001,298

		696,848,176

Federal Home Loan Bank — 21.05%
41,925,000	0.39%, 9/7/16(b)	41,894,115
85,000,000	0.39%, 7/22/16(a)	84,998,583
15,000,000	0.39%, 8/18/16(a)	14,999,426
64,500,000	0.40%, 9/1/16(b)	64,455,567
33,440,000	0.40%, 9/2/16(b)	33,416,592
43,000,000	0.40%, 9/9/16(b)	42,966,723
10,000,000	0.40%, 8/19/16(a)	10,000,441
25,000,000	0.40%, 1/17/17(a)	24,979,549
144,000,000	0.41%, 9/2/16(b)	143,897,940
43,000,000	0.41%, 9/14/16(b)	42,963,719
43,000,000	0.41%, 9/21/16(b)	42,959,843
50,000,000	0.41%, 8/24/16(a)	49,998,051
20,000,000	0.41%, 8/25/16(a)	20,000,000
45,950,000	0.42%, 9/2/16(b)	45,916,227
27,000,000	0.42%, 10/3/16(b)	26,970,390
10,000,000	0.42%, 9/9/16(a)	9,999,737
12,000,000	0.42%, 11/16/16(a)	11,999,776
42,500,000	0.42%, 11/18/16(a)	42,500,000
15,000,000	0.43%, 9/1/16(a)	15,000,428
25,000,000	0.43%, 2/28/17(a)	25,000,000
40,000,000	0.43%, 10/7/16(b)	39,953,178
21,100,000	0.44%, 10/12/16(b)	21,073,739
19,720,000	0.44%, 7/8/16	19,720,458
50,000,000	0.44%, 7/29/16(a)	50,000,000
25,000,000	0.46%, 7/6/16(a)	25,000,000
8,100,000	0.48%, 10/21/16(b)	8,087,904
16,000,000	0.48%, 9/26/16(a)	16,003,630
45,000,000	0.49%, 7/1/16(a)	45,000,000
25,000,000	0.49%, 8/2/16(a)	24,999,896
25,000,000	0.49%, 2/14/17(a)	24,991,656
8,000,000	0.50%, 1/30/17(a)	7,978,742
4,000,000	0.50%, 2/7/17(a)	3,998,057
20,000,000	0.50%, 2/10/17(a)	19,997,988
19,500,000	0.51%, 10/7/16(b)	19,472,927
43,000,000	0.51%, 10/11/16(b)	42,937,865
50,000,000	0.51%, 7/13/16(a)	50,000,000
50,000,000	0.51%, 10/14/16(b)	49,925,625
42,500,000	0.52%, 10/13/16(a)	42,498,731
45,000,000	0.53%, 4/13/17(a)	45,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 25,000,000	0.54%, 11/6/17(a)	$24,998,298
25,000,000	0.55%, 7/15/16(a)	24,999,952
39,500,000	0.55%, 8/26/16(a)	39,501,775
60,000,000	0.56%, 11/1/16(a)	60,000,000
25,000,000	0.56%, 7/21/17(a)	25,000,000
45,000,000	0.57%, 2/7/17(a)	45,000,000
35,000,000	0.59%, 1/6/17(a)	35,005,121
50,000,000	0.59%, 1/13/17(a)	50,000,000
10,000,000	0.61%, 7/15/16(b)	9,997,628
25,000,000	0.61%, 11/25/16(a)	25,000,000
25,000,000	0.61%, 8/10/17(a)	24,998,602
25,000,000	0.61%, 10/4/17(a)	24,996,659
50,000,000	0.61%, 12/22/17(a)	50,000,000
50,000,000	0.62%, 12/5/17(a)	50,002,164
21,005,000	0.63%, 4/4/17	20,996,493
25,000,000	0.63%, 9/11/17(a)	24,976,960
10,000,000	0.72%, 2/13/17	10,007,283
14,605,000	4.88%, 5/17/17	15,143,746
13,200,000	5.13%, 10/19/16	13,384,140

		1,925,566,324

Freddie Mac — 4.44%
25,000,000	0.39%, 8/17/16(a)	25,000,000
25,000,000	0.43%, 9/2/16(a)	25,000,000
20,000,000	0.43%, 9/16/16(a)	20,000,000
50,000,000	0.44%, 7/21/16(a)	49,999,719
65,055,000	0.50%, 1/27/17	64,973,218
75,000,000	0.58%, 7/21/17(a)	74,991,861
3,150,000	0.68%, 3/8/18(a)	3,152,412
14,790,000	0.75%, 7/14/17	14,797,242
15,000,000	0.88%, 10/14/16	15,006,169
70,500,000	0.88%, 2/22/17	70,613,954
15,000,000	1.00%, 3/8/17	15,038,334
8,124,254	1.66%, 11/25/16	8,129,821
19,000,000	5.00%, 4/18/17	19,655,646

		406,358,376

Overseas Private Investment Corp. — 4.02%
17,333,333	0.36%, 8/15/19(a)	17,333,333
21,600,000	0.36%, 11/15/22(a)	21,600,000
10,753,380	0.36%, 10/10/25(a)	10,753,380
7,000,000	0.36%, 10/15/33(a)	7,000,000
4,375,000	0.39%, 11/20/19(a)	4,375,000
5,000,000	0.39%, 7/20/22(a)	5,000,000
10,000,000	0.39%, 9/15/22(a)	10,000,000
28,100,000	0.39%, 1/15/30(a)	28,100,000
140,000,000	0.42%, 9/15/20(a)	140,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 27,000,000	0.42%, 7/15/25(a)	$27,000,000
50,000,000	0.42%, 2/15/28(a)	50,000,000
15,000,000	0.42%, 11/15/28(a)	15,000,000
32,140,000	0.75%, 3/30/17(c)	32,142,672

		368,304,385

Total U.S. Government Agency Obligations		4,313,293,822

(Cost $4,313,293,822)

U.S. Treasury Obligations — 9.32%
U.S. Treasury Notes — 9.32%
25,000,000	0.33%, 4/30/17(a)	24,968,145
51,475,000	0.43%, 10/31/17(a)	51,420,723
42,500,000	0.50%, 7/31/16	42,501,656
52,500,000	0.50%, 8/31/16	52,506,812
50,000,000	0.50%, 11/30/16	49,984,323
25,000,000	0.50%, 1/31/17	24,954,197
30,065,000	0.53%, 1/31/18(a)	30,029,897
100,000,000	0.63%, 8/15/16	100,013,484
50,000,000	0.63%, 10/15/16	50,020,854
50,000,000	0.63%, 2/15/17	50,002,054
25,000,000	0.75%, 1/15/17	24,993,969
50,000,000	0.75%, 3/15/17	50,027,009
25,000,000	0.88%, 9/15/16	25,019,184
50,000,000	0.88%, 11/30/16	50,041,778
25,000,000	0.88%, 1/31/17	25,009,367
25,000,000	0.88%, 2/28/17	25,037,440
50,000,000	0.88%, 4/15/17	50,090,558
50,000,000	0.88%, 4/30/17	50,103,855
25,000,000	1.50%, 7/31/16	25,020,436
50,000,000	4.63%, 11/15/16	50,783,223

		852,528,964

Total U.S. Treasury Obligations		852,528,964

(Cost $852,528,964)
Repurchase Agreements — 32.80%
25,000,000	Barclays Capital, Inc., dated 6/30/16; due 7/1/16 at 0.40% with maturity value of $25,000,278 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/30/19 to 11/15/21 at rates ranging from 1.00% to 8.00%, aggregate original par and fair value of $23,502,600 and $25,500,082, respectively)	25,000,000

	Total Value of Barclays Capital, Inc., (collateral value of $25,500,082)	25,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$155,000,000	BNP Paribas Securities Corp., dated 6/30/16; due 7/1/16 at 0.38% with maturity value of $155,001,636 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/16 to 2/15/43 at rates ranging from 0.00% to 2.25%, aggregate original par and fair value of $156,009,456 and $158,100,000, respectively)	$155,000,000
150,000,000	BNP Paribas Securities Corp., dated 6/30/16; due 7/1/16 at 0.40% with maturity value of $150,001,667 (fully collateralized by Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 6/15/17 to 6/1/46 at rates ranging from 0.00% to 7.50%, aggregate original par and fair value of $275,180,233 and $153,000,000, respectively)	150,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $311,100,000)	305,000,000

150,000,000	Citigroup Global, dated 6/28/16; due 7/5/16 at 0.39% with maturity value of $150,011,375 (fully collateralized by a U.S. Treasury security with a maturity date of 6/30/21 at a rate of 1.125%, original par and fair value of $152,286,100 and $153,000,017, respectively)	150,000,000
100,000,000	Citigroup Global, dated 6/28/16; due 7/5/16 at 0.40% with maturity value of $100,007,778 (fully collateralized by Federal Farm Credit Bank securities with maturity dates ranging from 6/8/18 to 6/15/22 at rates ranging from 0.502% to 1.83%, aggregate original par and fair value of $101,797,000 and $102,000,238, respectively)	100,000,000
50,000,000	Citigroup Global, dated 6/30/16; due 7/1/16 at 0.40% with maturity value of $50,000,556 (fully collateralized by a U.S. Treasury security with a maturity date of 11/15/21 at a rate of 2.00%, aggregate original par and fair value of $48,557,000 and $51,000,048, respectively)	50,000,000
250,000,000	Citigroup Global, dated 6/30/16; due 7/1/16 at 0.41% with maturity value of $250,002,847 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 5/17/17 to 1/15/30 at rates ranging from 0.75% to 7.125%, aggregate original par and fair value of $250,813,025 and $255,000,450, respectively)	250,000,000
50,000,000	Citigroup Global, dated 6/30/16; due 7/1/16 at 0.42% with maturity value of $50,000,583 (fully collateralized by a U.S. Treasury security with a maturity date of 5/31/23 at a rate of 1.625%, original par and fair value of $49,767,300 and $51,000,034, respectively)	50,000,000
100,000,000	Citigroup Global, dated 6/30/16; due 7/7/16 at 0.37% with maturity value of $100,007,194 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/25 at a rate of 2.125%, original par and fair value of $96,240,600 and $102,000,047, respectively)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$150,000,000	Citigroup Global, dated 6/30/16; due 7/7/16 at 0.38% with maturity value of $150,011,083 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/26/17 to 5/15/29 at rates ranging from 0.875% to 6.25%, aggregate original par and fair value of $139,277,000 and $153,000,558, respectively)	$150,000,000

	Total Value of Citigroup Global, (collateral value of $867,001,392)	850,000,000

30,000,000	Credit Agricole Corporate and Investment Bank, dated 6/30/16; due 7/1/16 at 0.42% with maturity value of $30,000,350 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/39 to 8/15/41 at rates of 0.00%, aggregate original par and fair value of $53,728,700 and $30,600,051, respectively)	30,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $30,600,051)	30,000,000

100,000,000	Deutsche Bank Securities, dated 6/30/16; due 7/1/16 at 0.42% with maturity value of $100,001,167 (fully collateralized by a U.S. Treasury security with a maturity date of 12/31/17 at a rate of 1.00%, original par and fair value of $101,413,800 and $102,000,073, respectively)	100,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $102,000,073)	100,000,000

400,000,000	Federal Reserve, dated 6/30/16; due 7/1/16 at 0.25% with maturity value of $400,002,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/22 to 8/15/23 at rates ranging from 1.625% to 2.50%, aggregate original par and fair value of $368,567,900 and $400,002,874, respectively)	400,000,000

	Total Value of Federal Reserve, (collateral value of $400,002,874)	400,000,000

150,000,000	Goldman Sachs & Co., dated 6/30/16; due 7/1/16 at 0.42% with maturity value of $150,001,750 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/26 to 6/1/46 at rates ranging from 2.50% to 5.00%, aggregate original par and fair value of $196,651,873 and $153,000,001, respectively)	150,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $153,000,001)	150,000,000

60,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/16; due 7/1/16 at 0.43% with maturity value of $60,000,717 (fully collateralized by Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 8/1/16 to 5/4/37 at a rate of 0.00%, aggregate original par and fair value of $99,502,000 and $61,200,047, respectively)	60,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 40,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/16; due 7/1/16 at 0.44% with maturity value of $40,000,489 (fully collateralized by Freddie Mac securities with maturity dates ranging from 2/1/43 to 3/1/46 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $46,422,633 and $40,800,001, respectively)	$40,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $102,000,048)	100,000,000

100,000,000	TD Securities (USA), dated 6/28/16; due 7/5/16 at 0.42% with maturity value of $100,008,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/30/17 to 11/15/24 at rates ranging from 1.625% to 2.75%, aggregate original par and fair value of $96,996,500 and $102,000,029, respectively)	100,000,000
265,000,000	TD Securities (USA), dated 6/30/16; due 7/1/16 at 0.40% with maturity value of $265,002,944 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and U.S. Treasury securities with maturity dates ranging from 11/10/16 to 6/1/46 at rates ranging from 0.00% to 4.50%, aggregate original par and fair value of $297,793,576 and $270,300,000, respectively)	265,000,000

	Total Value of TD Securities (USA), (collateral value of $372,300,029)	365,000,000

375,000,000	Wells Fargo Securities, dated 6/30/16; due 7/1/16 at 0.41% with maturity value of $375,004,271 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/16 to 2/15/46 at rates ranging from 0.00% to 4.25%, aggregate original par and fair value of $356,415,629 and $382,500,122, respectively)	375,000,000
300,000,000	Wells Fargo Securities, dated 6/30/16; due 7/1/16 at 0.43% with maturity value of $300,003,583 (fully collateralized by Fannie Mae securities with maturity dates of 6/1/46 at a rate of 3.50%, aggregate original par and fair value of $289,486,281 and $306,000,001, respectively)	300,000,000

	Total Value of Wells Fargo Securities, (collateral value of $688,500,123)	675,000,000

Total Repurchase Agreements		3,000,000,000

(Cost $3,000,000,000)

Total Investments		$9,096,002,786
(Cost 9,096,002,786)(d) — 99.44%

Other assets in excess of liabilities — 0.56%		50,931,055

NET ASSETS — 100.00%		$9,146,933,841

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2016 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC - Letter of Credit

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.25%
California — 0.18%
$ 55,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$57,826
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	1,013,006

		1,070,832

Delaware — 0.34%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	670,871
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	788,853
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	577,226

		2,036,950

Illinois — 0.05%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	284,768

Massachusetts — 0.36%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	549,202
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	252,260
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	334,132
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	165,565
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	596,637
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	211,693

		2,109,489

Missouri — 0.75%
4,387,249	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,476,003

New York — 1.51%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	754,133

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	$505,525
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	759,255
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	704,900
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,005,340
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,353,209
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,358,256
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,373,301
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,150,066

		8,963,985

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	160,000
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	167,270

		327,270

Total Municipal Bonds		19,269,297

(Cost $18,780,735)
Corporate Bonds — 0.09%
Health Care — 0.09%
500,000	Montefiore Medical Center 2.15%, 10/20/26	511,561

Total Corporate Bonds		511,561

(Cost $500,000)
U.S. Government Agency Backed Mortgages — 99.77%
Fannie Mae — 62.30%
1,000,000	(TBA), 2.75%, 7/1/26(a)	1,067,634
172,176	Pool #257613, 5.50%, 6/1/38	191,095
70,618	Pool #257631, 6.00%, 7/1/38	82,019
52,624	Pool #257632, 5.50%, 7/1/38	61,097
71,246	Pool #257656, 6.00%, 8/1/38	81,579
128,029	Pool #257663, 5.50%, 8/1/38	146,843
112,703	Pool #257857, 6.00%, 12/1/37	129,815
64,002	Pool #257869, 5.50%, 12/1/37	73,687
114,294	Pool #257890, 5.50%, 2/1/38	131,269
120,332	Pool #257892, 5.50%, 2/1/38	138,842
41,247	Pool #257897, 5.50%, 2/1/38	47,952

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 45,327	Pool #257898, 6.00%, 2/1/38	$52,648
133,932	Pool #257903, 5.50%, 2/1/38	151,730
80,004	Pool #257913, 5.50%, 1/1/38	91,710
70,501	Pool #257926, 5.50%, 3/1/38	81,897
63,840	Pool #258022, 5.50%, 5/1/34	73,638
100,269	Pool #258030, 5.00%, 5/1/34	112,894
141,473	Pool #258070, 5.00%, 6/1/34	161,131
42,515	Pool #258121, 5.50%, 6/1/34	48,953
137,639	Pool #258152, 5.50%, 8/1/34	157,108
76,377	Pool #258157, 5.00%, 8/1/34	86,686
68,955	Pool #258163, 5.50%, 8/1/34	79,171
119,519	Pool #258166, 5.50%, 9/1/34	135,809
75,205	Pool #258171, 5.50%, 10/1/34	86,444
101,259	Pool #258224, 5.50%, 12/1/34	113,784
63,321	Pool #258238, 5.00%, 1/1/35	71,393
96,099	Pool #258251, 5.50%, 1/1/35	109,844
107,465	Pool #258258, 5.00%, 1/1/35	119,581
115,532	Pool #258305, 5.00%, 3/1/35	130,243
97,830	Pool #258336, 5.00%, 4/1/35	111,774
64,724	Pool #258340, 5.00%, 3/1/35	73,839
19,483	Pool #258393, 5.00%, 5/1/35	22,226
67,039	Pool #258394, 5.00%, 5/1/35	76,479
252,647	Pool #258395, 5.50%, 6/1/35	287,485
64,059	Pool #258403, 5.00%, 6/1/35	73,080
86,242	Pool #258404, 5.00%, 6/1/35	98,198
50,248	Pool #258410, 5.00%, 4/1/35	57,324
115,411	Pool #258448, 5.00%, 8/1/35	129,175
201,956	Pool #258450, 5.50%, 8/1/35	230,435
96,105	Pool #258456, 5.00%, 8/1/35	108,588
86,673	Pool #258552, 5.00%, 11/1/35	99,068
275,314	Pool #258571, 5.50%, 11/1/35	314,482
93,447	Pool #258600, 6.00%, 1/1/36	107,969
361,674	Pool #258627, 5.50%, 2/1/36	411,546
107,842	Pool #258634, 5.50%, 2/1/36	123,049
57,932	Pool #258658, 5.50%, 3/1/36	66,916
55,291	Pool #258737, 5.50%, 12/1/35	63,866
79,730	Pool #258763, 6.00%, 5/1/36	92,818
45,457	Pool #259004, 8.00%, 2/1/30	56,037
49,442	Pool #259030, 8.00%, 4/1/30	59,692
48,023	Pool #259181, 6.50%, 3/1/31	56,031
14,524	Pool #259187, 6.50%, 4/1/31	16,205
76,305	Pool #259190, 6.50%, 4/1/31	89,373
86,899	Pool #259316, 6.50%, 11/1/31	101,894
32,867	Pool #259378, 6.00%, 12/1/31	38,310
36,918	Pool #259393, 6.00%, 1/1/32	43,168
46,062	Pool #259590, 5.50%, 11/1/32	53,093
188,371	Pool #259611, 5.50%, 11/1/32	214,248
53,800	Pool #259634, 5.50%, 12/1/32	60,411

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 63,731	Pool #259655, 5.50%, 2/1/33	$73,420
148,298	Pool #259659, 5.50%, 2/1/33	169,139
35,424	Pool #259671, 5.50%, 2/1/33	40,855
86,358	Pool #259686, 5.50%, 3/1/33	98,441
41,562	Pool #259722, 5.00%, 5/1/33	47,241
52,897	Pool #259724, 5.00%, 5/1/33	60,293
131,835	Pool #259725, 5.00%, 5/1/33	149,581
114,317	Pool #259729, 5.00%, 6/1/33	128,584
66,494	Pool #259761, 5.00%, 6/1/33	75,602
114,763	Pool #259764, 5.00%, 7/1/33	128,908
124,581	Pool #259777, 5.00%, 7/1/33	139,043
88,479	Pool #259781, 5.00%, 7/1/33	99,923
53,723	Pool #259789, 5.00%, 7/1/33	61,236
98,467	Pool #259807, 5.00%, 8/1/33	110,715
135,342	Pool #259816, 5.00%, 8/1/33	151,030
29,786	Pool #259819, 5.00%, 8/1/33	33,947
54,978	Pool #259830, 5.00%, 8/1/33	62,554
36,413	Pool #259848, 5.00%, 9/1/33	41,505
77,048	Pool #259867, 5.50%, 10/1/33	88,478
83,815	Pool #259869, 5.50%, 10/1/33	94,216
117,047	Pool #259875, 5.50%, 10/1/33	133,539
74,301	Pool #259876, 5.50%, 10/1/33	85,303
42,858	Pool #259879, 5.50%, 10/1/33	49,422
187,409	Pool #259930, 5.00%, 11/1/33	208,203
112,727	Pool #259976, 5.00%, 3/1/34	126,816
40,831	Pool #259998, 5.00%, 3/1/34	46,553
7,078,541	Pool #465537, 4.20%, 7/1/20	7,744,062
693,076	Pool #465946, 3.61%, 9/1/20	746,068
5,208,110	Pool #466934, 4.10%, 1/1/21	5,717,879
2,327,888	Pool #468104, 3.93%, 5/1/18	2,400,052
281,207	Pool #469101, 3.75%, 2/1/27	310,678
802,104	Pool #469239, 2.69%, 10/1/18	824,462
445,817	Pool #470439, 2.91%, 5/1/22	471,233
3,194,133	Pool #470561, 2.94%, 2/1/22	3,379,680
931,055	Pool #471478, 2.61%, 8/1/22	971,032
3,424,133	Pool #471948, 2.86%, 7/1/22	3,612,870
197,909	Pool #557295, 7.00%, 12/1/29	233,158
30,283	Pool #575886, 7.50%, 1/1/31	36,762
36,110	Pool #576445, 6.00%, 1/1/31	41,079
78,138	Pool #579402, 6.50%, 4/1/31	91,465
145,945	Pool #583728, 6.50%, 6/1/31	170,948
73,505	Pool #585148, 6.50%, 7/1/31	86,117
37,266	Pool #590931, 6.50%, 7/1/31	43,629
63,017	Pool #590932, 6.50%, 7/1/31	73,201
83,582	Pool #601865, 6.50%, 4/1/31	94,327
128,572	Pool #601868, 6.00%, 7/1/29	148,710
53,661	Pool #607611, 6.50%, 11/1/31	63,157
105,444	Pool #634271, 6.50%, 5/1/32	123,263

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 12,651	Pool #640146, 5.00%, 12/1/17	$12,941
45,485	Pool #644232, 6.50%, 6/1/32	53,435
27,729	Pool #644432, 6.50%, 7/1/32	32,431
44,898	Pool #644437, 6.50%, 6/1/32	52,686
2,270,309	Pool #663159, 5.00%, 7/1/32	2,531,331
112,067	Pool #670278, 5.50%, 11/1/32	129,096
44,002	Pool #676702, 5.50%, 11/1/32	50,265
55,542	Pool #677591, 5.50%, 12/1/32	63,416
189,088	Pool #681883, 6.00%, 3/1/33	218,180
34,607	Pool #683087, 5.00%, 1/1/18	35,506
19,429	Pool #684644, 4.50%, 6/1/18	19,943
138,224	Pool #686542, 5.50%, 3/1/33	155,210
244,605	Pool #695961, 5.50%, 1/1/33	278,097
251,800	Pool #696407, 5.50%, 4/1/33	288,204
467,248	Pool #702478, 5.50%, 6/1/33	529,856
133,798	Pool #702479, 5.00%, 6/1/33	149,326
72,715	Pool #703210, 5.50%, 9/1/32	82,014
240,805	Pool #720025, 5.00%, 8/1/33	269,146
268,987	Pool #723066, 5.00%, 4/1/33	301,874
267,786	Pool #723067, 5.50%, 5/1/33	302,642
293,543	Pool #723070, 4.50%, 5/1/33	326,628
312,963	Pool #727311, 4.50%, 9/1/33	344,657
523,786	Pool #727312, 5.00%, 9/1/33	590,831
237,718	Pool #727315, 6.00%, 10/1/33	275,980
42,135	Pool #738589, 5.00%, 9/1/33	48,034
109,318	Pool #739269, 5.00%, 9/1/33	123,819
174,199	Pool #743595, 5.50%, 10/1/33	198,097
173,893	Pool #748041, 4.50%, 10/1/33	189,781
191,528	Pool #749891, 5.00%, 9/1/33	215,440
116,885	Pool #749897, 4.50%, 9/1/33	128,044
32,102	Pool #750984, 5.00%, 12/1/18	33,537
93,743	Pool #751008, 5.00%, 12/1/18	97,696
255,496	Pool #753533, 5.00%, 11/1/33	285,684
92,616	Pool #755679, 6.00%, 1/1/34	108,411
65,360	Pool #755746, 5.50%, 12/1/33	75,196
43,806	Pool #763551, 5.50%, 3/1/34	50,508
271,208	Pool #763820, 5.50%, 1/1/34	308,860
105,022	Pool #763824, 5.00%, 3/1/34	118,167
81,937	Pool #765216, 5.00%, 1/1/19	85,601
34,454	Pool #765306, 5.00%, 2/1/19	35,994
9,907	Pool #773096, 4.50%, 3/1/19	10,306
167,223	Pool #773175, 5.00%, 5/1/34	186,441
133,773	Pool #773476, 5.50%, 7/1/19	140,843
82,035	Pool #773547, 5.00%, 5/1/34	92,108
358,729	Pool #773568, 5.50%, 5/1/34	406,305
166,153	Pool #776850, 5.50%, 11/1/34	188,905
48,681	Pool #776851, 6.00%, 10/1/34	56,837
62,354	Pool #777444, 5.50%, 5/1/34	71,872

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$1,463,660	Pool #777621, 5.00%, 2/1/34	$1,637,852
138,711	Pool #781437, 6.00%, 8/1/34	160,300
88,346	Pool #781741, 6.00%, 9/1/34	102,760
73,543	Pool #781907, 5.00%, 2/1/21	78,727
148,822	Pool #781954, 5.00%, 6/1/34	166,705
191,459	Pool #781959, 5.50%, 6/1/34	215,325
284,094	Pool #783893, 5.50%, 12/1/34	323,513
182,215	Pool #783929, 5.50%, 10/1/34	207,258
41,905	Pool #788329, 6.50%, 8/1/34	46,873
62,315	Pool #790282, 6.00%, 7/1/34	72,994
170,695	Pool #797623, 5.00%, 7/1/35	191,052
129,800	Pool #797627, 5.00%, 7/1/35	145,279
122,719	Pool #797674, 5.50%, 9/1/35	140,024
324,784	Pool #798725, 5.50%, 11/1/34	368,882
72,481	Pool #799547, 5.50%, 9/1/34	83,194
110,685	Pool #799548, 6.00%, 9/1/34	129,166
1,017,762	Pool #806754, 4.50%, 9/1/34	1,115,581
349,547	Pool #806757, 6.00%, 9/1/34	404,976
807,242	Pool #806761, 5.50%, 9/1/34	916,409
122,759	Pool #808205, 5.00%, 1/1/35	137,644
48,478	Pool #813942, 5.00%, 11/1/20	51,422
289,580	Pool #815009, 5.00%, 4/1/35	324,114
356,474	Pool #817641, 5.00%, 11/1/35	405,893
129,294	Pool #820334, 5.00%, 9/1/35	144,713
343,331	Pool #820335, 5.00%, 9/1/35	384,276
190,684	Pool #820336, 5.00%, 9/1/35	217,119
417,490	Pool #822008, 5.00%, 5/1/35	467,279
295,203	Pool #829005, 5.00%, 8/1/35	332,161
193,061	Pool #829006, 5.50%, 9/1/35	219,682
330,163	Pool #829275, 5.00%, 8/1/35	369,538
168,154	Pool #829276, 5.00%, 8/1/35	188,207
124,499	Pool #829277, 5.00%, 8/1/35	139,347
463,534	Pool #829649, 5.50%, 3/1/35	526,668
412,215	Pool #844361, 5.50%, 11/1/35	469,055
163,309	Pool #845245, 5.50%, 11/1/35	188,635
62,071	Pool #866969, 6.00%, 2/1/36	72,387
166,845	Pool #867569, 6.00%, 2/1/36	192,016
173,279	Pool #867574, 5.50%, 2/1/36	198,147
80,908	Pool #868788, 6.00%, 3/1/36	94,137
125,432	Pool #870599, 6.00%, 6/1/36	144,190
159,505	Pool #870684, 6.00%, 7/1/36	182,788
351,023	Pool #871072, 5.50%, 2/1/37	398,548
2,940,851	Pool #874900, 5.45%, 10/1/17	3,020,798
185,507	Pool #884693, 5.50%, 4/1/36	212,131
816,377	Pool #885724, 5.50%, 6/1/36	928,948
81,576	Pool #908671, 6.00%, 1/1/37	94,743
364,482	Pool #911730, 5.50%, 12/1/21	396,441
78,994	Pool #919368, 5.50%, 4/1/37	90,973

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 300,985	Pool #922582, 6.00%, 12/1/36	$345,234
854,093	Pool #934941, 5.00%, 8/1/39	952,214
313,771	Pool #934942, 5.00%, 9/1/39	353,740
282,099	Pool #941204, 5.50%, 6/1/37	321,086
64,405	Pool #943394, 5.50%, 6/1/37	74,494
318,488	Pool #944502, 6.00%, 6/1/37	365,817
359,159	Pool #948600, 6.00%, 8/1/37	412,543
159,708	Pool #948672, 5.50%, 8/1/37	181,132
445,121	Pool #952598, 6.00%, 7/1/37	512,355
130,571	Pool #952623, 6.00%, 8/1/37	150,433
114,923	Pool #952632, 6.00%, 7/1/37	132,370
133,594	Pool #952665, 6.00%, 8/1/37	153,345
286,703	Pool #952678, 6.50%, 8/1/37	333,968
102,293	Pool #952693, 6.50%, 8/1/37	118,690
2,388,664	Pool #957324, 5.43%, 5/1/18	2,505,339
359,396	Pool #958502, 5.07%, 5/1/19	393,402
111,773	Pool #960919, 5.00%, 2/1/38	126,343
240,610	Pool #975769, 5.50%, 3/1/38	272,284
82,005	Pool #982898, 5.00%, 5/1/38	93,604
150,273	Pool #983033, 5.00%, 5/1/38	167,631
149,475	Pool #984842, 5.50%, 6/1/38	169,152
78,728	Pool #986230, 5.00%, 7/1/38	89,937
238,153	Pool #986239, 6.00%, 7/1/38	272,006
133,066	Pool #986957, 5.50%, 7/1/38	150,583
77,356	Pool #990510, 5.50%, 8/1/38	89,425
363,470	Pool #990511, 6.00%, 8/1/38	415,137
175,707	Pool #990617, 5.50%, 9/1/38	200,595
284,782	Pool #AA0526, 5.00%, 12/1/38	317,855
521,483	Pool #AA0527, 5.50%, 12/1/38	592,005
134,736	Pool #AA0644, 4.50%, 3/1/39	148,099
327,446	Pool #AA0645, 4.50%, 3/1/39	362,173
155,763	Pool #AA2243, 4.50%, 5/1/39	174,594
515,599	Pool #AA3142, 4.50%, 3/1/39	568,025
110,353	Pool #AA3143, 4.00%, 3/1/39	120,987
523,649	Pool #AA3206, 4.00%, 4/1/39	568,548
528,076	Pool #AA3207, 4.50%, 3/1/39	579,708
168,785	Pool #AA4468, 4.00%, 4/1/39	183,257
520,361	Pool #AA7042, 4.50%, 6/1/39	572,051
414,124	Pool #AA7658, 4.00%, 6/1/39	449,761
344,632	Pool #AA7659, 4.50%, 6/1/39	381,236
167,385	Pool #AA7741, 4.50%, 6/1/24	181,178
234,089	Pool #AA8455, 4.50%, 6/1/39	258,952
3,746,895	Pool #AB7798, 3.00%, 1/1/43	3,901,454
3,759,373	Pool #AB9203, 3.00%, 4/1/43	3,913,272
1,847,978	Pool #AB9204, 3.00%, 4/1/43	1,923,629
1,293,950	Pool #AB9831, 3.00%, 6/1/43	1,353,390
749,627	Pool #AC1463, 5.00%, 8/1/39	845,117
112,842	Pool #AC1464, 5.00%, 8/1/39	127,392

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 983,166	Pool #AC2109, 4.50%, 7/1/39	$1,079,293
168,148	Pool #AC4394, 5.00%, 9/1/39	189,567
649,595	Pool #AC4395, 5.00%, 9/1/39	736,200
356,693	Pool #AC5328, 5.00%, 10/1/39	402,353
379,423	Pool #AC5329, 5.00%, 10/1/39	423,961
307,768	Pool #AC6304, 5.00%, 11/1/39	341,587
352,828	Pool #AC6305, 5.00%, 11/1/39	397,993
490,449	Pool #AC6307, 5.00%, 12/1/39	546,487
585,374	Pool #AC6790, 5.00%, 12/1/39	660,307
1,969,897	Pool #AC7199, 5.00%, 12/1/39	2,199,282
1,351,336	Pool #AD1470, 5.00%, 2/1/40	1,532,341
2,128,956	Pool #AD1471, 4.50%, 2/1/40	2,367,050
474,768	Pool #AD1560, 5.00%, 3/1/40	530,497
1,740,919	Pool #AD1585, 4.50%, 2/1/40	1,935,617
383,693	Pool #AD1586, 5.00%, 1/1/40	436,946
655,807	Pool #AD1638, 4.50%, 2/1/40	719,927
502,336	Pool #AD1640, 4.50%, 3/1/40	551,686
1,977,213	Pool #AD1942, 4.50%, 1/1/40	2,199,263
588,066	Pool #AD1943, 5.00%, 1/1/40	667,661
1,734,256	Pool #AD1988, 4.50%, 2/1/40	1,928,208
406,967	Pool #AD2896, 5.00%, 3/1/40	459,062
825,480	Pool #AD4456, 4.50%, 4/1/40	908,511
151,716	Pool #AD4457, 4.50%, 4/1/40	167,758
959,341	Pool #AD4458, 4.50%, 4/1/40	1,053,139
600,650	Pool #AD4940, 4.50%, 6/1/40	665,384
403,026	Pool #AD4946, 4.50%, 6/1/40	446,461
553,536	Pool #AD5728, 5.00%, 4/1/40	624,739
516,404	Pool #AD7239, 4.50%, 7/1/40	572,059
282,387	Pool #AD7242, 4.50%, 7/1/40	312,556
231,919	Pool #AD7256, 4.50%, 7/1/40	257,276
1,183,184	Pool #AD7271, 4.50%, 7/1/40	1,298,868
455,704	Pool #AD7272, 4.50%, 7/1/40	504,817
715,551	Pool #AD8960, 5.00%, 6/1/40	799,992
458,815	Pool #AD9613, 4.50%, 8/1/40	505,108
1,536,263	Pool #AD9614, 4.50%, 8/1/40	1,686,468
481,480	Pool #AE2011, 4.00%, 9/1/40	521,033
1,978,712	Pool #AE2012, 4.00%, 9/1/40	2,134,149
740,006	Pool #AE2023, 4.00%, 9/1/40	798,137
1,043,283	Pool #AE5432, 4.00%, 10/1/40	1,125,238
366,572	Pool #AE5435, 4.50%, 9/1/40	402,413
378,896	Pool #AE5806, 4.50%, 9/1/40	419,790
935,037	Pool #AE5861, 4.00%, 10/1/40	1,008,489
560,037	Pool #AE5862, 4.00%, 10/1/40	604,380
389,089	Pool #AE5863, 4.00%, 10/1/40	419,653
498,451	Pool #AE6850, 4.00%, 10/1/40	537,606
421,382	Pool #AE6851, 4.00%, 10/1/40	454,483
488,617	Pool #AE7699, 4.00%, 11/1/40	527,000
553,938	Pool #AE7703, 4.00%, 10/1/40	605,935

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 1,259,997	Pool #AE7707, 4.00%, 11/1/40	$1,358,975
739,300	Pool #AH0300, 4.00%, 11/1/40	797,376
712,326	Pool #AH0301, 3.50%, 11/1/40	754,482
280,484	Pool #AH0302, 4.00%, 11/1/40	302,518
611,072	Pool #AH0306, 4.00%, 12/1/40	663,658
711,864	Pool #AH0508, 4.00%, 11/1/40	767,785
1,166,056	Pool #AH0537, 4.00%, 12/1/40	1,261,663
993,532	Pool #AH0914, 4.50%, 11/1/40	1,090,673
839,311	Pool #AH0917, 4.00%, 12/1/40	905,243
896,215	Pool #AH1077, 4.00%, 1/1/41	980,060
1,212,265	Pool #AH2973, 4.00%, 12/1/40	1,307,494
1,062,462	Pool #AH2980, 4.00%, 1/1/41	1,145,924
1,168,514	Pool #AH5656, 4.00%, 1/1/41	1,264,688
694,071	Pool #AH5657, 4.00%, 2/1/41	748,376
1,006,301	Pool #AH5658, 4.00%, 2/1/41	1,085,037
706,121	Pool #AH5662, 4.00%, 2/1/41	767,107
986,996	Pool #AH5882, 4.00%, 2/1/26	1,057,859
910,036	Pool #AH6764, 4.00%, 3/1/41	981,239
2,365,195	Pool #AH6768, 4.00%, 3/1/41	2,550,253
431,488	Pool #AH7277, 4.00%, 3/1/41	468,687
1,304,847	Pool #AH7281, 4.00%, 3/1/41	1,408,164
523,552	Pool #AH7526, 4.50%, 3/1/41	576,623
1,502,967	Pool #AH7537, 4.00%, 3/1/41	1,620,563
742,345	Pool #AH8878, 4.50%, 4/1/41	814,927
614,592	Pool #AH8885, 4.50%, 4/1/41	674,682
721,569	Pool #AH9050, 3.50%, 2/1/26	766,104
586,394	Pool #AI0114, 4.00%, 3/1/41	632,825
1,006,188	Pool #AI1846, 4.50%, 5/1/41	1,104,566
796,780	Pool #AI1847, 4.50%, 5/1/41	877,547
1,853,763	Pool #AI1848, 4.50%, 5/1/41	2,035,012
1,060,220	Pool #AI1849, 4.50%, 5/1/41	1,178,791
650,807	Pool #AJ0651, 4.00%, 8/1/41	701,524
846,238	Pool #AJ7668, 4.00%, 11/1/41	911,920
920,950	Pool #AJ9133, 4.00%, 1/1/42	992,431
10,338,135	Pool #AK2386, 3.50%, 2/1/42(b)	10,969,327
4,034,103	Pool #AK6715, 3.50%, 3/1/42(b)	4,280,404
1,434,406	Pool #AK6716, 3.50%, 3/1/42	1,521,983
720,751	Pool #AK6718, 3.50%, 2/1/42	764,756
624,320	Pool #AM0414, 2.87%, 9/1/27	649,259
468,476	Pool #AM0635, 2.55%, 10/1/22	489,578
939,190	Pool #AM1750, 3.04%, 12/1/30	998,351
4,950,093	Pool #AM4392, 3.79%, 10/1/23	5,471,859
500,750	Pool #AM4590, 3.18%, 10/1/20	531,696
2,356,131	Pool #AM5335, 3.69%, 2/1/24	2,595,071
1,935,130	Pool #AM5486, 3.70%, 2/1/24	2,132,215
244,324	Pool #AM6907, 3.68%, 10/1/32	276,994
1,549,093	Pool #AM7764, 3.05%, 1/1/27	1,637,695
981,713	Pool #AM7938, 2.59%, 12/1/25	1,019,799

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 296,357	Pool #AM9239, 3.03%, 6/1/25	$314,168
496,033	Pool #AM9780, 3.31%, 3/1/31	529,359
1,138,692	Pool #AO2923, 3.50%, 5/1/42	1,207,147
2,774,773	Pool #AO8029, 3.50%, 7/1/42	2,941,585
728,682	Pool #AP7483, 3.50%, 9/1/42	772,488
1,034,436	Pool #AQ6710, 2.50%, 10/1/27	1,073,793
2,218,572	Pool #AQ7193, 3.50%, 7/1/43	2,347,787
2,740,744	Pool #AR3088, 3.00%, 1/1/43	2,867,503
871,425	Pool #AR6712, 3.00%, 1/1/43	908,869
1,098,245	Pool #AR6928, 3.00%, 3/1/43	1,143,205
666,181	Pool #AR6933, 3.00%, 3/1/43	693,452
943,200	Pool #AS1916, 4.00%, 3/1/44	1,014,640
826,804	Pool #AS1917, 4.00%, 3/1/44	889,428
212,024	Pool #AS2129, 4.00%, 3/1/44	228,084
1,678,225	Pool #AS2439, 4.00%, 5/1/44	1,805,338
2,543,534	Pool #AS2784, 4.00%, 7/1/44	2,734,597
2,216,337	Pool #AS3244, 4.00%, 9/1/44	2,382,822
2,689,734	Pool #AS3494, 4.00%, 10/1/44(b)	2,891,779
1,648,890	Pool #AS3726, 4.00%, 11/1/44	1,772,750
2,228,276	Pool #AS3728, 4.00%, 11/1/44	2,395,658
1,025,553	Pool #AS3926, 3.50%, 12/1/44	1,083,041
1,059,594	Pool #AS3929, 4.00%, 12/1/44	1,139,188
1,179,365	Pool #AS3930, 4.00%, 11/1/44	1,267,956
1,078,876	Pool #AS4070, 4.00%, 12/1/44	1,176,439
1,336,706	Pool #AS4240, 3.50%, 1/1/45	1,411,634
1,622,089	Pool #AS4388, 3.50%, 2/1/45	1,713,014
1,000,327	Pool #AS4390, 3.50%, 2/1/45	1,056,400
1,075,646	Pool #AS4732, 3.50%, 4/1/45	1,135,941
9,419,489	Pool #AS4737, 3.50%, 4/1/45(b)	9,947,496
1,901,035	Pool #AS4743, 3.50%, 4/1/45	2,007,597
1,208,106	Pool #AS4905, 3.50%, 4/1/45	1,277,336
9,616,041	Pool #AS4908, 3.50%, 5/1/45(b)	10,155,065
1,051,594	Pool #AS4910, 3.50%, 5/1/45	1,110,541
9,449,039	Pool #AS5114, 3.50%, 6/1/45(b)	9,978,702
1,309,912	Pool #AS5118, 3.50%, 5/1/45	1,383,339
1,433,200	Pool #AS5341, 3.50%, 7/1/45	1,513,874
2,912,888	Pool #AS5345, 3.50%, 7/1/45(b)	3,076,852
1,814,082	Pool #AS5576, 4.00%, 8/1/45	1,949,925
2,784,825	Pool #AS5749, 3.50%, 9/1/45	2,941,580
2,573,141	Pool #AS5916, 3.50%, 9/1/45	2,718,182
1,016,905	Pool #AS5919, 3.50%, 9/1/45	1,074,543
1,029,081	Pool #AS5922, 3.50%, 9/1/45	1,087,087
2,004,388	Pool #AS63C3, 4.00%, 12/1/45	2,156,518
1,588,439	Pool #AS6469, 4.00%, 11/1/45	1,707,510
1,140,802	Pool #AS6607, 4.00%, 1/1/46	1,227,387
1,971,631	Pool #AS6778, 3.50%, 3/1/46	2,082,304
1,396,436	Pool #AS6958, 3.50%, 4/1/46	1,474,494
1,811,266	Pool #AS7138, 3.50%, 5/1/46	1,912,513

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$1,036,741	Pool #AS7139, 3.50%, 5/1/46	$1,094,693
1,916,752	Pool #AS7333, 3.00%, 6/1/46	1,990,427
1,924,209	Pool #AS7334, 3.00%, 6/1/46	1,998,171
1,938,311	Pool #AS7335, 3.00%, 5/1/46	2,012,815
1,092,545	Pool #AS7336, 3.00%, 6/1/46	1,140,002
2,294,826	Pool #AS7339, 3.00%, 6/1/46	2,383,034
3,830,740	Pool #AS7504, 3.00%, 7/1/46	3,977,984
1,078,081	Pool #AS7512, 3.00%, 7/1/46	1,119,520
1,764,553	Pool #AS7515, 3.00%, 7/1/46	1,832,378
1,030,400	Pool #AS7516, 3.00%, 7/1/46	1,070,006
1,725,667	Pool #AS7517, 3.00%, 6/1/46	1,791,997
1,033,960	Pool #AS7518, 3.00%, 7/1/46	1,073,703
1,397,809	Pool #AT2688, 3.00%, 5/1/43	1,456,124
1,925,475	Pool #AT2689, 3.00%, 5/1/43	2,004,299
1,146,673	Pool #AT2690, 3.00%, 4/1/43(b)	1,193,614
858,309	Pool #AT2691, 3.00%, 5/1/43	893,446
1,013,957	Pool #AT3963, 2.50%, 3/1/28	1,052,218
854,156	Pool #AT7873, 2.50%, 6/1/28	886,387
833,397	Pool #AT8051, 3.00%, 6/1/43	867,514
1,223,319	Pool #AU0971, 3.50%, 8/1/43	1,294,567
1,054,054	Pool #AU2165, 3.50%, 7/1/43	1,115,444
978,867	Pool #AU2188, 3.50%, 8/1/43	1,035,879
929,058	Pool #AU3700, 3.50%, 8/1/43	991,152
727,107	Pool #AU4653, 3.50%, 9/1/43	778,999
773,445	Pool #AU6054, 4.00%, 9/1/43	832,270
510,028	Pool #AU6718, 4.00%, 10/1/43	553,122
1,452,096	Pool #AU7003, 4.00%, 11/1/43	1,579,778
1,051,138	Pool #AU7005, 4.00%, 11/1/43	1,137,652
1,209,720	Pool #AV0679, 4.00%, 12/1/43	1,316,091
732,928	Pool #AV9282, 4.00%, 2/1/44	788,442
1,370,295	Pool #AW0993, 4.00%, 5/1/44	1,492,069
632,066	Pool #AW1565, 4.00%, 4/1/44	679,940
366,642	Pool #AW3671, 4.00%, 4/1/44	397,735
1,196,681	Pool #AW5046, 4.00%, 7/1/44	1,286,572
1,191,182	Pool #AW5047, 4.00%, 7/1/44	1,280,661
634,820	Pool #AW7040, 4.00%, 6/1/44	688,656
1,094,662	Pool #AW8629, 3.50%, 5/1/44	1,156,365
1,015,769	Pool #AX2884, 3.50%, 11/1/44	1,086,040
1,947,279	Pool #AX4860, 3.50%, 12/1/44	2,056,433
1,088,267	Pool #AY0075, 3.50%, 11/1/44	1,149,270
1,870,245	Pool #AY1389, 3.50%, 4/1/45	1,975,082
1,343,923	Pool #AY3435, 3.50%, 5/1/45	1,419,256
1,645,967	Pool #AY5571, 3.50%, 6/1/45	1,738,232
1,824,303	Pool #BC0802, 3.50%, 4/1/46	1,926,279
1,689,261	Pool #BC0804, 3.50%, 4/1/46	1,783,688
1,317,725	Pool #BC1135, 3.00%, 6/1/46	1,368,375
57,194	Pool #MC0013, 5.50%, 12/1/38	65,777
93,919	Pool #MC0014, 5.50%, 12/1/38	108,572

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 76,592	Pool #MC0016, 5.50%, 11/1/38	$87,680
151,228	Pool #MC0038, 4.50%, 3/1/39	171,095
26,043	Pool #MC0047, 4.50%, 4/1/39	29,187
52,106	Pool #MC0059, 4.00%, 4/1/39	57,925
91,953	Pool #MC0081, 4.00%, 5/1/39	100,527
113,373	Pool #MC0112, 4.50%, 6/1/39	128,674
206,607	Pool #MC0127, 4.50%, 7/1/39	228,874
66,649	Pool #MC0135, 4.50%, 6/1/39	75,415
108,761	Pool #MC0137, 4.50%, 7/1/39	120,313
933,478	Pool #MC0154, 4.50%, 8/1/39	1,025,768
96,601	Pool #MC0155, 5.00%, 8/1/39	110,445
316,974	Pool #MC0160, 4.50%, 8/1/39	350,640
225,873	Pool #MC0171, 4.50%, 9/1/39	251,487
333,453	Pool #MC0177, 4.50%, 9/1/39	368,869
130,825	Pool #MC0270, 4.50%, 3/1/40	144,925
616,519	Pool #MC0325, 4.50%, 7/1/40	685,468
97,816	Pool #MC0426, 4.50%, 1/1/41	107,380
910,752	Pool #MC0584, 4.00%, 1/1/42	981,442
481,710	Pool #MC0585, 4.00%, 1/1/42	519,099
68,188	Pool #MC3344, 5.00%, 12/1/38	78,089

		369,351,682

Freddie Mac — 6.50%
89,077	Pool #A10124, 5.00%, 6/1/33	100,501
220,884	Pool #A10548, 5.00%, 6/1/33	247,531
242,442	Pool #A12237, 5.00%, 8/1/33	270,787
105,381	Pool #A12969, 4.50%, 8/1/33	116,015
75,361	Pool #A12985, 5.00%, 8/1/33	85,922
62,358	Pool #A12986, 5.00%, 8/1/33	71,127
42,577	Pool #A14028, 4.50%, 9/1/33	47,611
142,931	Pool #A14325, 5.00%, 9/1/33	159,927
86,313	Pool #A15268, 6.00%, 10/1/33	101,150
285,298	Pool #A15579, 5.50%, 11/1/33	325,512
139,284	Pool #A17393, 5.50%, 12/1/33	159,626
178,914	Pool #A17397, 5.50%, 1/1/34	204,898
254,792	Pool #A18617, 5.50%, 1/1/34	291,306
273,467	Pool #A19019, 5.50%, 2/1/34	315,112
76,392	Pool #A20069, 5.00%, 3/1/34	86,744
249,725	Pool #A20070, 5.50%, 3/1/34	284,157
331,173	Pool #A20540, 5.50%, 4/1/34	378,159
126,944	Pool #A20541, 5.50%, 4/1/34	144,941
120,108	Pool #A21679, 5.50%, 4/1/34	134,962
176,586	Pool #A23192, 5.00%, 5/1/34	197,826
637,797	Pool #A25310, 5.00%, 6/1/34	712,571
286,162	Pool #A25311, 5.00%, 6/1/34	320,578
169,062	Pool #A26395, 6.00%, 9/1/34	198,200
86,240	Pool #A26396, 5.50%, 9/1/34	99,577
259,510	Pool #A28241, 5.50%, 10/1/34	295,180

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 27,995	Pool #A30055, 5.00%, 11/1/34	$30,899
193,215	Pool #A30591, 6.00%, 12/1/34	223,062
256,737	Pool #A31135, 5.50%, 12/1/34	292,439
317,581	Pool #A33167, 5.00%, 1/1/35	358,040
324,020	Pool #A34999, 5.50%, 4/1/35	370,382
78,710	Pool #A35628, 5.50%, 6/1/35	90,735
440,584	Pool #A37185, 5.00%, 9/1/35	493,178
350,231	Pool #A38830, 5.00%, 5/1/35	392,039
252,321	Pool #A40538, 5.00%, 12/1/35	282,442
136,076	Pool #A42095, 5.50%, 1/1/36	155,886
239,303	Pool #A42097, 5.00%, 1/1/36	269,403
175,302	Pool #A42098, 5.50%, 1/1/36	199,838
345,640	Pool #A42803, 5.50%, 2/1/36	395,313
39,918	Pool #A42804, 6.00%, 2/1/36	45,651
108,734	Pool #A42805, 6.00%, 2/1/36	125,346
247,390	Pool #A44639, 5.50%, 3/1/36	282,015
286,009	Pool #A45396, 5.00%, 6/1/35	320,152
210,471	Pool #A46321, 5.50%, 7/1/35	242,626
82,873	Pool #A46735, 5.00%, 8/1/35	93,568
216,403	Pool #A46746, 5.50%, 8/1/35	247,368
99,468	Pool #A46748, 5.50%, 8/1/35	113,949
94,927	Pool #A46996, 5.50%, 9/1/35	108,748
336,455	Pool #A46997, 5.50%, 9/1/35	383,545
491,502	Pool #A47552, 5.00%, 11/1/35	550,175
256,630	Pool #A47553, 5.00%, 11/1/35	288,910
186,833	Pool #A47554, 5.50%, 11/1/35	214,033
169,674	Pool #A48789, 6.00%, 5/1/36	194,837
86,352	Pool #A49013, 6.00%, 5/1/36	100,684
165,041	Pool #A49526, 6.00%, 5/1/36	189,940
166,865	Pool #A49843, 6.00%, 6/1/36	193,330
458,620	Pool #A49844, 6.00%, 6/1/36	524,913
22,091	Pool #A49845, 6.50%, 6/1/36	24,430
97,425	Pool #A50128, 6.00%, 6/1/36	109,036
286,550	Pool #A59530, 5.50%, 4/1/37	325,582
205,772	Pool #A59964, 5.50%, 4/1/37	235,215
85,815	Pool #A61754, 5.50%, 5/1/37	98,738
91,281	Pool #A61779, 5.50%, 5/1/37	105,112
100,175	Pool #A61915, 5.50%, 6/1/37	114,509
151,203	Pool #A61916, 6.00%, 6/1/37	173,401
228,852	Pool #A63456, 5.50%, 6/1/37	261,096
542,720	Pool #A64012, 5.50%, 7/1/37	616,645
204,413	Pool #A64015, 6.00%, 7/1/37	236,054
497,239	Pool #A66061, 5.50%, 8/1/37	567,300
364,536	Pool #A66122, 6.00%, 8/1/37	418,787
104,134	Pool #A66133, 6.00%, 6/1/37	120,421
161,795	Pool #A66156, 6.50%, 9/1/37	187,637
214,840	Pool #A68766, 6.00%, 10/1/37	246,858
89,308	Pool #A70292, 5.50%, 7/1/37	101,473

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$117,789	Pool #A75113, 5.00%, 3/1/38	$132,752
94,408	Pool #A76187, 5.00%, 4/1/38	107,670
167,407	Pool #A78354, 5.50%, 11/1/37	190,837
779,285	Pool #A91887, 5.00%, 4/1/40	879,862
298,693	Pool #A92388, 4.50%, 5/1/40	330,698
463,009	Pool #A93962, 4.50%, 9/1/40	512,909
574,706	Pool #A95573, 4.00%, 12/1/40	622,703
520,722	Pool #A96339, 4.00%, 12/1/40	564,210
684,964	Pool #A97099, 4.00%, 1/1/41	745,915
575,256	Pool #A97715, 4.00%, 3/1/41	626,445
393,426	Pool #A97716, 4.50%, 3/1/41	432,999
36,769	Pool #B31140, 6.50%, 10/1/31	41,000
24,243	Pool #B31206, 6.00%, 3/1/32	26,779
70,742	Pool #B31493, 5.00%, 2/1/34	77,212
58,328	Pool #B31532, 5.00%, 5/1/34	63,647
87,754	Pool #B31546, 5.50%, 5/1/34	96,853
53,370	Pool #B31547, 5.50%, 5/1/34	58,909
88,702	Pool #B31551, 5.50%, 6/1/34	97,863
62,441	Pool #B31587, 5.00%, 11/1/34	68,208
62,393	Pool #B31588, 5.50%, 11/1/34	68,851
40,829	Pool #B50450, 4.50%, 1/1/19	42,300
24,788	Pool #B50451, 5.00%, 1/1/19	25,512
5,651	Pool #B50470, 4.50%, 4/1/19	5,854
73,988	Pool #B50496, 5.50%, 9/1/19	77,806
48,756	Pool #B50499, 5.00%, 11/1/19	50,881
9,193	Pool #B50500, 5.50%, 10/1/19	9,635
13,520	Pool #B50501, 4.50%, 11/1/19	13,841
32,138	Pool #B50504, 5.50%, 11/1/19	33,869
103,985	Pool #B50506, 5.00%, 11/1/19	108,976
38,447	Pool #C37233, 7.50%, 2/1/30	45,374
187,593	Pool #C51686, 6.50%, 5/1/31	219,182
104,016	Pool #C53210, 6.50%, 6/1/31	121,813
45,884	Pool #C60020, 6.50%, 11/1/31	53,849
53,622	Pool #C65616, 6.50%, 3/1/32	62,494
53,151	Pool #C68324, 6.50%, 6/1/32	62,313
108,029	Pool #C73273, 6.00%, 11/1/32	125,310
172,314	Pool #C73525, 6.00%, 11/1/32	202,098
56,994	Pool #C74672, 5.50%, 11/1/32	65,633
163,272	Pool #C77844, 5.50%, 3/1/33	185,382
60,878	Pool #C77845, 5.50%, 3/1/33	70,391
41,541	Pool #C78252, 5.50%, 3/1/33	47,463
93,307	Pool #J00980, 5.00%, 1/1/21	99,747
26,133	Pool #J05466, 5.50%, 6/1/22	27,525
746,294	Pool #J21142, 2.50%, 11/1/27	773,231
669,211	Pool #J23532, 2.50%, 5/1/28	693,992
321,434	Pool #Q00462, 4.00%, 3/1/41	346,622
666,983	Pool #Q00465, 4.50%, 4/1/41	732,092
871,171	Pool #Q05867, 3.50%, 12/1/41	923,713

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 970,509	Pool #Q06239, 3.50%, 1/1/42	$1,029,043
332,423	Pool #Q06406, 4.00%, 2/1/42	358,264
1,265,748	Pool #Q13349, 3.00%, 11/1/42	1,316,526
1,323,023	Pool #Q17662, 3.00%, 4/1/43	1,375,892
1,336,127	Pool #Q18754, 3.00%, 6/1/43	1,389,520
1,245,716	Pool #Q18772, 3.00%, 6/1/43	1,295,496
2,159,031	Pool #Q32756, 3.00%, 4/1/45	2,240,247
1,442,712	Pool #Q33966, 3.50%, 6/1/45	1,523,414

		38,567,282

Ginnie Mae — 30.97%
336,136	Pool #409117, 5.50%, 6/20/38	369,526
1,344,603	Pool #442423, 4.00%, 9/20/41	1,455,585
228,667	Pool #487643, 5.00%, 2/15/39	258,412
413,412	Pool #588448, 6.25%, 9/15/32	414,741
492,261	Pool #616936, 5.50%, 1/15/36	560,749
392,617	Pool #617904, 5.75%, 9/15/23	393,885
1,803,427	Pool #618363, 4.00%, 9/20/41	1,933,683
493,372	Pool #624106, 5.13%, 3/15/34	494,640
681,453	Pool #654705, 4.00%, 9/20/41	730,672
419,179	Pool #664269, 5.85%, 6/15/38	426,863
126,045	Pool #675509, 5.50%, 6/15/38	144,641
423,822	Pool #697672, 5.50%, 12/15/38	484,763
287,864	Pool #697814, 5.00%, 2/15/39	321,575
382,277	Pool #697885, 4.50%, 3/15/39	422,252
117,213	Pool #698112, 4.50%, 5/15/39	130,532
717,734	Pool #698113, 4.50%, 5/15/39	799,068
189,475	Pool #699294, 5.63%, 9/20/38	213,207
2,150,990	Pool #713519, 6.00%, 7/15/39	2,493,061
438,178	Pool #714561, 4.50%, 6/15/39	487,970
425,189	Pool #716822, 4.50%, 4/15/39	471,246
249,554	Pool #716823, 4.50%, 4/15/39	278,301
125,682	Pool #717132, 4.50%, 5/15/39	140,985
261,424	Pool #717133, 4.50%, 5/15/39	288,680
963,448	Pool #720080, 4.50%, 6/15/39	1,066,680
711,401	Pool #720521, 5.00%, 8/15/39	796,464
905,573	Pool #724629, 5.00%, 7/20/40	1,011,695
1,314,776	Pool #726550, 5.00%, 9/15/39	1,471,984
535,096	Pool #729018, 4.50%, 2/15/40	588,710
283,249	Pool #729019, 5.00%, 2/15/40	317,118
410,224	Pool #729346, 4.50%, 7/15/41	455,557
534,702	Pool #738844, 3.50%, 10/15/41	570,418
337,701	Pool #738845, 3.50%, 10/15/41	359,731
1,386,437	Pool #738862, 4.00%, 10/15/41	1,497,189
429,161	Pool #747241, 5.00%, 9/20/40	478,280
966,765	Pool #748654, 3.50%, 9/15/40	1,028,623
160,586	Pool #748846, 4.50%, 9/20/40	180,803
780,655	Pool #757016, 3.50%, 11/15/40	830,605

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 596,938	Pool #757017, 4.00%, 12/15/40	$646,815
778,017	Pool #759297, 4.00%, 1/20/41	850,257
875,015	Pool #759298, 4.00%, 2/20/41	939,308
536,094	Pool #762877, 4.00%, 4/15/41	578,919
469,733	Pool #763564, 4.50%, 5/15/41	521,643
486,567	Pool #770391, 4.50%, 6/15/41	540,336
976,754	Pool #770481, 4.00%, 8/15/41	1,054,780
238,062	Pool #770482, 4.50%, 8/15/41	264,370
732,594	Pool #770517, 4.00%, 8/15/41	795,809
764,933	Pool #770529, 4.00%, 8/15/41	826,038
1,090,767	Pool #770537, 4.00%, 8/15/41	1,184,889
400,819	Pool #770738, 4.50%, 6/20/41	441,699
1,180,425	Pool #779592, 4.00%, 11/20/41	1,265,683
672,697	Pool #779593, 4.00%, 11/20/41	721,284
738,342	Pool #AA6312, 3.00%, 4/15/43	773,846
949,141	Pool #AA6424, 3.00%, 5/15/43	994,336
1,820,492	Pool #AB2733, 3.50%, 8/15/42	1,939,820
2,444,969	Pool #AB2745, 3.00%, 8/15/42	2,560,627
2,327,058	Pool #AB2841, 3.00%, 9/15/42	2,437,139
759,015	Pool #AB2843, 3.00%, 9/15/42	795,632
863,059	Pool #AB2852, 3.50%, 9/15/42	919,630
5,590,699	Pool #AC9541, 2.12%, 2/15/48	5,710,646
975,058	Pool #AE6946, 3.00%, 6/15/43	1,022,859
761,189	Pool #AE8253, 4.00%, 2/20/44	814,027
661,375	Pool #AG8915, 4.00%, 2/20/44	721,751
1,159,273	Pool #AK6446, 3.00%, 1/15/45	1,214,474
1,086,592	Pool #AK7036, 3.00%, 4/15/45	1,135,955
2,035,076	Pool #AO3594, 3.50%, 8/20/45	2,158,850
1,359,212	Pool #AO8336, 3.50%, 9/20/45	1,444,273
1,889,725	Pool #AP3887, 3.50%, 9/20/45	2,004,659
1,128,069	Pool #AR4919, 3.50%, 3/20/46	1,198,816
1,446,431	Pool #AR4970, 3.50%, 4/20/46	1,536,995
2,013,778	Pool #AR9008, 3.00%, 5/20/46	2,107,507
2,063,009	Pool #AS2837, 3.50%, 3/20/46	2,192,391
1,192,168	Pool #AS2921, 3.50%, 4/20/46	1,266,811
1,424,822	Pool #AS4332, 3.00%, 6/20/46	1,491,136
1,108,471	Pool #AS5511, 3.50%, 3/20/46	1,178,000
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	694,744
2,406,517	Series 2012-107, Class A, 1.15%, 1/16/45	2,329,839
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,619,343
5,542,756	Series 2012-114, Class A, 2.10%, 1/16/53(c)	5,547,889
2,077,794	Series 2012-115, Class A, 2.13%, 4/16/45	2,086,071
3,436,057	Series 2012-120, Class A, 1.90%, 2/16/53	3,401,056
1,596,524	Series 2012-131, Class A, 1.90%, 2/16/53	1,570,829
662,995	Series 2012-144 Class AD, 1.77%, 1/16/53	649,597
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,153,585
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	3,119,626
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(c)	1,674,114

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$2,139,665	Series 2012-53, Class AC, 2.38%, 12/16/43	$2,168,800
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,966,216
732,809	Series 2012-70, Class A, 1.73%, 5/16/42	734,924
2,378,533	Series 2012-72, Class A, 1.71%, 5/16/42	2,375,191
2,549,242	Series 2012-78, Class A, 1.68%, 3/16/44	2,546,928
1,209,478	Series 2013-101, Class AG, 1.76%, 4/16/38	1,205,443
1,206,277	Series 2013-105, Class A, 1.71%, 2/16/37	1,201,662
1,423,760	Series 2013-107, Class A, 2.00%, 5/16/40	1,425,429
1,353,575	Series 2013-126, Class BK, 2.45%, 10/16/47	1,371,503
665,549	Series 2013-127, Class A, 2.00%, 3/16/52	666,472
850,930	Series 2013-17, Class A, 1.13%, 1/16/49	834,654
794,698	Series 2013-29, Class AB, 1.77%, 10/16/45	785,405
862,642	Series 2013-33, Class A, 1.06%, 7/16/38	843,318
2,264,963	Series 2013-63, Class AB, 1.38%, 3/16/45	2,224,795
1,440,738	Series 2013-97, Class AC, 2.00%, 6/16/45	1,441,535
1,342,242	Series 2014-148, Class A, 2.65%, 3/1/39	1,371,607
8,879,228	Series 2014-172, Class AF, 2.50%, 1/1/55	9,006,282
527,542	Series 2014-47, Class AB, 2.25%, 8/16/40	532,638
949,283	Series 2014-54, Class AB, 2.62%, 10/16/43	959,074
959,037	Series 2014-77, Class AC, 2.35%, 10/16/40	968,752
974,894	Series 2014-82, Class AB, 2.40%, 5/16/45	989,553
975,005	Series 2015-107, Class AB, 2.20%, 11/16/49	994,387
3,202,352	Series 2015-114, Class AD, 2.50%, 11/15/51	3,261,891
2,074,461	Series 2015-128, Class AD, 2.50%, 12/16/50	2,112,947
982,958	Series 2015-130, Class AH, 2.90%, 8/16/47	1,012,584
3,156,682	Series 2015-135, Class AC, 2.35%, 4/16/49	3,214,019
1,175,138	Series 2015-136, Class AC, 2.50%, 3/16/47	1,194,886
958,209	Series 2015-15, Class A, 2.00%, 11/1/48	963,261
1,976,519	Series 2015-154, Class AD, 2.50%, 5/1/54	2,012,130
988,025	Series 2015-171, Class DA, 2.37%, 3/16/46	990,347
1,931,504	Series 2015-2, Class A, 2.50%, 12/16/44	1,970,681
1,991,253	Series 2015-22, Class A, 2.40%, 8/16/47	2,029,110
5,933,369	Series 2015-70, Class AB, 2.30%, 11/16/48	5,951,259
695,532	Series 2015-75, Class A, 3.00%, 2/16/44	721,845
2,611,865	Series 2015-98, Class AB, 2.50%, 11/16/43	2,638,189
743,539	Series 2016-11, Class AD, 2.25%, 11/16/43	751,112
985,143	Series 2016-14, Class AB, 2.15%, 8/16/42	993,613
994,648	Series 2016-26, Class A, 2.25%, 12/16/55	1,003,338
995,110	Series 2016-28, Class AB, 2.40%, 11/16/55	1,007,675
797,390	Series 2016-36, Class AB, 2.30%, 6/16/56	806,593
990,822	Series 2016-39, Class AH, 2.50%, 9/16/44	1,007,556
1,097,367	Series 2016-50, Class A, 2.30%, 2/1/25	1,114,826

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$2,695,365	Series 2016-64, Class CA, 2.30%, 3/16/45	$2,726,958
1,998,103	Series 2016-67, Class A, 2.30%, 2/1/25	2,028,319

		183,595,304

Total U.S. Government Agency Backed Mortgages		591,514,268

(Cost $569,176,650)
U.S. Government Agency Obligations — 2.01%
Small Business Administration — 1.95%
133,942	0.80%, 3/25/29(c)	132,551
190,734	0.85%, 3/25/28(c)	188,835
491,210	0.88%, 1/26/32(a)	499,905
1,000,000	0.90%, 7/25/41(a)	1,001,658
997,070	0.90%, 9/25/41(c)	999,945
84,962	0.91%, 4/16/20(a)	85,395
60,000	1.25%, 9/17/30(a)	62,342
8,852,896	1.26%, 7/18/30*(a)(d)	147,843
1,093,381	3.16%, 11/25/27(c)	1,169,814
1,288,052	3.36%, 7/8/24(a)	1,394,703
61,822	3.36%, 7/1/21(a)	65,154
242,526	3.53%, 12/25/40(c)	267,774
133,389	3.58%, 12/18/23(a)	144,460
93,068	3.61%, 4/4/20(a)	96,717
363,555	3.85%, 9/16/34(a)	406,055
13,049	4.13%, 7/18/17(a)	13,170
242,947	4.23%, 8/25/27(c)	267,307
475,085	4.31%, 6/25/28(c)	529,391
145,913	4.36%, 7/17/29(a)	165,874
495,056	4.38%, 1/25/29(c)	560,004
2,000,000	4.63%, 9/25/28(c)	2,279,995
235,042	4.69%, 11/25/26(c)	262,209
108,609	4.88%, 6/24/24(a)	119,644
123,765	5.05%, 7/25/28(c)	141,342
56,379	5.13%, 2/28/24(a)	61,938
474,610	6.03%, 10/31/32(a)	503,466

		11,567,491

United States Department of Agriculture — 0.06%
214,532	5.38%, 10/26/22(a)	225,709
126,583	6.08%, 7/1/32(a)	134,456

		360,165

Total U.S. Government Agency Obligations		11,927,656

(Cost $12,605,248)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Investment Company — 1.51%
8,960,517	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$8,960,517

Total Investment Company		8,960,517

(Cost $8,960,517)

Total Investments		$632,183,299
(Cost $610,023,150)(f) — 106.63%

Liabilities in excess of other assets — (6.63)%		(39,316,743)

NET ASSETS — 100.00%		$592,866,556

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)	Floating rate note. Rate shown is as of report date.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total value of investment in restricted and/or illiquid securities representing $147,843, or 0.02% of net assets, are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2016 Carrying Value Per Unit
$8,852,896	Small Business Administration	01/10/2008	$857,486	$1.67

(e)	Affiliated investment.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

TBA - To-be-announced

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2016 (Unaudited)

Financial futures contracts as of June 30, 2016:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
Short Position:
Five Year U.S. Treasury Notes	265	September, 2016	$(597,209)	$31,776,268	Barclays Capital
Ten Year U.S. Treasury Notes	60	September, 2016	(211,875)	7,767,188	Barclays Capital
Thirty Year U.S. Treasury Bonds	28	September, 2016	(266,875)	4,558,750	Barclays Capital
Ultra U.S. Treasury Bonds	60	September, 2016	(709,500)	10,470,000	Barclays Capital

Total			$(1,785,459)

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 9.55%
Argentina — 0.17%
$ 15,000	YPF SA, 8.75%, 4/4/24	$16,050
15,000	YPF SA, 8.88%, 12/19/18	16,238

		32,288

Brazil — 1.06%
190,000	Petrobras Global Finance BV, 8.38%, 5/23/21	196,080

Colombia — 0.32%
26,000	Ecopetrol SA, 5.38%, 6/26/26	25,306
40,000	Ecopetrol SA, 5.88%, 5/28/45	34,720

		60,026

Indonesia — 2.17%
200,000	Pelabuhan Indonesia II PT, 4.25%, 5/5/25	199,553
200,000	Pertamina Persero PT, 4.30%, 5/20/23	203,402

		402,955

Kazakhstan — 1.18%
200,000	KazMunayGas National Co. JSC, 6.38%, 4/9/21	218,371

Mexico — 0.34%
70,000	Petroleos Mexicanos, 5.50%, 6/27/44	63,350

United States — 1.97%
3,017,000,000(a)	JPMorgan Chase Bank NA, 8.38%, 3/17/34(b)	242,616
1,473,000,000(a)	JPMorgan Chase Bank NA, 8.75%, 5/19/31(b)	121,614

		364,230

Venezuela — 2.34%
105,000	Petroleos de Venezuela SA, 5.25%, 4/12/17	65,877
35,000	Petroleos de Venezuela SA, 5.50%, 4/12/37	12,140
352,521	Petroleos de Venezuela SA, 6.00%, 5/16/24	124,669
190,310	Petroleos de Venezuela SA, 6.00%, 11/15/26	66,513
96,667	Petroleos de Venezuela SA, 8.50%, 11/2/17	67,621
223,779	Petroleos de Venezuela SA, 9.00%, 11/17/21	97,160

		433,980

Total Corporate Bonds		1,771,280

(Cost $1,665,505)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 84.55%
Argentina — 4.31%
$ 708,130	Argentine Republic Government International Bond, 3.00%, 12/15/35(c)	$75,062
170,000(d)	Argentine Republic Government International Bond, 3.00%, 12/15/35(c)	19,432
150,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	159,135
150,000	Argentine Republic Government International Bond, 7.13%, 7/6/36(b)	150,000
68,807(d)	Argentine Republic Government International Bond, 7.82%, 12/31/33	79,222
35,051	Argentine Republic Government International Bond, 8.28%, 12/31/33(e)	38,994
121,234	Argentine Republic Government International Bond, 8.75%, 6/2/17(e)	126,386
150,000	Provincia de Cordoba, 7.13%, 6/10/21(b)	150,083

		798,314

Brazil — 11.41%
3,825,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	1,227,013
1,000,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	291,358
696,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	194,538
240,000	Brazilian Government International Bond, 2.63%, 1/5/23	218,233
125,000	Brazilian Government International Bond, 5.63%, 1/7/41	120,568
25,000	Brazilian Government International Bond, 7.13%, 1/20/37	28,201
30,000	Brazilian Government International Bond, 8.25%, 1/20/34	36,512

		2,116,423

Colombia — 2.11%
76,500,000(f)	Colombian TES, 6.00%, 4/28/28	22,771
613,500,000(f)	Colombian TES, 7.00%, 5/4/22	208,802
464,400,000(f)	Colombian TES, 7.50%, 8/26/26	157,294
7,400,000(f)	Colombian TES, 10.00%, 7/24/24	2,937

		391,804

Costa Rica — 1.00%
200,000	Costa Rica Government International Bond, 4.38%, 4/30/25	185,580

Cote D’Ivoire (Ivory Coast) — 1.12%
222,750	Ivory Coast Government International Bond, 5.75%, 12/31/32(g)	207,623

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Croatia (Hrvatska) — 2.94%
$ 200,000	Croatia Government International Bond, 5.50%, 4/4/23	$211,932
205,000	Croatia Government International Bond, 6.00%, 1/26/24	223,613
100,000	Croatia Government International Bond, 6.63%, 7/14/20	109,095

		544,640

Dominican Republic — 3.43%
145,000	Dominican Republic International Bond, 5.50%, 1/27/25	146,908
150,000	Dominican Republic International Bond, 6.85%, 1/27/45	154,021
100,000	Dominican Republic International Bond, 7.45%, 4/30/44	109,213
205,000	Dominican Republic International Bond, 7.50%, 5/6/21	226,296

		636,438

Ghana — 0.94%
200,000	Ghana Government International Bond, 7.88%, 8/7/23	174,705

Guatemala — 1.10%
200,000	Guatemala Government Bond, 4.50%, 5/3/26	203,116

Hungary — 3.49%
19,290,000(f)	Hungary Government Bond, 5.50%, 6/24/25	80,805
30,380,000(f)	Hungary Government Bond, 7.00%, 6/24/22	132,910
200,000	Hungary Government International Bond, 5.38%, 2/21/23	221,415
186,000	Hungary Government International Bond, 5.75%, 11/22/23	211,629

		646,759

Indonesia — 7.96%
100,000(d)	Indonesia Government International Bond, 2.63%, 6/14/23(b)	111,963
200,000	Indonesia Government International Bond, 4.75%, 1/8/26	217,277
3,085,000,000(f)	Indonesia Treasury Bond, 8.38%, 9/15/26	248,310
2,631,000,000(f)	Indonesia Treasury Bond, 8.75%, 5/15/31	217,368
2,212,000,000(f)	Indonesia Treasury Bond, 11.00%, 9/15/25	204,586
3,345,000,000(f)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(b)	266,106
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26	209,581

		1,475,191

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Jamaica — 1.13%
$ 200,000	Jamaica Government International Bond, 6.75%, 4/28/28	$210,233

Kazakhstan — 1.09%
200,000	Kazakhstan Government International Bond, 3.88%, 10/14/24	201,870

Kenya — 1.07%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	199,208

Malaysia — 3.93%
1,587,000(f)	Malaysia Government Bond, 3.96%, 9/15/25	396,948
1,303,000(f)	Malaysia Government Investment Issue, 4.19%, 7/15/22	330,830

		727,778

Mexico — 6.69%
5,200,000(f)	Mexican Bonos, 6.50%, 6/10/21	296,837
10,000,000(f)	Mexican Bonos, 10.00%, 12/5/24	697,309
230,000	Mexico Government International Bond, 4.00%, 10/2/23	247,065

		1,241,211

Panama — 1.13%
200,000	Panama Government International Bond, 3.75%, 3/16/25	209,698

Paraguay — 1.12%
200,000	Republic of Paraguay, 4.63%, 1/25/23	207,420

Peru — 0.33%
50,000	Peruvian Government International Bond, 5.63%, 11/18/50	61,715

Poland — 2.47%
697,000(f)	Poland Government Bond, 2.50%, 7/25/26	170,158
1,100,000(f)	Poland Government Bond, 3.25%, 7/25/25	287,958

		458,116

Romania — 4.27%
900,000(f)	Romania Government Bond, 4.75%, 2/24/25	242,255
880,000(f)	Romania Government Bond, 5.80%, 7/26/27	253,654
236,000	Romanian Government International Bond, 6.13%, 1/22/44	294,949

		790,858

Russia — 1.49%
1,817,000(f)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	26,454
2,082,000(f)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	32,616
200,000	Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	217,937

		277,007

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Serbia — 1.11%
$ 200,000	Serbia International Bond, 4.88%, 2/25/20	$206,162

South Africa — 8.05%
3,911,942(f)	South Africa Government Bond, 6.75%, 3/31/21	250,016
5,134,521(f)	South Africa Government Bond, 7.00%, 2/28/31	286,324
2,054,555(f)	South Africa Government Bond, 8.25%, 3/31/32	127,101
9,066,342(f)	South Africa Government Bond, 10.50%, 12/21/26	684,527
140,000	South Africa Government International Bond, 4.67%, 1/17/24	144,523

		1,492,491

Thailand — 0.30%
167,000(f)	Thailand Government Bond, 3.85%, 12/12/25	5,539
1,374,000(f)	Thailand Government Bond, 4.88%, 6/22/29	50,667

		56,206

Turkey — 3.76%
1,498,715(f)	Turkey Government Bond, 8.00%, 3/12/25	487,415
142,553(f)	Turkey Government Bond, 9.00%, 7/24/24	49,441
130,000	Turkey Government International Bond, 7.38%, 2/5/25	160,488

		697,344

Ukraine — 3.55%
384,000	Ukraine Government International Bond, 3.77%, 5/31/40(h)	124,417
200,000	Ukraine Government International Bond, 7.75%, 9/1/19	197,207
100,000	Ukraine Government International Bond, 7.75%, 9/1/24	95,517
100,000	Ukraine Government International Bond, 7.75%, 9/1/27	94,531
150,000	Ukreximbank Via Biz Finance Plc, 9.63%, 4/27/22	146,000

		657,672

Uruguay — 1.87%
350,000	Uruguay Government International Bond, 5.10%, 6/18/50	347,463

Venezuela — 0.53%
139,700	Venezuela Government International Bond, 9.00%, 5/7/23	59,536
75,000	Venezuela Government International Bond, 12.75%, 8/23/22	38,236

		97,772

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Zambia — 0.85%
$200,000	Zambia Government International Bond, 5.38%, 9/20/22	$157,334

Total Foreign Government Bonds		15,678,151

(Cost $15,181,513)
Shares
Investment Company — 5.38%
997,552	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	997,552

Total Investment Company		997,552

(Cost $997,552)
Contracts
Put Options Purchased — 0.03%
2	S & P 500 Index, Strike Price USD 1,900.00, Expires 6/1/16	10
3	S & P 500 Index, Strike Price USD 1,950.00, Expires 7/29/16	1,650
428,000	USD/MXN, strike 18.25, Expires 7/14/16	2,921

Total Put Options Purchased		4,581

(Cost $10,547)

Total Investments		$18,451,564
(Cost $17,855,117)(i) — 99.51%

Other assets in excess of liabilities — 0.49%		90,969

NET ASSETS — 100.00%		$18,542,533

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016.
(d)	Principal amount denoted in Euros.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Foreign currency exchange contracts as of June 30, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	946,072	USD	278,256	Citibank, N.A.	7/5/16	$15,973
BRL	1,312,145	USD	394,749	Citibank, N.A.	7/5/16	13,330
BRL	72,590	USD	20,000	Citibank, N.A.	7/5/16	2,576
USD	30,000	BRL	109,050	Citibank, N.A.	7/5/16	(3,915)
USD	41,784	BRL	152,687	Citibank, N.A.	7/5/16	(5,702)
USD	566,279	BRL	2,069,070	Citibank, N.A.	7/5/16	(77,204)
MXN	1,694,705	USD	90,616	Citibank, N.A.	7/27/16	1,840
MXN	748,292	USD	40,000	Citibank, N.A.	7/27/16	823
MXN	1,862,844	USD	101,000	Citibank, N.A.	7/27/16	628
MXN	1,676,311	USD	91,000	Citibank, N.A.	7/27/16	452
MXN	740,500	USD	40,000	Citibank, N.A.	7/27/16	398
MXN	186,450	USD	10,000	Citibank, N.A.	7/27/16	172
USD	184,107	MXN	3,239,156	Citibank, N.A.	7/27/16	7,394
USD	14,753	MXN	275,256	Citibank, N.A.	7/27/16	(263)
USD	84,437	MXN	1,557,922	Citibank, N.A.	7/27/16	(556)
USD	99,563	MXN	1,836,768	Citibank, N.A.	7/27/16	(643)
USD	85,000	MXN	1,587,052	Citibank, N.A.	7/27/16	(1,582)
USD	82,000	BRL	264,860	Citibank, N.A.	8/2/16	374
USD	13,000	BRL	43,567	Citibank, N.A.	8/2/16	(427)
USD	391,685	BRL	1,312,145	Citibank, N.A.	8/2/16	(12,698)
USD	276,113	BRL	946,072	Citibank, N.A.	8/2/16	(15,452)
CLP	33,842,521	USD	51,117	Citibank, N.A.	8/18/16	(218)
CLP	33,015,064	USD	49,883	Citibank, N.A.	8/18/16	(229)
COP	317,278,609	USD	105,155	Citibank, N.A.	8/18/16	2,312
EUR	85,847	HUF	27,008,546	Citibank, N.A.	8/18/16	527
EUR	133,754	HUF	42,181,537	Citibank, N.A.	8/18/16	467
EUR	94,911	HUF	29,924,706	Citibank, N.A.	8/18/16	356
EUR	94,910	HUF	29,924,706	Citibank, N.A.	8/18/16	355
EUR	83,000	PLN	369,682	Citibank, N.A.	8/18/16	(1,310)
HUF	25,372,000	EUR	80,000	Citibank, N.A.	8/18/16	222
HUF	9,261,057	USD	33,198	Citibank, N.A.	8/18/16	(653)
HUF	9,257,305	USD	33,286	Citibank, N.A.	8/18/16	(753)
HUF	11,535,094	USD	41,378	Citibank, N.A.	8/18/16	(841)
INR	61,081,992	USD	894,057	Citibank, N.A.	8/18/16	3,002
INR	3,605,329	USD	53,000	Citibank, N.A.	8/18/16	(52)
MXN	2,713,017	USD	144,697	Citibank, N.A.	8/18/16	2,964
MXN	2,874,075	USD	154,444	Citibank, N.A.	8/18/16	1,983
MXN	2,651,658	USD	142,425	Citibank, N.A.	8/18/16	1,896
MXN	1,705,062	USD	93,000	Citibank, N.A.	8/18/16	(199)
MXN	1,694,241	USD	92,435	Citibank, N.A.	8/18/16	(223)
MXN	1,715,000	USD	93,565	Citibank, N.A.	8/18/16	(223)
PEN	384,573	USD	116,431	Citibank, N.A.	8/18/16	(57)
PHP	1,137,556	USD	24,511	Citibank, N.A.	8/18/16	(419)
PLN	298,841	EUR	67,848	Citibank, N.A.	8/18/16	222
PLN	222,501	EUR	50,487	Citibank, N.A.	8/18/16	197
PLN	426,917	EUR	97,046	Citibank, N.A.	8/18/16	184
PLN	426,917	EUR	97,126	Citibank, N.A.	8/18/16	95
PLN	83,308	USD	21,000	Citibank, N.A.	8/18/16	90

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
PLN	426,917	EUR	97,155	Citibank, N.A.	8/18/16	$62
PLN	288,902	USD	74,119	Citibank, N.A.	8/18/16	(982)
PLN	321,108	USD	82,479	Citibank, N.A.	8/18/16	(1,189)
PLN	321,109	USD	82,748	Citibank, N.A.	8/18/16	(1,458)
PLN	321,108	USD	82,809	Citibank, N.A.	8/18/16	(1,520)
PLN	321,109	USD	82,826	Citibank, N.A.	8/18/16	(1,537)
RUB	1,366,469	USD	20,897	Citibank, N.A.	8/18/16	189
RUB	1,366,469	USD	20,897	Citibank, N.A.	8/18/16	189
RUB	1,366,470	USD	20,901	Citibank, N.A.	8/18/16	185
RUB	1,366,469	USD	20,917	Citibank, N.A.	8/18/16	170
RUB	1,366,469	USD	20,925	Citibank, N.A.	8/18/16	162
RUB	1,366,469	USD	20,944	Citibank, N.A.	8/18/16	142
RUB	1,474,350	USD	22,622	Citibank, N.A.	8/18/16	129
RUB	1,366,470	USD	20,958	Citibank, N.A.	8/18/16	128
RUB	1,366,470	USD	20,986	Citibank, N.A.	8/18/16	101
RUB	2,261,000	USD	35,000	Citibank, N.A.	8/18/16	(110)
THB	11,839,951	USD	335,884	Citibank, N.A.	8/18/16	742
THB	942,976	USD	26,718	Citibank, N.A.	8/18/16	92
THB	1,178,721	USD	33,472	Citibank, N.A.	8/18/16	41
THB	1,154,011	USD	32,773	Citibank, N.A.	8/18/16	37
THB	433,462	USD	12,347	Citibank, N.A.	8/18/16	(23)
THB	444,205	USD	12,653	Citibank, N.A.	8/18/16	(24)
TRY	159,834	USD	54,331	Citibank, N.A.	8/18/16	579
TRY	159,834	USD	54,395	Citibank, N.A.	8/18/16	515
TRY	154,705	USD	52,664	Citibank, N.A.	8/18/16	485
USD	46,156	RON	183,246	Citibank, N.A.	8/18/16	1,167
USD	62,903	RON	251,966	Citibank, N.A.	8/18/16	1,043
USD	60,687	RON	243,040	Citibank, N.A.	8/18/16	1,018
USD	45,579	RON	182,280	Citibank, N.A.	8/18/16	828
USD	33,712	RON	134,381	Citibank, N.A.	8/18/16	720
USD	33,512	RON	134,016	Citibank, N.A.	8/18/16	610
USD	76,931	ZAR	1,137,010	Citibank, N.A.	8/18/16	526
USD	68,288	ZAR	1,010,281	Citibank, N.A.	8/18/16	399
USD	68,217	ZAR	1,010,281	Citibank, N.A.	8/18/16	329
USD	68,111	ZAR	1,010,281	Citibank, N.A.	8/18/16	223
USD	50,000	ZAR	740,850	Citibank, N.A.	8/18/16	217
USD	76,378	ZAR	1,134,317	Citibank, N.A.	8/18/16	154
USD	67,688	ZAR	1,005,338	Citibank, N.A.	8/18/16	132
USD	57,386	ZAR	852,544	Citibank, N.A.	8/18/16	97
USD	181,799	INR	12,373,246	Citibank, N.A.	8/18/16	84
USD	50,665	ZAR	752,854	Citibank, N.A.	8/18/16	75
USD	57,335	ZAR	852,210	Citibank, N.A.	8/18/16	69
USD	84,849	COP	250,390,483	Citibank, N.A.	8/18/16	38
USD	8,000	COP	23,575,600	Citibank, N.A.	8/18/16	15
USD	5,000	IDR	66,160,000	Citibank, N.A.	8/18/16	12
USD	21,711	MXN	398,823	Citibank, N.A.	8/18/16	4
USD	14,989	RUB	971,294	Citibank, N.A.	8/18/16	1
USD	175,891	HKD	1,363,703	Citibank, N.A.	8/18/16	(4)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	11,890	RUB	770,864	Citibank, N.A.	8/18/16	$(5)
USD	10,000	IDR	132,750,000	Citibank, N.A.	8/18/16	(8)
USD	632	TRY	1,879	Citibank, N.A.	8/18/16	(14)
USD	7,000	THB	247,041	Citibank, N.A.	8/18/16	(24)
USD	7,000	INR	479,969	Citibank, N.A.	8/18/16	(49)
USD	3,620	ZAR	55,016	Citibank, N.A.	8/18/16	(77)
USD	9,000	TRY	26,427	Citibank, N.A.	8/18/16	(79)
USD	43,603	INR	2,975,818	Citibank, N.A.	8/18/16	(100)
USD	50,701	INR	3,460,343	Citibank, N.A.	8/18/16	(118)
USD	28,149	PLN	111,742	Citibank, N.A.	8/18/16	(139)
USD	8,000	MYR	32,574	Citibank, N.A.	8/18/16	(164)
USD	91,565	INR	6,246,106	Citibank, N.A.	8/18/16	(166)
USD	11,000	PLN	44,236	Citibank, N.A.	8/18/16	(198)
USD	15,000	ZAR	226,678	Citibank, N.A.	8/18/16	(232)
USD	50,369	RON	206,399	Citibank, N.A.	8/18/16	(305)
USD	10,000	ZAR	153,803	Citibank, N.A.	8/18/16	(335)
USD	32,842	ZAR	495,316	Citibank, N.A.	8/18/16	(442)
USD	35,158	ZAR	530,269	Citibank, N.A.	8/18/16	(475)
USD	104,148	IDR	1,387,974,588	Citibank, N.A.	8/18/16	(490)
USD	42,445	ZAR	639,425	Citibank, N.A.	8/18/16	(523)
USD	15,000	MXN	285,207	Citibank, N.A.	8/18/16	(523)
USD	64,000	MXN	1,185,830	Citibank, N.A.	8/18/16	(541)
USD	62,555	ZAR	942,329	Citibank, N.A.	8/18/16	(767)
USD	94,584	MXN	1,753,918	Citibank, N.A.	8/18/16	(876)
USD	78,000	MXN	1,452,914	Citibank, N.A.	8/18/16	(1,078)
USD	101,563	MYR	409,683	Citibank, N.A.	8/18/16	(1,114)
USD	41,625	MXN	787,503	Citibank, N.A.	8/18/16	(1,236)
USD	54,113	MXN	1,024,792	Citibank, N.A.	8/18/16	(1,663)
USD	90,412	MXN	1,694,705	Citibank, N.A.	8/18/16	(1,826)
USD	452,499	IDR	6,041,316,888	Citibank, N.A.	8/18/16	(2,947)
USD	386,878	CLP	261,625,979	Citibank, N.A.	8/18/16	(6,603)
ZAR	625,485	USD	42,114	Citibank, N.A.	8/18/16	(83)
ZAR	624,161	USD	42,033	Citibank, N.A.	8/18/16	(91)
RUB	5,452,261	USD	76,689	Citibank, N.A.	8/24/16	7,310
CNY	407,328	USD	61,000	Citibank, N.A.	9/6/16	(99)
CNY	293,350	USD	45,000	Citibank, N.A.	9/6/16	(1,140)
CNY	5,647,018	USD	863,635	Citibank, N.A.	9/6/16	(19,328)
USD	175,000	CNY	1,160,863	Citibank, N.A.	9/6/16	1,435
USD	90,000	CNY	592,425	Citibank, N.A.	9/6/16	1,424
USD	90,000	CNY	593,550	Citibank, N.A.	9/6/16	1,256
USD	170,000	CNY	1,133,050	Citibank, N.A.	9/6/16	593
USD	30,000	CNY	198,855	Citibank, N.A.	9/6/16	268
USD	113,725	EUR	100,000	Citibank, N.A.	9/8/16	2,460
USD	94,358	EUR	83,000	Citibank, N.A.	9/8/16	2,008
USD	11,358	EUR	10,000	Citibank, N.A.	9/8/16	232

Total						$(86,797)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Financial futures contracts as of June 30, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	2	September 2016	$(173)	USD	244,502	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	2	September 2016	—	USD	265,969	Citigroup Global Markets, Inc.
Thirty Year U.S. Treasury Bonds	4	September 2016	49,520	USD	695,980	Citigroup Global Markets, Inc.

			$49,347

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	32	December 2016	$(17,663)	USD	7,928,337	Citigroup Global Markets, Inc.

Options written as of June 30, 2016:

Contracts	Put Options	Value
(2)	S & P 500 Index, Strike Price USD 1,800.00, Expires 7/1/16	$(10)
(3)	S & P 500 Index, Strike Price USD 1,850.00, Expires 7/29/16	(675)

Total (Premiums received $(4,425))		$(685)

Interest rate swaps as of June 30, 2016:				Notional		Unrealized Appreciation/ (Depreciation)
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Amount (000)
3.77%	3 Month KLIBOR	BNP Paribas SA	4/8/21	MYR	1,751(b)	$(3,595)
12.73%	BRL-CDI	HSBC Securities	1/2/18	BRL	2,403(b)	(1,196)
12.74%	BRL-CDI	HSBC Securities	1/2/18	BRL	2,308(b)	(1,174)
12.63%	BRL-CDI	HSBC Securities	1/2/18	BRL	2,061(a)	54
12.63%	BRL-CDI	HSBC Securities	1/2/19	BRL	1,001(a)	7,976
12.29%	BRL-CDI	HSBC Securities	1/4/21	BRL	392(a)	2,734
4.46%	CLP-ICP-CAMARA	JPMorgan Chase Bank, N.A.	6/30/26	CLP	25,000(a)	384
2.59%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/5/20	CNY	2,000(a)	904
2.65%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	8/7/20	CNY	900(a)	699
2.65%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	9/9/20	CNY	3,650(a)	2,768
2.55%	CNY-CNREPOFIX=CFXS-Reuters	HSBC Securities	4/5/21	CNY	610(a)	(73)
6.57%	INR-MIBOR-OIS-COMPOUND	HSBC Securities	9/5/17	INR	31,780(b)	270
6.76%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	125,832(a)	10,756
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	43,810(a)	25,900
6.34%	INR-MIBOR-OIS-COMPOUND	HSBC Securities	9/9/18	INR	13,000(a)	(473)
6.54%	INR-MIBOR-OIS-COMPOUND	HSBC Securities	7/1/21	INR	12,630(a)	—
1.98%	PLN-WIBOR-WIBO	Citigroup Global Markets	6/29/21	PLN	441(a)	1,002
8.88%	USD-BBA-LIBOR	HSBC Securities	7/28/18	TRY	2,926(a)	5,452

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
9.34%	USD-BBA-LIBOR	BNP Paribas SA	7/28/18	TRY 738(a)	$2,219

Total					$54,607

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps as of June 30, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	300	$2,765
1.00%	Peru Government International Bond	JPMorgan Chase Bank, N.A.	6/20/21	Buy	USD	64	1,043
1.00%	Peru Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	40	652
1.00%	Peru Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	39	635
1.00%	Qatar Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	146	308
1.00%	Qatar Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	105	222
1.00%	Qatar Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	63	133
1.00%	Qatar Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	6	13
1.00%	Russia Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	140	8,336

Total (Premiums received $28,560)							$14,107

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

BBA-LIBOR - British Bankers Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ICP-CAMARA - Indice Camara Premedia Rate for Chilean Pesos

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KLIBOR - Kuala Lumpur Interbank Offered Rate

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

PLN-WIBOR-WIBO - Warsaw InterBank Offered Rate

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	84.55%
Energy	5.45%
Financials	3.02%
Industrials	1.08%
Other*	5.90%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, options, interest rate swaps, futures, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 88.98%
Argentina — 5.75%
$ 140,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23	$148,925
280,000	YPF SA, 8.50%, 3/23/21(a)	298,581
180,000	YPF SA, 8.50%, 7/28/25	190,170
238,000	YPF SA, 8.88%, 12/19/18	257,635
200,000	YPF SA, 31.35%, 7/7/20(a)(b)	200,000

		1,095,311

Azerbaijan — 1.03%
200,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	195,667

Barbados — 1.11%
200,000	Columbus International, Inc., 7.38%, 3/30/21	211,200

Brazil — 12.05%
320,000(c)	BRF SA, 7.75%, 5/22/18	89,655
150,000	Caixa Economica Federal, 4.25%, 5/13/19	147,507
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	184,880
260,000	Cosan Luxembourg SA, 7.00%, 1/20/27(a)	256,386
200,000	ESAL GmbH, 6.25%, 2/5/23	197,140
100,000	Itau Unibanco Holding SA/Cayman Island, 5.75%, 1/22/21	103,767
200,000	Klabin Finance SA, 5.25%, 7/16/24	196,500
200,000	Minerva Luxembourg SA, 7.75%, 1/31/23	204,000
210,000	Petrobras Global Finance BV, 2.77%, 1/15/19(b)	189,735
171,000	Petrobras Global Finance BV, 3.00%, 1/15/19	158,431
100,000(d)	Petrobras Global Finance BV, 4.25%, 10/2/23	89,039
180,000	Petrobras Global Finance BV, 4.38%, 5/20/23	146,196
70,000	Petrobras Global Finance BV, 5.38%, 1/27/21	64,449
80,000	Petrobras Global Finance BV, 8.75%, 5/23/26	80,656
40,000	Vale Overseas Ltd., 5.88%, 6/10/21	40,050
60,000	Vale SA, 5.63%, 9/11/42	48,956
100,000(d)	Votorantim Cimentos SA, 3.25%, 4/25/21	96,891

		2,294,238

Chile — 4.27%
200,000	AES Gener SA, 8.38%, 12/18/73(b)	210,940
200,000	Embotelladora Andina SA, 5.00%, 10/1/23	217,033
200,000	Empresa Electrica Guacolda SA, 4.56%, 4/30/25	186,750
200,000	VTR Finance BV, 6.88%, 1/15/24	198,646

		813,369

China — 6.30%
200,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	205,766
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	232,001
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	198,745
200,000	CRCC Yupeng Ltd., 3.95%, 2/28/49(b)	205,177

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 250,000	Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20	$256,132
80,000	Nexen Energy ULC, 6.40%, 5/15/37	100,512

		1,198,333

Colombia — 3.98%
200,000	Banco de Bogota SA, 6.25%, 5/12/26(a)	202,333
110,000	Ecopetrol SA, 5.38%, 6/26/26	107,063
205,000	Ecopetrol SA, 5.88%, 5/28/45	177,940
156,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	37,520
200,000	Gruposura Finance SA, 5.50%, 4/29/26	207,510
140,000	Pacific Exploration and Production Corp., 5.13%, 3/28/23	25,900

		758,266

Guatemala — 1.03%
200,000	Comcel Trust via Comunicaciones Celulares SA, 6.88%, 2/6/24	196,000

Hong Kong — 0.98%
170,000	Bank of China Hong Kong Ltd., 5.55%, 2/11/20	187,269

India — 4.59%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	433,721
200,000	ICICI Bank Ltd./Dubai, 4.80%, 5/22/19	213,419
200,000	Indian Oil Corp Ltd., 5.75%, 8/1/23	226,507

		873,647

Indonesia — 3.17%
200,000	Pelabuhan Indonesia II PT, 4.25%, 5/5/25	199,553
200,000	Pertamina Persero PT, 5.63%, 5/20/43	193,739
200,000	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	210,133

		603,425

Israel — 2.44%
130,000	Delek & Avner Tamar Bond Ltd., 4.44%, 12/30/20(a)	135,525
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(a)	268,263
50,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	59,891

		463,679

Jamaica — 0.90%
200,000	Digicel Ltd., 6.75%, 3/1/23	170,616

Kazakhstan — 0.98%
170,000	KazMunayGas National Co. JSC, 7.00%, 5/5/20	186,996

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Luxembourg — 2.10%
$200,000	Altice Financing SA, 7.50%, 5/15/26(a)	$196,500
200,000	Millicom International Cellular SA, 6.63%, 10/15/21	202,500

		399,000

Malaysia — 1.10%
200,000	Axiata SPV2 Berhad, 3.47%, 11/19/20	208,543

Mexico — 5.57%
200,000	Alfa SAB de CV, 6.88%, 3/25/44	206,690
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	277,167
200,000	Cemex Finance LLC, 9.38%, 10/12/22	220,000
150,000	Grupo Posadas SAB de CV, 7.88%, 6/30/22	152,250
200,000	Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	203,000
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	1,125

		1,060,232

Morocco — 2.14%
200,000	OCP SA, 4.50%, 10/22/25	195,827
200,000	OCP SA, 5.63%, 4/25/24	212,253

		408,080

Peru — 1.46%
100,000	Banco de Credito del Peru/Panama, 5.38%, 9/16/20	111,035
10,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(b)	10,911
77,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(b)	86,346
73,000	Southern Copper Corp., 5.88%, 4/23/45	68,771

		277,063

Philippines — 1.07%
200,000	Royal Capital B.V., 5.50%, 11/5/49(b)	204,093

Qatar — 1.05%
200,000	Ooredoo International Finance Ltd., 3.88%, 1/31/28	199,793

Russia — 7.89%
200,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.75%, 4/28/21	227,010
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	213,738
100,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	109,270
200,000	MMC Norilsk Nickel OJSC Via MMC Finance Ltd., 6.63%, 10/14/22	221,766
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd., 3.15%, 3/6/17	200,603
200,000	Sberbank of Russia Via SB Capital SA, 5.50%, 2/26/24(b)	199,173

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	$221,563
100,000	Vnesheconombank Via VEB Finance Plc, 6.90%, 7/9/20	108,427

		1,501,550

Saudi Arabia — 1.03%
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	196,960

Singapore — 3.25%
200,000	Global Logistic Properties Ltd., 3.88%, 6/4/25	205,450
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(b)	203,661
200,000	Oversea-Chinese Banking Corp. Ltd., 3.50%, 10/15/24(b)	208,723

		617,834

South Africa — 1.51%
68,000	AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	69,360
30,000	AngloGold Ashanti Holdings Plc, 6.50%, 4/15/40	28,940
200,000	Transnet SOC Ltd., 4.00%, 7/26/22	189,628

		287,928

Thailand — 2.15%
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24(b)	208,716
200,000	PTT Exploration & Production PCL, 4.88%, 12/29/49(b)	200,093

		408,809

Turkey — 5.35%
200,000	Akbank TAS, 4.00%, 1/24/20	201,087
200,000	KOC Holding AS, 5.25%, 3/15/23(a)	207,021
200,000	Turkiye Garanti Bankasi AS, 4.75%, 10/17/19	205,300
200,000	Turkiye Halk Bankasi AS, 5.00%, 7/13/21(a)	199,562
200,000	Turkiye Is Bankasi, 5.38%, 10/6/21(a)	205,973

		1,018,943

United Arab Emirates — 4.34%
154,228	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	157,956
200,000	DP World Crescent Ltd., 3.91%, 5/31/23(a)	200,724
240,000	DP World Ltd., 6.85%, 7/2/37	263,681
200,000	Emirates NBD PJSC, 4.63%, 3/28/17	203,744

		826,105

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Venezuela — 0.39%
$170,000	Petroleos de Venezuela SA, 9.00%, 11/17/21	$73,811

Total Corporate Bonds		16,936,760

(Cost $16,746,043)
Foreign Government Bonds — 7.03%
Argentina — 3.00%
154,989	Argentina Bonar Bonds, 7.00%, 4/17/17	161,198
200,000	Argentine Republic Government International Bond, 6.25%, 4/22/19(a)	208,517
200,000	Argentine Republic Government International Bond, 7.13%, 7/6/36(a)	200,000

		569,715

Korea — 1.08%
200,000	Export-Import Bank of Korea, 2.50%, 5/10/21	206,037

Oman — 1.04%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	197,931

Ukraine — 1.91%
120,000	Ukraine Government International Bond, 3.04%, 5/31/40(a)(f)	38,880
110,000	Ukraine Government International Bond, 4.70%, 5/31/40(f)	35,640
100,000	Ukraine Government International Bond, 7.75%, 9/1/19	98,603
200,000	Ukreximbank Via Biz Finance Plc, 9.75%, 1/22/25	190,450

		363,573

Total Foreign Government Bonds		1,337,256

(Cost $1,335,841)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Investment Company — 3.93%
747,914	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$747,914

Total Investment Company		747,914

(Cost $747,914)

Total Investments		$19,021,930
(Cost $18,829,798)(g) — 99.94%

Other assets in excess of liabilities — 0.06%		11,560

NET ASSETS — 100.00%		$19,033,490

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Principal amount denoted in Euros.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	509,957	USD	143,456	Citibank, N.A.	7/5/16	$ 15,141
BRL	112,028	USD	31,072	Citibank, N.A.	7/5/16	3,769
USD	67,618	BRL	249,104	Citibank, N.A.	7/5/16	(9,854)
USD	71,299	BRL	262,010	Citibank, N.A.	7/5/16	(10,186)
USD	113,716	BRL	427,218	Citibank, N.A.	7/5/16	(19,150)
COP	6,017,014	USD	2,016	Citibank, N.A.	7/11/16	39
MXN	1,185,461	USD	63,649	Citibank, N.A.	7/11/16	1,124
USD	68,672	MXN	1,199,939	Citibank, N.A.	7/11/16	3,108
USD	7,406	COP	22,787,466	Citibank, N.A.	7/11/16	(375)
USD	148,488	ZAR	2,219,444	Citibank, N.A.	7/11/16	(1,862)
USD	33,098	COP	102,587,736	Citibank, N.A.	7/11/16	(1,932)
USD	304,873	EUR	268,000	Citibank, N.A.	9/8/16	6,684

Total						$(13,494)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Credit default swaps as of June 30, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	BHP Billiton Ltd.	JPMorgan Chase Bank, N.A.	6/20/21	Buy	USD	190	$3,806
1.00%	Brazil Government International Bond	BNP Paribas SA	6/20/18	Buy	USD	480	2,006
1.00%	Brazil Government International Bond	Citibank, N.A.	6/20/21	Buy	USD	190	17,887
1.00%	Brazil Government International Bond	Citibank, N.A.	6/20/21	Buy	USD	90	8,468
1.00%	CDX.EM, Series 25	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	420	31,823
1.00%	CDX.EM, Series 25	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	210	15,900
1.00%	South African Government International Bond	Barclays Bank Plc	6/20/17	Buy	USD	920	(4,005)
1.00%	Turkey Government International Bond	BNP Paribas SA	6/20/17	Buy	USD	190	(991)
1.00%	Turkey Government International Bond	BNP Paribas SA	6/20/17	Buy	USD	190	(991)

Total (Premiums received $91,010)							$73,903

Abbreviations used are defined below:

BRL - Brazilian Real

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.66%
Energy	20.10%
Telecom Services	9.90%
Materials	9.05%
Foreign Government Bonds	7.03%
Industrials	6.92%
Consumer Discretionary	6.63%
Utilities	6.61%
Consumer Staples	3.80%
Health Care	0.31%
Other*	3.99%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Bank Loans — 7.10%
United States — 7.10%
$ 207,450	Belk, Inc. Term Loan B, 5.75%, 11/18/22	$164,145
150,000	Charter Communications Operating LLC, Term Loan, 3.50%, 1/20/23	150,000
190,040	Fortescue Metals Group, Ltd. Term Loan B, 0.00%, 6/30/19	181,488
133,421	Hilton Worldwide Holdings, Inc. Term Loan, 3.50%, 10/25/20(a)	133,421
99,231	J Crew Group, Inc. Term Loan, 4.00%, 3/5/21	67,571
252,000	Level 3 Financing, Inc. Term Loan B2, 3.50%, 5/31/22(a)	250,866
110,000	Multiplan, Inc. Term Loan B, 5.00%, 5/25/23	110,248
30,844	NewPage Corp. Delayed Draw Term Loan, 11.00%, 7/26/17	30,612
73,746	NewPage Corp. Intial Term Loan, 11.00%, 7/26/17	73,193
76,789	NewPage Corp. Term Loan, 11.00%, 7/26/17	42,618
180,188	NewPage Corp. Term Loan B, 9.50%, 5/30/17(a)	24,325
168,466	Rue21, Inc. Term Loan, 5.63%, 10/10/20(a)	91,393
344,319	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(a)	340,349
242,383	Toys R Us, Inc. Term Loan, 6.00%, 8/21/19	217,236
174,565	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.75%, 8/5/20(a)	169,274
91,441	Verso Corp. Term Loan, 0.00%, 6/6/21	82,297
21,252	Vertellus Specialties, Inc. Term Loan, 9.00%, 5/31/46	21,252
57,300	Vertellus Specialties, Inc. Term Loan, 10.50%, 10/10/19(a)	38,200

		2,188,488

Total Bank Loans		2,188,488

(Cost $2,463,624)

Corporate Bonds — 82.41%
Australia — 0.43%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(b)	131,463

Belgium — 0.91%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(b)	282,000

Brazil — 1.03%
70,000	Petrobras Global Finance BV, 5.38%, 1/27/21	64,449
110,000	Petrobras Global Finance BV, 5.63%, 5/20/43	78,650
56,000	Petrobras Global Finance BV, 8.38%, 5/23/21	57,792
115,000	Petrobras Global Finance BV, 8.75%, 5/23/26	115,943

		316,834

Canada — 4.12%
292,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(b)	303,315
148,000	Cogeco Communications Inc., 4.88%, 5/1/20(b)	151,330
440,000(c)	Great Canadian Gaming Corp., 6.63%, 7/25/22(b)	347,382
100,000	Meg Energy Corp, 6.50%, 3/15/21(b)	78,070

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 100,000	Paramount Resources Ltd., 6.88%, 6/30/23(b)	$78,500
34,000	Precision Drilling Corp., 6.50%, 12/15/21	30,515
76,000	Precision Drilling Corp., 6.63%, 11/15/20	69,540
210,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(b)	212,100

		1,270,752

France — 4.27%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(b)	419,333
280,000(d)	SFR Group SA, 5.63%, 5/15/24	312,533
400,000	SFR Group SA, 6.00%, 5/15/22(b)	388,750
200,000	SFR Group SA, 7.38%, 5/1/26(b)	197,500

		1,318,116

Germany — 2.87%
150,000(d)	Hypo Real Estate International Trust I, 5.86%, 6/29/49	162,717
510,000(d)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	569,357
150,000	ZF North America Capital, Inc., 4.50%, 4/29/22(b)	152,063

		884,137

Ireland — 0.37%
100,000(d)	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 5/15/23(b)	112,612

Italy — 1.79%
504,000(d)	Wind Acquisition Finance SA, 4.00%, 7/15/20	551,381

Jamaica — 1.39%
200,000	Digicel Ltd., 6.00%, 4/15/21	172,500
300,000	Digicel Ltd., 6.75%, 3/1/23(b)	255,924

		428,424

Luxembourg — 1.75%
320,000	Altice Financing SA, 6.63%, 2/15/23(b)	315,200
100,000(d)	Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(b)	112,363
100,000(d)	Swissport Investments SA, 6.75%, 12/15/21(b)	113,552

		541,115

Mexico — 0.00%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	1,400

Netherlands — 3.91%
110,000(d)	ABN AMRO Bank NV, 7.13%, 7/6/22	153,136
100,000(d)	LGE HoldCo VI BV, 7.13%, 5/15/24	122,289
140,000(d)	Lincoln Finance Ltd, 6.88%, 4/15/21(b)	166,104

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

290,000(f)	UPC Holding BV, 6.75%, 3/15/23	$317,768
100,000(d)	UPCB Finance IV Ltd., 4.00%, 1/15/27	107,225
$ 200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(b)	198,000
135,000	UPCB Finance V Ltd., 7.25%, 11/15/21(b)	140,906

		1,205,428

New Zealand — 0.20%
60,000	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24(b)	61,770

Switzerland — 0.66%
200,000	UBS AG, 5.13%, 5/15/24	203,750

United Kingdom — 5.78%
120,000(g)	AA Bond Co. Ltd, 5.50%, 7/31/22	151,794
225,000	CEVA Group Plc, 7.00%, 3/1/21(b)	194,625
100,000(d)	Ephios Bondco Plc, 5.00%, 7/1/22(b)	110,781
210,000(d)	Ephios Bondco Plc, 6.25%, 7/1/22(b)	245,101
130,000(d)	Royal Bank of Scotland Group Plc,, 5.25%, 9/30/49	133,087
290,000	Tullow Oil Plc, 6.25%, 4/15/22	232,580
140,000(d)	Virgin Media Finance Plc, 4.50%, 1/15/25	149,748
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(b)	196,833
270,000(g)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	369,305

		1,783,854

United States — 52.93%
288,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	282,240
31,000	Acadia Healthcare Co., Inc, 6.50%, 3/1/24(b)	31,465
60,000	ADT Corp. (The), 3.50%, 7/15/22	54,975
237,000	ADT Corp. (The), 4.13%, 6/15/23	221,891
205,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24(b)	211,663
60,000	Allegion Plc, 5.88%, 9/15/23	63,420
87,000	Allegion US Holding Co., Inc, 5.75%, 10/1/21	90,915
312,321	Alliance Data Systems Corp., 5.38%, 8/1/22(b)	299,047
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(b)	238,200
319,000	AMC Entertainment, Inc., 5.88%, 2/15/22	320,595
280,000	Amsurg Corp., 5.63%, 7/15/22	287,700
140,000	Apex Tool Group LLC, 7.00%, 2/1/21(b)	120,750
89,000	Argos Merger Sub, Inc, 7.13%, 3/15/23(b)	91,670
210,000	Berry Plastics Corp., 5.50%, 5/15/22	214,987
160,000	Berry Plastics Corp., 6.00%, 10/15/22	165,400
370,000	Blackboard, Inc., 7.75%, 11/15/19(b)	310,800
279,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24(b)	289,463
140,000	Central Garden & Pet Co., 6.13%, 11/15/23	145,600
168,000	CenturyLink, Inc, 5.63%, 4/1/20	174,300

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$110,000	CenturyLink, Inc, 6.45%, 6/15/21	$111,787
60,000	CenturyLink, Inc, 7.50%, 4/1/24	60,525
340,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(b)	323,850
133,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(b)	136,575
64,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18	64,920
200,000	Cinemark USA, Inc., 4.88%, 6/1/23	198,000
60,000	Continental Resources Inc., 4.50%, 4/15/23	55,950
266,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	263,673
50,000	DCP Midstream LLC, 4.75%, 9/30/21(b)	46,750
108,000	Denbury Resources, Inc, 4.63%, 7/15/23	69,660
250,000	Dish DBS Corp, 5.13%, 5/1/20	254,219
9,000	Endeavor Energy Resources L.P./EER Finance, Inc., 7.00%, 8/15/21(b)	8,843
50,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	48,625
300,000	Envision Healthcare Corp., 5.13%, 7/1/22(b)	301,500
130,000	Equinix, Inc., 5.75%, 1/1/25	134,550
510,000	ESH Hospitality, Inc., 5.25%, 5/1/25(b)	496,613
60,000	Frontier Communications Corp., 7.13%, 3/15/19	63,450
159,000	Frontier Communications Corp., 10.50%, 9/15/22	168,242
70,000	HCA, Inc., 5.00%, 3/15/24	72,450
110,000	HCA, Inc., 5.25%, 6/15/26	114,194
311,000	HCA, Inc., 5.88%, 5/1/23	331,215
65,000	HD Supply, Inc., 5.75%, 4/15/24(b)	67,600
621,000	HD Supply, Inc., 7.50%, 7/15/20	650,435
290,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	300,150
80,000	Laredo Petroleum, Inc, 5.63%, 1/15/22	74,800
318,000	Level 3 Communications, Inc., 5.75%, 12/1/22	321,975
70,000	Level 3 Financing, Inc., 5.38%, 1/15/24	70,263
147,000	Lexmark International, Inc, 5.13%, 3/15/20	153,219
70,000	Lexmark International, Inc, 6.65%, 6/1/18	74,496
90,000	Lifepoint Health, Inc, 5.38%, 5/1/24(b)	90,225
284,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(b)	292,512
110,000	Live Nation Entertainment, Inc., 7.00%, 9/1/20(b)	114,537
262,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(b)	247,590
216,000	MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer, Inc., 5.63%, 5/1/24(b)	228,420
173,000	MGM Resorts International, 5.25%, 3/31/20	181,650
105,000	MGM Resorts International, 6.00%, 3/15/23	110,775
413,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	327,819
463,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(e)(h)	0
200,000	Neptune Finco Corp., 6.63%, 10/15/25(b)	210,000
315,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(b)	321,300
81,000	Oasis Petroleum, Inc, 6.88%, 3/15/22	74,824
50,000	ONEOK, Inc., 7.50%, 9/1/23	53,250
213,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(b)	209,805

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 80,000	Range Resources Corp., 5.00%, 3/15/23	$75,000
86,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23(b)	84,925
117,000	RegionalCare Hospital Partners Holdings, Inc, 8.25%, 5/1/23(b)	119,925
285,000	Rite Aid Corp., 6.13%, 4/1/23(b)	304,238
70,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	69,737
180,000	Sabine Pass Liquefaction LLC, 5.88%, 6/30/26(b)	180,675
210,000	Sabre GLBL, Inc, 5.25%, 11/15/23(b)	213,675
80,000	Scientific Games International, Inc, 7.00%, 1/1/22(b)	80,400
100,000	Scientific Games International, Inc, 10.00%, 12/1/22	81,250
100,000(d)	Sealed Air Corp., 4.50%, 9/15/23(b)	116,795
361,000	Serta Simmons Bedding LLC, 8.13%, 10/1/20(b)	369,123
80,000	Sirius XM Radio, Inc, 4.25%, 5/15/20(b)	80,878
138,000	Sirius XM Radio, Inc., 5.88%, 10/1/20(b)	142,313
32,000	Sprint Corp., 7.25%, 9/15/21	27,280
210,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20(b)	207,375
70,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(b)	69,475
34,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	33,660
130,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(b)	129,675
300,000	Tenet Healthcare Corp., 5.00%, 3/1/19	290,250
110,000	Tenet Healthcare Corp., 6.75%, 6/15/23	105,325
200,000	Tenet Healthcare Corp., 8.00%, 8/1/20	204,750
20,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 6.13%, 10/15/21	20,700
140,000	T-Mobile USA, Inc, 6.50%, 1/15/26	147,700
170,000	T-Mobile USA, Inc, 6.63%, 4/28/21	177,650
300,000	TransDigm, Inc., 5.50%, 10/15/20	305,250
174,000	Univision Communications, Inc., 5.13%, 5/15/23(b)	172,695
105,000	Univision Communications, Inc., 6.75%, 9/15/22(b)	110,775
320,000(d)	VRX Escrow Corp., 4.50%, 5/15/23	266,887
104,390	VRX Escrow Corp., 5.88%, 5/15/23(b)	84,295
257,000(d)	VWR Funding, Inc., 4.63%, 4/15/22	286,134
90,000	WESCO Distribution, Inc., 5.38%, 6/15/24(b)	90,000
75,000	Whiting Petroleum Corp., 5.00%, 3/15/19	69,000
38,000	Whiting Petroleum Corp., 5.75%, 3/15/21	34,295
24,000	Whiting Petroleum Corp., 6.25%, 4/1/23	21,480
15,000	Williams Cos, Inc., (The), 4.55%, 6/24/24	13,777
410,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	416,150

		16,319,829

Total Corporate Bonds		25,412,865

(Cost $25,788,755)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 0.08%
Germany — 0.00%
1,929	Telegate AG	$2,098
Italy — 0.06%
8,645	Italiaonline*	18,325
United States — 0.02%
13	CEVA Holdings LLC*	5,228

Total Common Stocks		25,651

(Cost $44,961)

Warrants/Rights — 0.01%
Australia — 0.01%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	4,663

Total Warrants/Rights		4,663

(Cost $0)

Investment Company — 6.33%
1,950,950	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,950,950

Total Investment Company		1,950,950

(Cost $1,950,950)
Preferred Stocks — 0.16%
United States — 0.16%
121	CEVA Holdings LLC, Series A-2*	48,551

Total Preferred Stocks		48,551

(Cost $103,184)

Contracts
Put Options Purchased — 0.03%
4	S & P 500 Index, Strike Price USD 1,700.00, Expires 7/29/16	300
8	S & P 500 Index, Strike Price USD 2,000.00, Expires 7/29/16	7,480

Total Put Options Purchased		7,780

(Cost $57,893)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Total Investments	$29,638,948
(Cost $30,409,367)(i) — 96.12%

Other assets in excess of liabilities — 3.88%	1,196,545

NET ASSETS — 100.00%	$30,835,493

*	Non-income producing security.
(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Principal amount denoted in Canadian Dollars.
(d)	Principal amount denoted in Euros.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Principal amount denoted in Swiss Francs.
(g)	Principal amount denoted in British Pounds.
(h)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	10,281	AUD	14,000	Citibank, N.A.	9/8/16	$(133)
USD	387,230	CAD	500,000	Citibank, N.A.	9/8/16	157
USD	326,468	CHF	316,000	Citibank, N.A.	9/8/16	1,531
USD	4,165,013	EUR	3,655,900	Citibank, N.A.	9/8/16	97,298
USD	912,423	GBP	633,000	Citibank, N.A.	9/8/16	69,174

Total						$168,027

Options written as of June 30, 2016:

Contracts	Put Options	Value
(4)	S & P 500 Index, Strike Price USD 1,550.00, Expires 7/29/16	$(220)
(8)	S & P 500 Index, Strike Price USD 1,900.00, Expires 7/29/16	(2,544)

Total (Premiums received $(30,227))		$(2,764)

Credit default swaps as of June 30, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CDX.N.A.HY, Series 26	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	780	$(24,084)
5.00%	CDX.N.A.HY, Series 26	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	390	(12,042)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	INEOS Group Holdings SA	JP Morgan Chase Bank, N.A.	6/20/21	Buy	EUR	87	$(1,643)
1.00%	Yum! Brands, Inc.	JP Morgan Chase Bank, N.A.	12/20/20	Buy	USD	75	2,641
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	74	2,606
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	72	2,535

Total (Premiums received $(14,427))							$(29,987)

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	27.59%
Consumer Discretionary	20.45%
Health Care	11.50%
Energy	7.73%
Industrials	6.14%
Consumer Staples	5.53%
Financials	4.92%
Materials	2.54%
Information Technology	2.44%
Utilities	0.91%
Other*	10.25%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, options, warrants, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Convertible Bonds — 87.30%
Austria — 0.83%
31,944(a)	IMMOFINANZ AG, 4.25%, 3/18/18	$154,917

China — 7.41%
1,000,000(b)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	123,427
$ 106,000	Ctrip.com International Ltd., 1.00%, 7/1/20	111,565
20,000	Ctrip.com International Ltd., 1.25%, 10/15/18	24,200
154,000	Ctrip.com International Ltd., 1.99%, 7/1/25	166,416
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(c)	261,250
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21	194,750
200,000	Semiconductor Manufacturing International Corp., 2.79%, 11/7/18(c)	206,875
2,000,000(d)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	289,955

		1,378,438

Cyprus — 0.67%
100,000(a)	Primecity Investment Plc, 4.00%, 11/13/19	124,293

France — 0.49%
7,809(a)	Air France-KLM, 2.03%, 2/15/23	90,560

Germany — 1.29%
100,000(a)	Air Berlin Finance BV, 6.00%, 3/6/19	89,699
100,000(a)	Aroundtown Property Holdings Plc, 3.00%, 5/5/20	150,183

		239,882

Hong Kong — 3.91%
250,000	Asia View Ltd., 1.50%, 8/8/19	255,937
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	217,074
2,000,000(d)	Shine Power International Ltd., 0.50%, 7/28/19(c)	253,928

		726,939

Japan — 14.39%
10,000,000(e)	Asics Corp., 6.78%, 3/1/19(c)	101,305
20,000,000(e)	Chugoku Electric Power Co., Inc. (The), 0.49%, 3/23/18(c)	193,580
10,000,000(e)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/25/20(c)	97,356
3,000,000(e)	Ebara Corp., 1.00%, 3/19/18(c)	35,588
100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(c)	92,800
40,000,000(e)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(c)	387,547
10,000,000(e)	K’s Holdings Corp., 4.75%, 12/20/19(c)	113,220
30,000,000(e)	LIXIL Group Corp., 0.15%, 3/4/22(c)	276,777
10,000,000(e)	Resorttrust, Inc., 0.49%, 12/1/21(c)	99,864
10,000,000(e)	SBI Holdings, Inc., 0.49%, 11/2/17(c)	97,080
30,000,000(e)	Takashimaya Co. Ltd., 1.32%, 12/11/20(c)	288,813
20,000,000(e)	Terumo Corp., 0.35%, 12/6/21(c)	246,700
30,000,000(e)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(c)	303,830

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

20,000,000(e)	Toray Industries, Inc., 0.47%, 8/31/21(c)	$231,782
10,000,000(e)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(c)	112,332

		2,678,574

Jersey Channel Island — 0.74%
100,000(e)	British Land Jersey Ltd., 1.50%, 9/10/17	138,295

Malaysia — 3.43%
$ 400,000	Cahaya Capital Ltd., 0.26%, 9/18/21(c)	388,500
300,000(f)	Indah Capital Ltd., 0.31%, 10/24/18(c)	250,260

		638,760

Mexico — 3.83%
500,000(a)	America Movil SAB de CV, 0.29%, 5/28/20	546,020
161,000	Cemex SAB de CV, 3.75%, 3/15/18	165,717

		711,737

Netherlands — 3.06%
420,000	NXP Semiconductor NV, 1.00%, 12/1/19	455,826
100,000(a)	Vastned Retail NV, 1.88%, 4/10/19	113,323

		569,149

Norway — 2.36%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	114,000
100,000(a)	Marine Harvest ASA, 0.88%, 5/6/19	175,320
143,000	Ship Finance International Ltd., 3.25%, 2/1/18	149,382

		438,702

Philippines — 1.11%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	207,000

South Africa — 1.72%
200,000(a)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	320,886

Switzerland — 0.61%
95,000(e)	Schindler Holding AG, 0.38%, 6/5/17	113,338

Taiwan — 3.19%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(c)	239,000
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(c)	256,250
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(c)	98,100

		593,350

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

United Arab Emirates — 0.91%
200,000(a)	Aabar Investments PJSC, 0.50%, 3/27/20	$170,192

United Kingdom — 1.36%
100,000(e)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	126,802
100,000(e)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	126,677

		253,479

United States — 35.99%
$ 310,000	Akamai Technologies, Inc., 0.25%, 2/15/19(c)	305,737
150,000	Ares Capital Corp., 4.38%, 1/15/19	155,813
26,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	28,876
177,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	204,656
100,000	Brocade Communications Systems, Inc., 1.38%, 1/1/20	98,125
138,000	Cardtronics, Inc., 1.00%, 12/1/20	138,345
150,000	Cepheid, Inc., 1.25%, 2/1/21	130,031
523,000	Citrix Systems, Inc., 0.50%, 4/15/19	581,838
105,000	Extra Space Storage L.P., 3.13%, 10/1/35(g)	119,766
250,000	FireEye Inc., 1.63%, 6/1/35	220,469
200,000	Herbalife Ltd., 2.00%, 8/15/19	197,100
50,000	Hologic, Inc., 2.00%, 3/1/42	64,125
127,000	Huron Consulting Group, Inc., 1.25%, 10/1/19	128,984
169,000	Intel Corp., 3.25%, 8/1/39	274,731
140,000	JDS Uniphase Corp., 0.63%, 8/15/33	136,413
180,000	Liberty Media Corp., 1.38%, 10/15/23	178,763
129,000	Medidata Solutions, Inc., 1.00%, 8/1/18	139,804
522,000	Microchip Technology, Inc., 1.63%, 2/15/25	577,789
170,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43	129,837
136,000	Nuance Communications, Inc., 1.00%, 12/15/35(g)	119,510
66,000	NuVasive, Inc., 2.25%, 3/15/21(g)	78,127
72,000	ON Semiconductor Corp., 1.00%, 12/1/20	64,350
63,000	Pattern Energy Group Inc., 4.00%, 7/15/20(g)	63,591
130,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	180,456
40,000	Proofpoint, Inc., 1.25%, 12/15/18	66,825
200,000	QIAGEN NV, 0.38%, 3/19/19	202,299
376,000	Salesforce.com, Inc., 0.25%, 4/1/18	485,745
350,000	ServiceNow, Inc., 1.92%, 11/1/18(c)	389,375
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	114,606
71,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	70,246
32,000	TESARO, Inc., 3.00%, 10/1/21	80,060
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	115,050
580,000	Tesla Motors, Inc., 1.25%, 3/1/21	476,688

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 45,000	Wright Medical Group NV, 2.25%, 11/15/21(g)	$46,180
336,000	Yahoo!, Inc., 0.35%, 12/1/18(c)	333,480

		6,697,790

Total Convertible Bonds		16,246,281

(Cost $16,367,261)

Shares
Common Stocks — 1.07%
France — 0.44%
336	Eurazeo SA	19,949
524	Technip SA	28,386
131	Unibail-Rodamco SE	33,968

		82,303

Germany — 0.13%
772	Evonik Industries AG	22,909

Switzerland — 0.14%
361	Also Holding AG	26,414

United States — 0.36%
140	Illumina, Inc.*	19,652
570	LAM Research Corp.	47,914

		67,566

Total Common Stocks		199,192

(Cost $208,018)
Convertible Preferred Stocks — 0.53%
United States — 0.53%
867	American Tower Corp., 5.50%, 2/15/18	98,242

Total Convertible Preferred Stocks		98,242

(Cost $87,182)
Warrants/Rights — 0.00%
France — 0.00%
660	Technip SA*	0

Total Warrants/Rights		0

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2016 (Unaudited)

Contracts		Value

Call Options Purchased — 0.27%
10	Airbus Group SE, Strike Price EUR 76.00, Expires 12/15/17	$888
70	Deutsche Post AG, Strike Price EUR 20.00, Expires 12/15/17	46,066
70	Euro STOXX 50, Strike Price EUR 4,000.00, Expires 12/16/16	311
19	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	3,351

Total Call Options Purchased		50,616

(Cost $91,658)
Put Options Purchased — 0.14%
11	S & P 500 Index, Strike Price USD 1,950.00, Expires 9/16/16	24,915

Total Put Options Purchased		24,915

(Cost $49,525)
Shares
Investment Company — 3.79%
705,765	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	705,765

Total Investment Company		705,765

(Cost $705,765)

Total Investments		$17,325,011
(Cost $17,509,409)(h) — 93.10%

Other assets in excess of liabilities — 6.90%		1,283,877

NET ASSETS — 100.00%		$18,608,888

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	Principal amount denoted in Hong Kong Dollars.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Principal amount denoted in Singapore Dollars.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2016 (Unaudited)

Options written as of June 30, 2016:

Contracts	Put Options	Value
(11)	S & P 500 Index, Strike Price USD 1,850.00, Expires 9/16/16	$(14,190)

Total (Premiums received $(27,475))		$(14,190)

Foreign currency exchange contracts as of June 30, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNY	1,000,000	USD	151,183	Citibank, N.A.	9/6/16	$(1,669)
USD	288,381	CNY	1,900,000	Citibank, N.A.	9/6/16	4,305
EUR	75,000	USD	83,235	Citibank, N.A.	9/8/16	213
EUR	20,000	USD	22,721	Citibank, N.A.	9/8/16	(468)
EUR	43,000	USD	48,412	Citibank, N.A.	9/8/16	(568)
JPY	2,640,000	USD	25,007	Citibank, N.A.	9/8/16	619
JPY	1,900,000	USD	18,227	Citibank, N.A.	9/8/16	216
USD	39,658	CHF	38,000	Citibank, N.A.	9/8/16	583
USD	232,833	CHF	226,000	Citibank, N.A.	9/8/16	441
USD	2,010,353	EUR	1,768,000	Citibank, N.A.	9/8/16	43,198
USD	586,604	EUR	518,000	Citibank, N.A.	9/8/16	10,254
USD	57,914	EUR	52,000	Citibank, N.A.	9/8/16	57
USD	488,553	GBP	339,000	Citibank, N.A.	9/8/16	36,956
USD	551,507	HKD	4,278,000	Citibank, N.A.	9/8/16	(413)
USD	25,703	JPY	2,680,000	Citibank, N.A.	9/8/16	(312)
USD	2,556,679	JPY	273,158,000	Citibank, N.A.	9/8/16	(94,831)
USD	608,667	SGD	829,000	Citibank, N.A.	9/8/16	(6,274)

Total						$(7,693)

Financial futures contracts as of June 30, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
S & P 500 E-MINI Index	11	September 2016	$(3,860)	USD	1,145,778	Citigroup Global Markets, Inc.

Total			$(3,860)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

CHF - Swiss Franc

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	24.24%
Consumer Discretionary	17.83%
Financials	15.27%
Industrials	9.03%
Telecom Services	7.91%
Consumer Staples	5.72%
Utilities	4.33%
Health Care	3.96%
Energy	0.49%
Materials	0.12%
Other*	11.10%

100.00%

*	Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 22.53%
France — 0.40%
1,100,000(a)	Groupama SA, 6.38%, 5/29/49(b)	$1,072,743

Ireland — 0.49%
1,200,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,312,082

Switzerland — 8.82%
4,650,000(a)	Credit Suisse AG/London, 0.05%, 7/22/16(b)	5,161,030
$ 2,430,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 6/9/23(c)	2,424,935
2,686,000	Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41(b)	2,692,304
4,317,000	UBS AG, 4.75%, 5/22/23(b)	4,406,712
3,656,000(a)	UBS AG, 4.75%, 2/12/26(b)	4,235,885
3,196,000	UBS AG, 5.13%, 5/15/24	3,255,925
1,232,000	UBS AG/Jersey, 7.25%, 2/22/22(b)	1,261,260

		23,438,051

United Kingdom — 2.05%
1,600,000(d)	AA Bond Co. Ltd., 3.78%, 7/31/19	2,167,048
200,000(d)	AA Bond Co. Ltd., 4.25%, 7/31/20	275,253
1,673,000	HSBC Holdings Plc, 6.88%, 12/29/49(b)	1,658,110
1,300,000	Royal Bank of Scotland Plc (The), 9.50%, 3/16/22(b)	1,349,891

		5,450,302

United States — 10.77%
1,860,000	Aetna, Inc., 1.70%, 6/7/18	1,874,927
7,000,000	Citigroup Inc., 1.52%, 7/30/18(b)	7,020,069
1,200,000	Express Scripts Holding Co., 3.00%, 7/15/23	1,201,344
1,050,000	Express Scripts Holding Co., 4.80%, 7/15/46	1,048,599
520,000	LAM Research Corp., 2.80%, 6/15/21	532,347
310,000	LAM Research Corp., 3.45%, 6/15/23	320,162
1,240,000	LAM Research Corp., 3.90%, 6/15/26	1,305,447
2,400,000	Mylan NV, 2.50%, 6/7/19(c)	2,432,414
2,380,000	Mylan NV, 3.15%, 6/15/21(c)	2,416,891
3,040,000	Mylan NV, 3.95%, 6/15/26(c)	3,073,196
1,060,000	Mylan NV, 5.25%, 6/15/46(c)	1,113,275
2,650,000	Oracle Corp., 2.65%, 7/15/26	2,656,649
1,650,000	Oracle Corp., 4.00%, 7/15/46	1,663,535
1,900,000	Pfizer Inc., 2.75%, 6/3/26	1,959,291

		28,618,146

Total Corporate Bonds		59,891,324

(Cost $61,351,663)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 58.88%
Belgium — 0.63%
1,200,000(a)	Belgium Government Bond, 2.15%, 6/22/66(c)	$1,666,776

Bulgaria — 3.19%
1,900,000(a)	Bulgaria Government International Bond, 2.63%, 3/26/27	2,112,559
4,150,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	4,846,379
1,450,000(a)	Bulgaria Government International Bond, 3.13%, 3/26/35	1,512,737

		8,471,675

Cyprus — 8.63%
8,330,000(a)	Cyprus Government International Bond, 3.88%, 5/6/22	9,450,938
11,441,000(a)	Cyprus Government International Bond, 4.63%, 2/3/20(c)	13,486,866

		22,937,804

Germany — 4.47%
2,810,000(a)	Bundesrepublik Deutschland, 2.50%, 7/4/44	4,913,063
3,900,000(a)	Bundesrepublik Deutschland, 2.50%, 8/15/46	6,956,594

		11,869,657

Iceland — 4.48%
1,683,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	2,000,714
$ 7,842,000	Iceland Government International Bond, 5.88%, 5/11/22	9,153,496
650,000	Iceland Government International Bond, 5.88%, 5/11/22(c)	754,888

		11,909,098

Indonesia — 3.98%
5,200,000(a)	Indonesia Government International Bond, 2.63%, 6/14/23(c)	5,822,067
2,503,000(a)	Indonesia Government International Bond, 2.88%, 7/8/21	2,888,825
1,672,000(a)	Indonesia Government International Bond, 3.75%, 6/14/28(c)	1,876,127

		10,587,019

Israel — 1.05%
2,183,000(a)	Israel Government International Bond, 2.88%, 1/29/24	2,786,435

Italy — 2.87%
1,676,000(a)	Italy Buoni Poliennali del Tesoro, 1.25%, 9/15/32(c)	1,944,680
3,923,000(a)	Italy Buoni Poliennali del Tesoro, 3.10%, 9/15/26	5,693,047

		7,637,727

Latvia — 3.01%
7,000,000	Latvia Government International Bond, 5.25%, 6/16/21	7,989,287

Lithuania — 2.42%
5,039,000(a)	Lithuania Government International Bond, 2.13%, 10/22/35	6,432,955

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Macedonia — 0.85%
2,102,000(a)	Macedonia Goverment International Bond, 3.98%, 7/24/21	$2,271,588

Mexico — 0.92%
2,355,000(a)	Mexico Government International Bond, 4.00%, 3/15/99	2,431,594

Portugal — 3.30%
926,637(a)	Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/25(c)	1,027,497
6,460,485(a)	Portugal Obrigacoes do Tesouro OT, 2.88%, 7/21/26(c)	7,046,022
554,348(a)	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(c)	709,813

		8,783,332

Romania — 2.80%
1,900,000(a)	Romanian Government International Bond, 2.75%, 10/29/25(c)	2,169,472
730,000(a)	Romanian Government International Bond, 2.88%, 5/26/28(c)	818,180
3,840,000(a)	Romanian Government International Bond, 3.88%, 10/29/35(c)	4,467,071

		7,454,723

Slovak Republic — 1.36%
2,444,670(a)	Slovakia Government Bond, 3.63%, 1/16/29	3,614,868

Slovenia — 8.06%
$ 6,300,000	Slovenia Government International Bond, 4.13%, 2/18/19	6,616,780
9,250,000	Slovenia Government International Bond, 5.50%, 10/26/22	10,501,525
3,700,000	Slovenia Government International Bond, 5.85%, 5/10/23	4,296,482

		21,414,787

Spain — 6.86%
938,000(a)	Autonomous Community of Catalonia, 0.18%, 7/13/16(b)	1,038,348
5,439,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	6,257,770
218,000(a)	Spain Government Bond, 1.60%, 4/30/25(c)	253,016
4,834,000(a)	Spain Government Bond, 1.95%, 4/30/26(c)	5,719,742
3,430,000(a)	Spain Government Bond, 4.65%, 7/30/25(c)	4,973,405

		18,242,281

Total Foreign Government Bonds		156,501,606

(Cost $155,986,814)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 2.37%
U.S. Treasury Notes — 2.37%
$ 4,050,000	1.38%, 5/31/21	$4,122,932
2,150,000	1.63%, 5/15/26	2,176,288

Total U.S. Treasury Obligations		6,299,220

(Cost $6,220,720)

Shares
Investment Company — 16.90%
44,919,077	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	44,919,077

Total Investment Company		44,919,077

(Cost $44,919,077)

Contracts
Call Options Purchased — 0.01%
3,877	Euro STOXX 50 Index, Strike Price 3,500.00 EUR, Expires 9/16/16	25,815

Total Call Options Purchased		25,815

(Cost $104,543)

Call Swaptions Purchased — 0.00%
54,100,000	iTraxx CDX, Strike Price 65.00 EUR, Expires 7/20/16	7,901

Total Call Swaptions Purchased		7,901

(Cost $121,206)

Put Options Purchased — 0.02%
181	S & P 500 Index, Strike Price 1,900.00 USD, Expires 7/29/16	$56,564

Total Put Options Purchased		56,564

(Cost $334,996)

Put Swaptions Purchased — 0.06%
72,900,000	iTraxx Main, Series 25, Strike Price, 90.00 EUR, Expires 7/20/16	167,223

Total Put Swaptions Purchased		167,223

(Cost $83,062)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Total Investments	$267,868,730
(Cost $269,122,081)(e) — 100.77%

Liabilities in excess of other assets — (0.77)%	(2,054,150)

NET ASSETS — 100.00%	$265,814,580

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2016.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2016:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	5,068,112	GBP	3,700,000	Citibank, N.A.	7/27/16	$ 141,284
EUR	500,000	SEK	4,635,675	Barclays Bank Plc	7/28/16	6,874
GBP	2,350,000	USD	3,132,292	Citibank, N.A.	7/28/16	(3,062)
GBP	341,628	USD	500,000	Citibank, N.A.	7/28/16	(45,093)
GBP	4,900,000	USD	6,926,077	Citibank, N.A.	7/28/16	(401,301)
GBP	4,899,860	USD	7,009,299	Citibank, N.A.	7/28/16	(484,709)
SEK	24,315,988	EUR	2,600,000	Barclays Bank Plc	7/28/16	(10,839)
SEK	49,735,205	EUR	5,350,000	Citibank, N.A.	7/28/16	(57,760)
USD	9,665,165	GBP	6,700,000	Citibank, N.A.	7/28/16	743,533
USD	5,466,957	GBP	3,700,000	Citibank, N.A.	7/28/16	540,086
USD	5,437,520	GBP	3,700,000	Citibank, N.A.	7/28/16	510,648
USD	3,700,000	GBP	2,541,488	Citibank, N.A.	7/28/16	315,787
USD	5,134,287	GBP	3,700,000	Citibank, N.A.	7/28/16	207,415
USD	1,276,407	GBP	900,000	Citibank, N.A.	7/28/16	77,979
USD	113,996,723	EUR	100,000,000	Citibank, N.A.	9/8/16	2,732,314
USD	2,894,812	GBP	2,000,000	Citibank, N.A.	9/8/16	230,519
USD	6,767,609	EUR	6,000,000	Citibank, N.A.	9/8/16	91,744
USD	5,342,427	EUR	4,744,000	Citibank, N.A.	9/8/16	64,044
USD	343,764	GBP	234,000	Citibank, N.A.	9/8/16	32,042
USD	1,232,984	EUR	1,089,000	Citibank, N.A.	9/8/16	21,315
USD	1,467,265	EUR	1,300,000	Citibank, N.A.	9/8/16	20,828
USD	14,479,225	EUR	13,000,000	Citibank, N.A.	9/8/16	14,852
USD	1,033,871	EUR	932,000	Citibank, N.A.	9/8/16	(3,113)
USD	967,417	NZD	1,400,000	Citibank, N.A.	9/8/16	(28,529)
MXN	59,047,527	USD	3,128,014	Barclays Bank Plc	9/9/16	78,308
PLN	21,796,817	EUR	4,900,000	Barclays Bank Plc	9/23/16	58,865

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNY	21,903,538	USD	3,250,000	Barclays Bank Plc	1/18/17	$(4,388)
CNY	3,332,400	USD	500,000	Barclays Bank Plc	1/18/17	(6,213)
CNY	2,640,963	USD	400,000	Barclays Bank Plc	1/18/17	(8,669)
CNY	13,321,350	USD	2,000,000	Citibank, N.A.	1/18/17	(26,076)
CNY	13,321,350	USD	2,003,120	Barclays Bank Plc	1/18/17	(29,196)
CNY	109,137,899	USD	16,432,471	Barclays Bank Plc	1/18/17	(260,690)
SAR	9,880,000	USD	2,600,000	Barclays Bank Plc	1/18/17	19,833
SAR	9,070,831	USD	2,396,394	Barclays Bank Plc	1/18/17	8,875
SAR	9,070,831	USD	2,400,000	Citibank, N.A.	1/18/17	5,270
SAR	1,893,150	USD	500,000	Barclays Bank Plc	1/18/17	1,998
SAR	6,250,000	USD	1,656,638	Barclays Bank Plc	1/18/17	645
SAR	1,884,500	USD	500,000	Barclays Bank Plc	1/18/17	(296)
USD	2,003,120	CNY	13,321,350	Citibank, N.A.	1/18/17	29,196
USD	2,396,394	SAR	9,070,831	Citibank, N.A.	1/18/17	(8,875)
USD	10,800,000	CNY	74,190,600	Barclays Bank Plc	1/18/17	(193,378)
USD	11,050,000	CNY	76,145,550	Barclays Bank Plc	1/18/17	(233,057)
USD	22,100,000	SAR	85,073,950	Barclays Bank Plc	1/18/17	(458,659)
CNY	10,900,000	USD	1,623,401	Barclays Bank Plc	6/1/17	(23,005)
USD	16,294,346	CNY	109,137,899	Barclays Bank Plc	6/1/17	270,141

Total						$3,937,487

Swaptions Written as of June 30, 2016:

Contracts	Put Swaptions	Value
(72,900,000)	iTraxx Main, Series 25, Strike Price, 100.00 EUR, Expires 7/20/16	$(72,973)

Total (Premiums received $(33,111))		$(72,973)

Financial futures contracts as of June 30, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Bonds	35	September 2016	$24,609	USD	7,651,875	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	24	September 2016	103,860	USD	4,369,140	Credit Suisse Securities (USA) LLC
Ten Year Euro-BTP	12	September 2016	24,246	EUR	1,689,495	Credit Suisse Securities (USA) LLC

			$152,715

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	2,816	December 2016	$(1,585,537)	USD	697,662,463	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	103	September 2016	(170,672)	USD	13,526,719	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	8	September 2016	(27,271)	GBP	1,007,520	Credit Suisse Securities (USA) LLC
Three Year Australian Bonds	889	September 2016	(82,006)	AUD	275,752,344	Credit Suisse Securities (USA) LLC
Five Year Euro Bobl	39	September 2016	433	EUR	5,210,790	Credit Suisse Securities (USA) LLC
Thirty Year Euro Bonds	27	September 2016	(215,308)	EUR	5,102,514	Credit Suisse Securities (USA) LLC

Total			$(2,080,361)

Total return swaps as of June 30, 2016:				Notional
Fixed			Expiration	Amount
Rate	Reference Entity	Counterparty	Date	(000)		Value
0.62%	iBoxx $ Liquid Investment Grade	Morgan Stanley & Co.	9/20/16	USD	6,500(a)	$(161,447)
0.42%	iBoxx $ Liquid Investment Grade	Morgan Stanley & Co.	9/20/16	USD	3,000(a)	(258,841)
0.23%	iBoxx Euro Corporates	BNP Paribas SA	9/20/16	EUR	9,400(a)	(413,588)
0.17%	iBoxx Euro Corporates	BNP Paribas SA	12/20/16	EUR	7,700(a)	(287,000)
0.23%	iBoxx Euro Corporates	BNP Paribas SA	12/20/16	EUR	1,650(a)	(7,429)
0.25%	iBoxx Euro Liquid High Yield	BNP Paribas SA	9/20/16	EUR	1,600(a)	(74,223)

Total						$(1,202,528)

(a)	The Fund pays the fixed rate on these swaps.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Interest rate swaps as of June 30, 2016:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
0.01%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	9/10/21	EUR	8,900(a)	$(23,088)
0.49%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	8/8/26	EUR	28,600(b)	97,271
0.61%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	8/26/26	EUR	5,210(a)	(86,604)
1.10%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	6/29/66	GBP	2,610(a)	(24,476)
1.14%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	6/30/66	GBP	2,610(a)	—
0.93%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	9/1/18	USD	13,300(b)	(50,065)
1.38%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	9/1/21	USD	6,740(b)	(124,935)
1.22%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	9/1/21	USD	4,040(b)	(44,653)
1.15%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	4/30/23	USD	30,000(a)	(7,065)

Total						$(263,615)

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps as of June 30, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anadarko Petroleum Corp.	BNP Paribas SA	12/20/20	Buy	USD	840	$ 41,867
1.00%	Anglo American Capital Plc	BNP Paribas SA	12/20/20	Buy	EUR	1,344	217,762
5.00%	Anglo American Capital Plc	Citibank, N.A.	12/20/20	Buy	EUR	798	(13,579)
5.00%	Anglo American Capital Plc	Citibank, N.A.	12/20/20	Buy	EUR	490	(8,338)
5.00%	Anglo American Capital Plc	Morgan Stanley & Co.	12/20/20	Buy	EUR	350	(5,956)
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	1,643(a)	31,907
1.00%	Anheuser-Busch InBev Finance, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	719(a)	13,963
1.00%	Anheuser-Busch InBev Finance, Inc.	Barclays Bank Plc	12/20/20	Sell	EUR	483(a)	9,380
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	482(a)	9,360
1.00%	Anheuser-Busch InBev Finance, Inc.	BNP Paribas SA	12/20/20	Sell	EUR	263(a)	5,107
1.00%	Arrow Electronics, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	3,190	(53,527)
1.00%	Atlantia SpA	BNP Paribas SA	6/20/21	Buy	EUR	4,415	(68,336)
1.00%	Avnet, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	1,830	(30,411)
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	3,227	(77,957)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	1,123(a)	$ 124,440
5.00%	Best Buy Co., Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	1,113	(134,477)
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Buy	USD	10	(1,208)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	3/20/20	Sell	USD	427(a)	51,255
5.00%	Best Buy Co., Inc.	JPMorgan Chase Bank, N.A.	3/20/20	Buy	USD	427	(55,597)
1.00%	Boston Scientific Corp.	Barclays Bank Plc	6/20/21	Buy	USD	4,500	(124,419)
1.00%	Cardinal Health, Inc.	BNP Paribas SA	6/20/21	Buy	USD	3,720	(122,982)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	1,643	(32,309)
1.00%	Carlsberg A/S	JPMorgan Chase Bank, N.A.	12/20/20	Buy	EUR	719	(14,139)
1.00%	Carlsberg A/S	Barclays Bank Plc	12/20/20	Buy	EUR	483	(9,498)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	482	(9,478)
1.00%	Carlsberg A/S	BNP Paribas SA	12/20/20	Buy	EUR	263	(5,172)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA) LLC	6/20/21	Buy	USD	20,565	(216,457)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA) LLC	6/20/21	Buy	USD	16,935	(178,250)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA)LLC	6/20/21	Buy	USD	494	(5,200)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA)LLC	6/20/21	Buy	USD	494	(5,199)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA)LLC	6/20/21	Buy	USD	494	(5,199)
1.00%	CDX.NA.IG	Credit Suisse Securities (USA)LLC	6/20/21	Buy	USD	247	(2,600)
1.00%	Danone SA	Barclays Bank Plc	6/20/21	Buy	EUR	1,200	(37,704)
1.00%	Danone SA	BNP Paribas SA	6/20/21	Buy	EUR	965	(30,321)
1.00%	Diageo Plc	BNP Paribas SA	6/20/21	Buy	EUR	4,053	(126,636)
1.00%	Engie SA	BNP Paribas SA	6/20/21	Buy	EUR	1,816	(48,904)
1.00%	ENI SpA	BNP Paribas SA	6/20/21	Buy	EUR	1,135	(10,279)
1.00%	ENI SpA	Citibank, N.A.	6/20/21	Buy	EUR	1,000	(9,057)
1.00%	Fortum OYJ	BNP Paribas SA	6/20/21	Buy	EUR	2,200	(30,418)
1.00%	Fortum OYJ	Citibank, N.A.	6/20/21	Buy	EUR	336	(4,646)
1.00%	Fortum OYJ	BNP Paribas SA	6/20/21	Buy	EUR	114	(1,576)
1.00%	Fortum OYJ	BNP Paribas SA	6/20/21	Buy	EUR	83	(1,148)
1.00%	Gas Natural SPG SA	Citibank, N.A.	6/20/21	Buy	EUR	5,200	(11,522)
5.00%	HeidelbergCement AG	Morgan Stanley & Co.	12/20/20	Buy	EUR	635	(115,699)
5.00%	HeidelbergCement AG	Morgan Stanley & Co.	12/20/20	Buy	EUR	635	(115,699)
5.00%	HeidelbergCement AG	Morgan Stanley & Co.	12/20/20	Buy	EUR	318	(57,941)
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	6/20/21	Buy	USD	3,813	(120,275)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Italy Government International Bond	Citibank, N.A.	12/20/20	Sell	USD	1,949(a)	$ (40,303)
1.00%	Italy Government International Bond	Citibank, N.A.	6/20/21	Sell	USD	5,800(a)	(89,271)
1.00%	Italy Government International Bond	Barclays Bank Plc	6/20/21	Sell	USD	4,529(a)	(116,694)
1.00%	Italy Government International Bond	Merrill Lynch International	6/20/21	Sell	USD	1,881(a)	(48,466)
1.00%	Italy Government International Bond	Merrill Lynch International	6/20/21	Sell	USD	1,880(a)	(48,440)
1.00%	iTraxx Asia, Ex Japan, Series 25	Citibank, N.A.	6/20/21	Buy	USD	9,000	166,148
1.00%	iTraxx Asia, Ex Japan, Series 25	Citibank, N.A.	6/20/21	Buy	USD	9,000	166,148
1.00%	iTraxx Main, Series 25	Citibank, N.A.	6/20/21	Buy	EUR	20,000	(186,823)
1.00%	iTraxx Main, Series 25	Citibank, N.A.	6/20/21	Buy	EUR	20,000	(186,849)
1.00%	iTraxx Main, Series 25	Citibank, N.A.	6/20/21	Buy	EUR	12,100	(101,862)
1.00%	iTraxx Main, Series 25	Citibank, N.A.	6/20/21	Buy	EUR	12,100	(103,350)
1.00%	iTraxx Main, Series 25	Citibank, N.A.	6/20/21	Buy	EUR	2,171	(20,287)
1.00%	iTraxx Main, Series 25	BNP Paribas SA	6/20/21	Buy	EUR	1,036	(9,681)
5.00%	Jaguar Land Rover, Inc.	Citibank, N.A.	6/20/21	Buy	EUR	1,400	(115,883)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	11,221	(256,973)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	7,311	(167,478)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	5,519	(123,425)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,427	(78,505)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,394	(77,749)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,273	(74,977)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	3,039	(69,617)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	2,338	(53,558)
1.00%	Korea Government International Bond	BNP Paribas SA	12/20/20	Buy	USD	1,403	(32,140)
1.00%	LVMH	BNP Paribas SA	6/20/21	Buy	EUR	609	(20,722)
1.00%	Mattel, Inc.	Citibank, N.A.	12/20/20	Buy	USD	2,182	23,901
1.00%	Mattel, Inc.	Morgan Stanley & Co.	12/20/20	Sell	USD	290(a)	(9,082)
1.00%	MetLife, Inc.	Citibank, N.A.	12/20/20	Buy	USD	401	1,630
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	12/20/20	Buy	USD	2,796	(24,189)
1.00%	Newell Rubbermaid, Inc.	JPMorgan Chase Bank, N.A.	12/20/20	Buy	USD	493	(4,265)
1.00%	Packaging Corp. of America	Morgan Stanley & Co.	12/20/20	Buy	USD	1,664	(21,956)
1.00%	Pitney Bowes, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	288	4,720

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Pitney Bowes, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	163	$2,671
1.00%	Pitney Bowes, Inc.	Barclays Bank Plc	12/20/20	Buy	USD	144	2,360
1.00%	Pitney Bowes, Inc.	BNP Paribas SA	12/20/20	Buy	USD	132	2,163
1.00%	Quest Diagnostics, Inc.	Barclays Bank Plc	6/20/21	Buy	USD	2,626	(63,184)
1.00%	Repsol SA	BNP Paribas SA	6/20/21	Buy	EUR	1,368	54,982
1.00%	Solvay SA	BNP Paribas SA	6/20/21	Buy	EUR	2,056	(13,427)
1.00%	Standard Chartered Plc	BNP Paribas SA	6/20/21	Buy	EUR	1,109	25,758
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	4,082	(66,059)
1.00%	Statoil ASA	BNP Paribas SA	6/20/21	Buy	EUR	3,788	(107,003)
5.00%	Stora Enso OYJ	Citibank, N.A.	12/20/20	Buy	EUR	900	(156,822)
5.00%	Stora Enso OYJ	Citibank, N.A.	12/20/20	Buy	EUR	444	(77,365)
5.00%	Stora Enso OYJ	Barclays Bank Plc	12/20/20	Buy	EUR	159	(27,705)
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	750	5,084
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	566	3,837
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	190	1,288
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	180	1,220
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	180	1,220
1.00%	TDC A/S	BNP Paribas SA	6/20/21	Buy	EUR	180	1,220
1.00%	Telecom Austria AG	Barclays Bank Plc	12/20/20	Buy	EUR	2,060	(44,305)
1.00%	Vodafone Group Plc	Morgan Stanley & Co.	12/20/20	Buy	EUR	488	(2,799)
1.00%	Vodafone Group Plc	Morgan Stanley & Co.	12/20/20	Buy	EUR	333	(1,910)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	791(a)	(9,870)
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	Sell	EUR	710(a)	(8,859)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	294(a)	(3,668)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	273(a)	(3,406)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	243(a)	(3,032)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	216(a)	(2,695)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	149(a)	(1,859)
1.00%	Volkswagen Group	BNP Paribas SA	12/20/20	Sell	EUR	122(a)	(1,522)
1.00%	Volkswagen Group	Barclays Bank Plc	12/20/20	Sell	EUR	108(a)	(1,348)
1.00%	Volkswagen Group	JPMorgan Chase Bank, N.A.	12/20/20	Sell	EUR	108(a)	(1,348)
1.00%	Volkswagen Group	Citibank, N.A.	12/20/20	Sell	EUR	80(a)	(998)
1.00%	The Volvo Group	Citibank, N.A.	12/20/20	Buy	EUR	1,000	(771)
1.00%	The Volvo Group	BNP Paribas SA	6/20/21	Buy	EUR	274	1,226
1.00%	The Volvo Group	BNP Paribas SA	6/20/21	Buy	EUR	126	564
1.00%	Zurich Insurance Group	Citibank, N.A.	12/20/20	Buy	EUR	3,100	(83,175)

Total (Premiums received $2,543,254)							$(3,696,607)

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

AUD - Austrailian Dollar

BBA LIBOR - British Bankers Association London Interbank Offered Rate

Bobl - German Bundesobligationen

BTP - Italian Buoni Del Tesaro Poliannuali

CNY - Chinese Yuan

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

MXN - Mexican Peso

NZD - New Zealand Dollar

PLN - Polish Zloty

SAR - Saudi Arabian Riyal

SEK - Swedish Krona

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	58.88%
Financials	13.49%
Health Care	4.98%
Industrials	3.14%
U.S. Treasury Obligations	2.37%
Consumer Staples	0.92%
Other*	16.22%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Porfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Corporate Bonds — 13.68%
Argentina — 4.89%
11,200,000(a)	Letras del Banco Central de la Republica Argentina, 33.59%, 7/20/16(b)	$735,589

Brazil — 2.98%
$ 435,000	Petrobras Global Finance BV, 8.38%, 5/23/21	448,920

Trinidad & Tobago — 0.97%
150,000	Petroleum Co. of Trinidad & Tobago Ltd., 6.00%, 5/8/22	145,941

Venezuela — 4.84%
1,175,000	Petroleos de Venezuela SA, 6.00%, 5/16/24	415,539
446,667	Petroleos de Venezuela SA, 8.50%, 11/2/17	312,455

		727,994

Total Corporate Bonds		2,058,444

(Cost $2,096,287)

Foreign Government Bonds — 76.92%
Argentina — 19.16%
700,000(c)	Argentine Republic Government International Bond, 2.26%, 12/31/38(d)(e)	479,691
365,000	Argentine Republic Government International Bond, 7.13%, 7/6/36(e)(f)	365,000
645,000(c)	Argentine Republic Government International Bond, 12.49%, 12/15/35(b)(e)	73,727
2,838,334	Argentine Republic Government International Bond, 12.55%, 12/15/35(b)(e)	300,863
225,000	Provincia de Buenos Aires/Argentina, 5.75%, 6/15/19(f)	227,813
255,000	Provincia de Buenos Aires/Argentina, 7.88%, 6/15/27(f)	254,207
415,000	Provincia de Cordoba, 7.13%, 6/10/21(f)	415,228
725,000	Provincia de Neuquen Argentina, 8.63%, 5/12/28	767,548

		2,884,077

Armenia — 1.72%
254,000	Armenia International Bond, 7.15%, 3/26/25	258,082

Bulgaria — 3.40%
490,000(c)	Bulgaria Government International Bond, 3.13%, 3/26/35	511,201

Colombia — 3.68%
465,000(c)	Colombia Government International Bond, 3.88%, 3/22/26	554,262

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Dominican Republic — 5.11%
$ 470,000	Dominican Republic International Bond, 6.85%, 1/27/45	$482,600
160,000	Dominican Republic International Bond, 6.88%, 1/29/26(f)	176,560
100,000	Dominican Republic International Bond, 6.88%, 1/29/26	110,075

		769,235

Ghana — 4.04%
575,000	Ghana Government International Bond, 10.75%, 10/14/30	608,447

Guatemala — 2.33%
345,000	Guatemala Government Bond, 4.50%, 5/3/26	350,375

Honduras — 3.51%
485,000	Honduras Government International Bond, 7.50%, 3/15/24	528,650

Hungary — 3.49%
470,000	Hungary Government International Bond, 5.38%, 3/25/24	525,285

Indonesia — 3.13%
6,000,000,000(a)	Indonesia Treasury Bond, 8.25%, 7/15/21	470,759

Mexico — 7.68%
12,000,000(a)	Mexican Bonos, 5.75%, 3/5/26	648,914
460,000	Mexico Government International Bond, 5.75%, 10/12/99	507,468

		1,156,382

Romania — 3.93%
2,050,000(a)	Romania Government Bond, 5.80%, 7/26/27	590,899

South Africa — 5.25%
10,465,000(a)	South Africa Government Bond, 10.50%, 12/21/26	790,129

Turkey — 5.68%
2,630,000(a)	Turkey Government Bond, 8.00%, 3/12/25	855,333

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Ukraine — 4.81%
$ 818,000	Ukraine Government International Bond, 3.77%, 5/31/40(b)	$265,034
150,000	Ukraine Government International Bond, 7.75%, 9/1/24	143,275
331,000	Ukraine Government International Bond, 7.75%, 9/1/25	315,331

		723,640

Total Foreign Government Bonds		11,576,756

(Cost $11,566,412)
Contracts
Put Options Purchased — 0.06%
130,000	USD/MXN, strike 16.50 USD, Expires 8/31/16	1,092
93,000	USD/ZAR, strike 13.00 USD, Expires 9/15/16	8,137

Total Put Options Purchased		9,229

(Cost $21,194)

Shares
Investment Company — 12.73%
1,915,197	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,915,197

Total Investment Company		1,915,197

(Cost $1,915,197)

Total Investments		$15,559,626
(Cost $15,599,090)(g) — 103.39%

Liabilities in excess of other assets — (3.39)%		(509,859)

NET ASSETS — 100.00%		$15,049,767

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Principal amount denoted in Euros.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Foreign currency exchange contracts as of June 30, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
RUB	35,748,000	USD	540,000	Citibank, N.A.	7/13/16	$17,050
USD	275,000	RUB	18,351,713	Citibank, N.A.	7/13/16	(10,969)
USD	253,698	RUB	17,396,288	Citibank, N.A.	7/13/16	(17,383)
USD	115,000	NGN	35,650,000	HSBC Bank Plc	7/25/16	(10,417)
EUR	465,000	PLN	2,061,252	Citibank, N.A.	8/18/16	(4,842)
MXN	8,840,348	USD	458,875	Citibank, N.A.	8/18/16	22,278
PLN	2,061,252	EUR	464,286	Citibank, N.A.	8/18/16	5,636
TRY	1,376,493	USD	466,761	Citibank, N.A.	8/18/16	6,129
USD	915,877	INR	62,542,500	Citibank, N.A.	8/18/16	(2,632)
USD	609,125	KRW	703,350,900	Citibank, N.A.	8/18/16	(618)
USD	475,000	MXN	8,907,675	Citibank, N.A.	8/18/16	(9,818)
USD	642,477	MXN	12,006,096	Citibank, N.A.	8/18/16	(10,979)
USD	465,000	MXN	8,840,348	Citibank, N.A.	8/18/16	(16,153)
USD	632,939	RON	2,531,477	Citibank, N.A.	8/18/16	11,435
USD	468,769	TRY	1,376,493	Citibank, N.A.	8/18/16	(4,122)
USD	806,517	TRY	2,368,257	Citibank, N.A.	8/18/16	(7,092)
USD	632,271	TWD	20,337,625	Citibank, N.A.	8/18/16	1,100
USD	794,837	ZAR	11,800,073	Citibank, N.A.	8/18/16	1,900
USD	465,000	ZAR	7,029,405	Citibank, N.A.	8/18/16	(7,359)
ZAR	7,029,405	USD	457,438	Citibank, N.A.	8/18/16	14,921
EUR	223,000	USD	252,873	Citibank, N.A.	9/8/16	(4,753)
USD	1,050,817	EUR	924,000	Citibank, N.A.	9/8/16	22,734
USD	815,086	EUR	718,000	Citibank, N.A.	9/8/16	16,207
USD	13,631	EUR	12,000	Citibank, N.A.	9/8/16	279

Total						$12,532

Financial futures contracts as of June 30, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	24	September, 2016	$4,125	USD	3,195,750	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	3	September, 2016	(23,813)	USD	535,313	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bonds	3	September, 2016	(9,165)	EUR	561,827	Credit Suisse Securities (USA) LLC

Total			$(28,853)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Interest rate swaps as of June 30, 2016:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
12.20%	BRL-CDI	Merrill Lynch International	1/2/19	BRL	6,416(a)	$(3,444)

Total						$(3,444)

(a) The Fund pays the fixed rate on these swaps.

Credit default swaps as of June 30, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	Argentine Republic Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	1,175	$(35,489)
1.00%	CDX.EM, Series 25	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	1,180	89,340
1.00%	China Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,475	13,594
1.00%	China Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	500	4,608
1.00%	Columbia Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,150	53,526
1.00%	Malaysia Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	1,925	45,989
1.00%	Mexico Government International Bond	BNP Paribas SA	6/20/21	Buy	USD	2,310	57,207
1.00%	Morocco Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	1,155	49,200
1.00%	Turkey Government International Bond	Barclays Bank Plc	6/20/21	Buy	USD	1,160	74,140

Total (Premiums received $423,661)							$352,115

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

EUR - Euro

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

NGN - Nigerian Naira

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	76.92%
Energy	8.79%
Financials	4.89%
Other*	9.40%

100.00%

*	Includes cash, Investment Company, credit default swaps, options, interest rate swaps, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund

June 30, 2016 (Unaudited)

Principal Amount		Value

Bank Loans — 12.11%
France — 0.29%
197,600	Numericable Finance & Co. SCA, Term Loan B6, 4.75%, 10/23/23	$194,565
United States — 11.82%
$1,147,125	Avago Technologies Ltd, Term Loan B, 4.25%, 11/3/22	1,147,664
116,000	B/E Aerospace, Inc, Term Loan, 3.75%, 12/16/21	116,087
960,000	Berry Plastics Group, Inc. Term Loan D, 3.50%, 2/8/20	952,800
957,565	Burger King Worldwide, Inc. Term Loan B2, 3.75%, 12/10/21	955,888
950,000	Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	949,050
175,000	First Data Corp., Term Loan, 4.20%, 7/10/22	173,250
960,000	Hilton Worldwide Holdings, Inc. Term Loan, 3.50%, 10/26/20	960,000
210,000	Intelsat Jackson Holdings SA. Term Loan, 3.75%, 2/4/18	190,943
199,487	Live Nation Entertainment, Inc, Term Loan, 3.50%, 8/16/20	199,154
180,000	McGraw-Hill Global Education Holdings LLC, Term Loan B, 5.00%, 5/2/22	179,505
35,000	Multiplan, Inc, Term Loan B, 5.00%, 5/25/23	35,079
992,800	Pinnacle Entertainment, Inc, Term Loan B, 4.75%, 3/30/23	989,702
90,000	Telenet International Finance S.A. Term Loan B, 4.25%, 5/5/24	89,119
196,116	Valeant Pharmaceuticals International, Inc, Term Loan E, 4.75%, 2/13/18	190,172
867,465	Zayo Group LLC, Term Loan B, 3.75%, 5/6/21	861,887

		7,990,300

Total Bank Loans		8,184,865

(Cost $8,226,622)

Corporate Bonds — 37.09%
Azerbaijan — 0.64%
400,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	431,731

Brazil — 0.92%
40,000	Petrobras Global Finance BV, 5.38%, 1/27/21	36,828
78,000	Petrobras Global Finance BV, 5.63%, 5/20/43	55,770
451,000	Petrobras Global Finance BV, 8.38%, 5/23/21	465,432
65,000	Petrobras Global Finance BV, 8.75%, 5/23/26	65,533

		623,563

Canada — 1.40%
225,000	1011778 BC ULC/New Red Finance Inc, 6.00%, 4/1/22(a)	233,719
198,000	Cogeco Communications, Inc., 4.88%, 5/1/20(a)	202,455
286,000(b)	Great Canadian Gaming Corp., 6.63%, 7/25/22(a)	225,798
80,000	MEG Energy Corp., 6.50%, 3/15/21(a)	62,456
67,000	Precision Drilling Corp, 6.63%, 11/15/20	61,305
35,000	Precision Drilling Corp., 6.50%, 12/15/21	31,413

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 130,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(a)	$131,300

		948,446

Colombia — 0.33%
225,000	Ecopetrol SA, 5.38%, 6/26/26	218,993

France — 1.90%
600,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(a)	629,000
190,000(c)	SFR Group SA, 5.63%, 5/15/24	212,076
225,000	SFR Group SA, 6.00%, 5/15/22(a)	218,672
230,000	SFR Group SA, 7.38%, 5/1/26(a)	227,125

		1,286,873

Germany — 1.89%
200,000	Unitymedia GmbH, 6.13%, 1/15/25(a)	203,980
740,000(c)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	826,126
245,000	ZF North America Capital, Inc., 4.50%, 4/29/22	248,369

		1,278,475

Ireland — 0.17%
100,000(c)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, 5/15/23(a)	112,612

Italy — 1.16%
539,000(c)	Wind Acquisition Finance SA, 4.00%, 7/15/20	589,671
200,000	Wind Acquisition Finance SA, 4.75%, 7/15/20(a)	196,000

		785,671

Jamaica — 0.97%
270,000	Digicel Ltd., 6.00%, 4/15/21(a)	231,444
500,000	Digicel Ltd., 6.75%, 3/1/23(a)	426,540

		657,984

Luxembourg — 0.72%
230,000	Altice Financing SA, 6.63%, 2/15/23(a)	226,550
130,000(c)	Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(a)	146,071
100,000(c)	Swissport Investments SA, 6.75%, 12/15/21(a)	113,552

		486,173

Mexico — 0.81%
255,000	Petroleos Mexicanos, 5.63%, 1/23/46	232,433
285,000	Petroleos Mexicanos, 6.88%, 8/4/26	317,063

		549,496

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Netherlands — 0.90%
140,000(c)	ABN AMRO Bank NV, 7.13%, 7/6/22	$194,900
180,000(c)	Lincoln Finance Ltd, 6.88%, 4/15/21(a)	213,562
$ 200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(a)	198,000

		606,462

New Zealand — 0.06%
40,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24(a)	41,180
Switzerland — 1.07%
510,000(b)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	509,217
210,000	UBS AG, 5.13%, 5/15/24	213,937

		723,154

United Kingdom — 3.67%
160,000(b)	AA Bond Co. Ltd, 5.50%, 7/31/22	202,392
290,000(b)	Brakes Capital, 7.13%, 12/15/18	398,163
200,000	EnQuest Plc, 7.00%, 4/15/22(a)	122,250
100,000(b)	Odeon & UCI Finco Plc, 9.00%, 8/1/18	133,836
100,000(c)	Synlab Bondco Plc, 6.25%, 7/1/22(a)	116,715
300,000	Tullow Oil Plc, 6.25%, 4/15/22	240,600
100,000(c)	Virgin Media Finance Plc, 4.50%, 1/15/25	106,963
846,000(b)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	1,157,157

		2,478,076

United States — 19.48%
196,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	192,080
90,000	Acadia Healthcare Co., Inc, 6.50%, 3/1/24(a)	91,350
30,000	ADT Corp. (The), 3.50%, 7/15/22	27,487
217,000	ADT Corp. (The), 4.13%, 6/15/23	203,166
137,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 6.63%, 6/15/24(a)	141,453
40,000	Allegion Plc, 5.88%, 9/15/23	42,280
120,000(c)	Alliance Data Systems Corp, 5.25%, 11/15/23	129,923
260,000	Alliance Data Systems Corp., 5.38%, 8/1/22(a)	248,950
310,000	Altice US Finance I Corp., 5.38%, 7/15/23(a)	307,675
163,000	AMC Entertainment, Inc., 5.88%, 2/15/22	163,815
220,000	Amsurg Corp., 5.63%, 7/15/22	226,050
90,000	Apex Tool Group LLC, 7.00%, 2/1/21(a)	77,625
106,000	Argos Merger Sub, Inc., 7.13%, 3/15/23(a)	109,180
340,000	Berry Plastics Corp., 5.50%, 5/15/22	348,075
200,000	Blackboard, Inc., 7.75%, 11/15/19(a)	168,000
183,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24(a)	189,863
130,000	Central Garden & Pet Co., 6.13%, 11/15/23	135,200
120,000	CenturyLink, Inc., 5.63%, 4/1/20	124,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 98,000	CenturyLink, Inc., 6.45%, 6/15/21	$99,592
48,000	CenturyLink, Inc., 7.50%, 4/1/24	48,420
180,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(a)	171,450
210,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(a)	213,528
161,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(a)	165,328
150,000	Cinemark USA, Inc., 4.88%, 6/1/23	148,500
50,000	Continental Resources, Inc., 4.50%, 4/15/23	46,625
185,000	Davita Healthcare Partners, Inc., 5.00%, 5/1/25	183,381
40,000	DCP Midstream LLC, 4.75%, 9/30/21(a)	37,400
77,000	Denbury Resources, Inc., 4.63%, 7/15/23	49,665
210,000	Dish DBS Corp, 5.13%, 5/1/20	213,544
2,000	Endeavor Energy Resources L.P./EER Finance, Inc, 7.00%, 8/15/21(a)	1,965
40,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	38,900
215,000	Envision Healthcare Corp., 5.13%, 7/1/22(a)	216,075
135,000	Equinix, Inc., 5.75%, 1/1/25	139,725
421,000	ESH Hospitality, Inc., 5.25%, 5/1/25(a)	409,949
190,000	First Data Corp, 5.00%, 1/15/24(a)	190,475
50,000	Frontier Communications Corp., 7.13%, 3/15/19	52,875
116,000	Frontier Communications Corp., 10.50%, 9/15/22	122,743
90,000	HCA, Inc., 5.25%, 6/15/26	93,431
185,000	HCA, Inc., 5.88%, 5/1/23	197,025
55,000	HD Supply, Inc., 5.75%, 4/15/24(a)	57,200
391,000	HD Supply, Inc., 7.50%, 7/15/20	409,533
60,000	Laredo Petroleum, Inc, 5.63%, 1/15/22	56,100
190,000	Level 3 Communications, Inc., 5.75%, 12/1/22	192,375
70,000	Level 3 Financing, Inc, 5.38%, 1/15/24	70,263
93,000	Lexmark International, Inc., 5.13%, 3/15/20	96,934
50,000	Lexmark International, Inc., 6.65%, 6/1/18	53,211
60,000	Lifepoint Health, Inc, 5.38%, 5/1/24(a)	60,150
248,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(a)	255,121
504,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	476,280
167,000	MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer, Inc., 5.63%, 5/1/24(a)	176,603
90,000	MGM Resorts International, 5.25%, 3/31/20	94,500
110,000	MGM Resorts International, 6.00%, 3/15/23	116,050
290,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	230,187
290,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(d)(e)	0
200,000	Neptune Finco Corp., 6.63%, 10/15/25(a)	210,000
250,000	Neptune Finco Corp., 10.13%, 1/15/23(a)	280,000
185,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(a)	188,700
56,000	Oasis Petroleum, Inc, 6.88%, 3/15/22	51,730
40,000	ONEOK, Inc, 7.50%, 9/1/23	42,600
238,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23(a)	234,430
60,000	Range Resources Corp, 5.00%, 3/15/23	56,250

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 95,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	$97,375
270,000	Rite Aid Corp, 6.13%, 4/1/23(a)	288,225
117,000	Sabine Pass Liquefaction LLC, 5.88%, 6/30/26(a)	117,439
130,000	Sabre GLBL, Inc., 5.25%, 11/15/23(a)	132,275
55,000	Scientific Games International, Inc, 7.00%, 1/1/22(a)	55,275
70,000	Scientific Games International, Inc, 10.00%, 12/1/22	56,875
100,000(c)	Sealed Air Corp., 4.50%, 9/15/23(a)	116,795
438,000	Serta Simmons Bedding LLC, 8.13%, 10/1/20(a)	447,855
130,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(a)	131,426
19,000	Sprint Corp, 7.25%, 9/15/21	16,197
155,000	Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20(a)	153,062
35,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(a)	34,737
27,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	26,730
100,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(a)	99,750
240,000	Tenet Healthcare Corp., 5.00%, 3/1/19	232,200
60,000	Tenet Healthcare Corp., 5.50%, 3/1/19	59,100
70,000	Tenet Healthcare Corp., 6.75%, 6/15/23	67,025
16,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 6.13%, 10/15/21	16,560
110,000	T-Mobile USA, Inc, 6.25%, 4/1/21	114,743
120,000	T-Mobile USA, Inc, 6.50%, 1/15/26	126,600
123,000	T-Mobile USA, Inc, 6.63%, 4/28/21	128,535
190,000	TransDigm, Inc., 5.50%, 10/15/20	193,325
132,000	Univision Communications, Inc., 5.13%, 5/15/23(a)	131,010
77,000	Univision Communications, Inc., 6.75%, 9/15/22(a)	81,235
290,000(c)	Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	241,867
54,890	VRX Escrow Corp., 5.88%, 5/15/23(a)	44,324
363,000(c)	VWR Funding, Inc., 4.63%, 4/15/22	404,150
50,000	WESCO Distribution, Inc., 5.38%, 6/15/24(a)	50,000
45,000	Whiting Petroleum Corp, 5.00%, 3/15/19	41,400
26,000	Whiting Petroleum Corp, 5.75%, 3/15/21	23,465
13,000	Whiting Petroleum Corp, 6.25%, 4/1/23	11,635
9,000	Williams Cos, Inc., (The), 4.55%, 6/24/24	8,267
245,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	248,675

		13,173,617

Venezuela — 1.00%
175,000	Petroleos de Venezuela SA, 5.25%, 4/12/17	109,795
497,579	Petroleos de Venezuela SA, 6.00%, 5/16/24	175,969
159,681	Petroleos de Venezuela SA, 6.00%, 11/15/26	55,808
156,667	Petroleos de Venezuela SA, 8.50%, 11/2/17	109,593
517,729	Petroleos de Venezuela SA, 9.00%, 11/17/21	224,788

		675,953

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Total Corporate Bonds		$25,078,459

(Cost $25,057,838)

Foreign Government Bonds — 40.22%
Argentina — 2.62%
$ 355,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	370,117
335,000	Argentine Republic Government International Bond, 7.13%, 7/6/36	335,000
460,000(c)	Argentine Republic Government International Bond, 12.55%, 12/15/35(f)	52,580
1,710,745	Argentine Republic Government International Bond, 12.61%, 12/15/35(f)	181,339
320,000	Provincia de Buenos Aires Argentina, 5.75%, 6/15/19(a)	324,000
360,000	Provincia de Buenos Aires Argentina, 7.88%, 6/15/27(a)	358,880
150,000	Provincia de Cordoba, 7.13%, 6/10/21(a)	150,083

		1,771,999

Brazil — 4.24%
3,872,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/18	1,163,776
1,656,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	482,489
300,000	Brazilian Government International Bond, 5.00%, 1/27/45	267,836
785,000	Brazilian Government International Bond, 6.00%, 4/7/26	848,913
85,000	Brazilian Government International Bond, 8.25%, 1/20/34	103,450

		2,866,464

Colombia — 0.88%
1,503,500,000(b)	Colombian TES, 10.00%, 7/24/24	596,794

Cote D’Ivoire (Ivory Coast) — 1.26%
288,500	Ivory Coast Government International Bond, 5.75%, 12/31/32(g)	268,908
600,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	583,221

		852,129

Croatia (Hrvatska) — 1.78%
200,000	Croatia Government International Bond, 5.50%, 4/4/23	211,932
710,000	Croatia Government International Bond, 6.38%, 3/24/21	774,311
200,000	Croatia Government International Bond, 6.75%, 11/5/19	217,416

		1,203,659

Dominican Republic — 1.99%
265,000	Dominican Republic International Bond, 5.50%, 1/27/25	268,488
100,000	Dominican Republic International Bond, 5.88%, 4/18/24	104,710
515,000	Dominican Republic International Bond, 6.85%, 1/27/45	528,807

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

$ 200,000	Dominican Republic International Bond, 6.88%, 1/29/26	$220,150
200,000	Dominican Republic International Bond, 7.50%, 5/6/21	220,777

		1,342,932

Ghana — 1.24%
970,000	Ghana Government International Bond, 8.13%, 1/18/26	838,141

Guatemala — 0.95%
635,000	Guatemala Government Bond, 4.50%, 5/3/26	644,893

Honduras — 0.67%
400,000	Honduras Government International Bond, 8.75%, 12/16/20	452,000

Hungary — 1.64%
68,970,000(b)	Hungary Government Bond, 5.50%, 6/24/25	288,913
720,000	Hungary Government International Bond, 5.75%, 11/22/23	819,210

		1,108,123

Indonesia — 3.48%
275,000(c)	Indonesia Government International Bond, 2.63%, 6/14/23(a)	307,898
100,000(c)	Indonesia Government International Bond, 3.75%, 6/14/28(a)	112,208
610,000	Indonesia Government International Bond, 5.13%, 1/15/45	649,042
15,956,000,000(b)	Indonesia Treasury Bond, 8.38%, 9/15/26	1,284,290

		2,353,438

Jamaica — 0.31%
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	210,233

Kazakhstan — 0.99%
400,000	Kazakhstan Government International Bond, 5.13%, 7/21/25	439,180
200,000	Kazakhstan Government International Bond, 6.50%, 7/21/45	232,847

		672,027

Malaysia — 1.07%
2,903,000(b)	Malaysia Government Bond, 3.80%, 8/17/23	725,321

Mexico — 3.03%
14,140,000(b)	Mexican Bonos, 10.00%, 12/5/24	985,996
815,000	Mexico Government International Bond, 3.60%, 1/30/25	849,690
200,000	Mexico Government International Bond, 4.00%, 10/2/23	214,839

		2,050,525

Paraguay — 0.73%
460,000	Paraguay Government International Bond, 6.10%, 8/11/44	493,718

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Peru — 0.78%
$ 366,000	Peruvian Government International Bond, 5.63%, 11/18/50	$451,754
242,000(b)	Peruvian Government International Bond, 6.95%, 8/12/31	78,372

		530,126

Poland — 1.10%
3,044,000(b)	Poland Government Bond, 2.50%, 7/25/26	743,129

Romania — 1.12%
410,000(b)	Romanian Government Bond, 5.80%, 7/26/27	118,180
600,000	Romanian Government International Bond, 4.38%, 8/22/23	641,384

		759,564

Russia — 0.55%
23,539,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	368,750

Serbia — 1.25%
600,000	Serbia International Bond, 4.88%, 2/25/20	618,486
200,000	Serbia International Bond, 7.25%, 9/28/21	229,498

		847,984

South Africa — 3.13%
20,921,706(b)	South Africa Government Bond, 10.50%, 12/21/26	1,579,632
515,000	South Africa Government International Bond, 4.88%, 4/14/26	532,840

		2,112,472

Thailand — 0.66%
13,400,000(b)	Thailand Government Bond, 3.85%, 12/12/25	444,410

Turkey — 1.60%
2,927,000(b)	Turkey Government Bond, 8.00%, 3/12/25	951,924
346,000(b)	Turkey Government Bond, 10.70%, 2/17/21	128,326

		1,080,250

Ukraine — 2.04%
998,000	Ukraine Government International Bond, 4.72%, 5/31/40(f)	323,354
640,000	Ukraine Government International Bond, 7.75%, 9/1/19	631,061
220,000	Ukraine Government International Bond, 7.75%, 9/1/23	211,647
220,000	Ukraine Government International Bond, 7.75%, 9/1/25	209,586

		1,375,648

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Principal Amount		Value

Uruguay — 0.80%
$545,000	Uruguay Government International Bond, 5.10%, 6/18/50	$541,049

Venezuela — 0.31%
410,000	Venezuela Government International Bond, 12.75%, 8/23/22	209,024

Total Foreign Government Bonds		27,194,802

(Cost $26,922,687)

Contracts
Put Options Purchased — 0.04%
6	S & P 500 Index, Strike Price USD 1,700.00, Expires 7/29/16	450
44	S & P 500 Index, Strike Price USD 1,950.00, Expires 7/29/16	13,750
9	S & P 500 Index, Strike Price USD 2,000.00, Expires 7/29/16	8,415
41,000	USD/MXN, strike 16.45, Expires 9/20/19	1,333
61,000	USD/ZAR, strike 13.00, Expires 9/15/16	5,337

Total Put Options Purchased		29,285

(Cost $150,508)

Shares
Investment Company — 18.62%
12,588,192	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	12,588,192

Total Investment Company		12,588,192

(Cost $12,588,192)

Total Investments		$73,075,603
(Cost $ 72,945,847)(h) — 108.08%

Liabilities in excess of other assets — (8.08)%		(5,460,316)

NET ASSETS — 100.00%		$67,615,287

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2016:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	511,210	USD	140,000	Citibank, N.A.	7/5/16	$ 18,987
BRL	834,855	USD	245,546	Citibank, N.A.	7/5/16	14,095
BRL	1,157,894	USD	348,344	Citibank, N.A.	7/5/16	11,763
USD	30,000	BRL	102,240	Citibank, N.A.	7/5/16	(1,797)
USD	14,608	BRL	53,380	Citibank, N.A.	7/5/16	(1,993)
USD	20,000	BRL	72,700	Citibank, N.A.	7/5/16	(2,610)
USD	146,000	BRL	496,984	Citibank, N.A.	7/5/16	(8,563)
USD	140,000	BRL	488,740	Citibank, N.A.	7/5/16	(11,999)
USD	160,000	BRL	566,560	Citibank, N.A.	7/5/16	(16,201)
USD	197,973	BRL	723,355	Citibank, N.A.	7/5/16	(26,991)
MXN	4,778,197	USD	255,641	Citibank, N.A.	7/27/16	5,036
MXN	2,341,182	USD	123,000	Citibank, N.A.	7/27/16	4,724
MXN	3,467,041	USD	185,603	Citibank, N.A.	7/27/16	3,543
MXN	2,810,235	USD	150,000	Citibank, N.A.	7/27/16	3,314
MXN	2,788,005	USD	150,000	Citibank, N.A.	7/27/16	2,101
MXN	2,891,391	USD	157,000	Citibank, N.A.	7/27/16	741
MXN	555,375	USD	30,000	Citibank, N.A.	7/27/16	299
MXN	2,754,225	USD	150,000	Citibank, N.A.	7/27/16	258
USD	60,000	MXN	1,109,232	Citibank, N.A.	7/27/16	(515)
USD	60,000	MXN	1,109,670	Citibank, N.A.	7/27/16	(539)
USD	60,000	MXN	1,111,122	Citibank, N.A.	7/27/16	(618)
USD	92,000	MXN	1,712,911	Citibank, N.A.	7/27/16	(1,449)
USD	81,000	MXN	1,516,190	Citibank, N.A.	7/27/16	(1,716)
USD	147,000	MXN	2,726,997	Citibank, N.A.	7/27/16	(1,772)
USD	150,000	MXN	2,810,145	Citibank, N.A.	7/27/16	(3,309)
USD	642,045	MXN	12,002,294	Citibank, N.A.	7/27/16	(12,745)
USD	82,000	BRL	264,860	Citibank, N.A.	8/2/16	374
USD	157,000	BRL	508,601	Citibank, N.A.	8/2/16	257
USD	345,640	BRL	1,157,894	Citibank, N.A.	8/2/16	(11,205)
USD	243,654	BRL	834,855	Citibank, N.A.	8/2/16	(13,636)
CLP	6,769,402	USD	10,022	Citibank, N.A.	8/18/16	159
COP	228,867,710	USD	76,673	Citibank, N.A.	8/18/16	848
COP	14,719,890	USD	5,000	Citibank, N.A.	8/18/16	(14)
EUR	153,000	USD	168,851	Citibank, N.A.	8/18/16	1,249
EUR	157,000	USD	174,035	Citibank, N.A.	8/18/16	512
EUR	304,000	USD	345,721	Citibank, N.A.	8/18/16	(7,745)
HUF	20,095,453	USD	72,037	Citibank, N.A.	8/18/16	(1,416)
HUF	20,087,313	USD	72,227	Citibank, N.A.	8/18/16	(1,635)
HUF	25,029,858	USD	89,786	Citibank, N.A.	8/18/16	(1,825)
MXN	12,002,294	USD	640,648	Citibank, N.A.	8/18/16	12,601
MXN	2,282,940	USD	120,000	Citibank, N.A.	8/18/16	4,253

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	797,529	USD	43,000	Citibank, N.A.	8/18/16	$ 407
MYR	445,604	USD	110,407	Citibank, N.A.	8/18/16	1,272
MYR	444,891	USD	110,307	Citibank, N.A.	8/18/16	1,194
MYR	92,517	USD	23,000	Citibank, N.A.	8/18/16	187
PEN	342,602	USD	103,724	Citibank, N.A.	8/18/16	(51)
PHP	1,958,515	USD	42,200	Citibank, N.A.	8/18/16	(722)
PLN	1,975	EUR	448	Citibank, N.A.	8/18/16	2
PLN	2,821	EUR	641	Citibank, N.A.	8/18/16	1
PLN	2,821	EUR	642	Citibank, N.A.	8/18/16	1
PLN	2,821	EUR	642	Citibank, N.A.	8/18/16	—
PLN	1,470	EUR	334	Citibank, N.A.	8/18/16	(5)
PLN	352,759	USD	88,218	Citibank, N.A.	8/18/16	1,084
PLN	334,240	USD	83,877	Citibank, N.A.	8/18/16	737
PLN	234,056	USD	59,000	Citibank, N.A.	8/18/16	252
PLN	58,314	USD	14,961	Citibank, N.A.	8/18/16	(198)
PLN	64,814	USD	16,648	Citibank, N.A.	8/18/16	(240)
PLN	64,814	USD	16,702	Citibank, N.A.	8/18/16	(294)
PLN	64,814	USD	16,715	Citibank, N.A.	8/18/16	(307)
PLN	64,814	USD	16,718	Citibank, N.A.	8/18/16	(310)
RON	206,875	USD	51,650	Citibank, N.A.	8/18/16	(860)
RON	206,875	USD	51,730	Citibank, N.A.	8/18/16	(940)
RON	223,037	USD	55,705	Citibank, N.A.	8/18/16	(947)
RUB	899,411	USD	13,754	Citibank, N.A.	8/18/16	124
RUB	899,410	USD	13,755	Citibank, N.A.	8/18/16	124
RUB	899,410	USD	13,757	Citibank, N.A.	8/18/16	122
RUB	899,410	USD	13,767	Citibank, N.A.	8/18/16	112
RUB	899,410	USD	13,773	Citibank, N.A.	8/18/16	106
RUB	899,411	USD	13,785	Citibank, N.A.	8/18/16	94
RUB	970,417	USD	14,890	Citibank, N.A.	8/18/16	85
RUB	899,410	USD	13,795	Citibank, N.A.	8/18/16	84
RUB	899,410	USD	13,813	Citibank, N.A.	8/18/16	66
RUB	3,423,800	USD	53,000	Citibank, N.A.	8/18/16	(167)
THB	9,456,685	USD	268,223	Citibank, N.A.	8/18/16	644
THB	753,164	USD	21,340	Citibank, N.A.	8/18/16	74
THB	941,456	USD	26,734	Citibank, N.A.	8/18/16	32
THB	921,720	USD	26,176	Citibank, N.A.	8/18/16	30
THB	364,127	USD	10,372	Citibank, N.A.	8/18/16	(19)
THB	373,114	USD	10,628	Citibank, N.A.	8/18/16	(20)
TRY	401,666	USD	137,022	Citibank, N.A.	8/18/16	970
USD	173,844	EUR	152,569	Citibank, N.A.	8/18/16	4,223
USD	171,989	EUR	151,000	Citibank, N.A.	8/18/16	4,113
USD	492	EUR	431	Citibank, N.A.	8/18/16	13
USD	176,746	EUR	159,000	Citibank, N.A.	8/18/16	(24)
USD	169,623	EUR	153,000	Citibank, N.A.	8/18/16	(476)
USD	10,000	IDR	132,320,000	Citibank, N.A.	8/18/16	25
USD	282,085	IDR	3,766,116,148	Citibank, N.A.	8/18/16	(1,837)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	158,000	KRW	183,048,688	Citibank, N.A.	8/18/16	$ (687)
USD	92,000	MXN	1,686,820	Citibank, N.A.	8/18/16	192
USD	92,000	MXN	1,689,580	Citibank, N.A.	8/18/16	41
USD	93,147	MXN	1,711,077	Citibank, N.A.	8/18/16	19
USD	61,000	MXN	1,121,004	Citibank, N.A.	8/18/16	(13)
USD	62,000	MXN	1,142,381	Citibank, N.A.	8/18/16	(176)
USD	127,000	MXN	2,365,311	Citibank, N.A.	8/18/16	(1,737)
USD	149,000	MXN	2,770,953	Citibank, N.A.	8/18/16	(1,815)
USD	129,000	MXN	2,412,700	Citibank, N.A.	8/18/16	(2,316)
USD	124,000	MXN	2,324,938	Citibank, N.A.	8/18/16	(2,539)
USD	92,000	MXN	1,744,780	Citibank, N.A.	8/18/16	(2,963)
USD	47,579	PLN	188,874	Citibank, N.A.	8/18/16	(235)
USD	81,080	PLN	326,089	Citibank, N.A.	8/18/16	(1,471)
USD	4,000	RON	16,282	Citibank, N.A.	8/18/16	3
USD	37,341	TRY	109,880	Citibank, N.A.	8/18/16	(408)
USD	46,997	TRY	138,255	Citibank, N.A.	8/18/16	(500)
USD	132,906	TRY	393,096	Citibank, N.A.	8/18/16	(2,141)
USD	59,000	ZAR	864,468	Citibank, N.A.	8/18/16	910
USD	31,000	ZAR	451,868	Citibank, N.A.	8/18/16	636
USD	61,000	ZAR	898,561	Citibank, N.A.	8/18/16	619
USD	72,000	ZAR	1,066,824	Citibank, N.A.	8/18/16	312
USD	59,000	ZAR	875,784	Citibank, N.A.	8/18/16	149
USD	96,028	ZAR	1,426,879	Citibank, N.A.	8/18/16	145
USD	12,200	ZAR	180,483	Citibank, N.A.	8/18/16	72
USD	12,200	ZAR	180,504	Citibank, N.A.	8/18/16	71
USD	12,200	ZAR	180,515	Citibank, N.A.	8/18/16	70
USD	12,200	ZAR	180,523	Citibank, N.A.	8/18/16	69
USD	18,086	ZAR	268,603	Citibank, N.A.	8/18/16	36
USD	6,100	ZAR	90,238	Citibank, N.A.	8/18/16	36
USD	6,100	ZAR	90,251	Citibank, N.A.	8/18/16	35
USD	60,000	ZAR	895,674	Citibank, N.A.	8/18/16	(187)
USD	117,000	ZAR	1,751,888	Citibank, N.A.	8/18/16	(723)
USD	120,000	ZAR	1,807,860	Citibank, N.A.	8/18/16	(1,484)
USD	222,074	ZAR	3,400,194	Citibank, N.A.	8/18/16	(6,411)
ZAR	268,738	USD	18,094	Citibank, N.A.	8/18/16	(36)
ZAR	268,170	USD	18,059	Citibank, N.A.	8/18/16	(39)
CNY	1,900,000	USD	289,839	Citibank, N.A.	9/6/16	(5,762)
USD	283,878	CNY	1,853,329	Citibank, N.A.	9/6/16	6,780
USD	288,381	CNY	1,900,000	Citibank, N.A.	9/6/16	4,305
EUR	500,000	USD	569,756	Citibank, N.A.	9/8/16	(13,434)
USD	444,385	CAD	573,800	Citibank, N.A.	9/8/16	181
USD	477,304	CHF	462,000	Citibank, N.A.	9/8/16	2,238
USD	5,030,964	EUR	4,416,000	Citibank, N.A.	9/8/16	117,528
USD	223,961	EUR	197,000	Citibank, N.A.	9/8/16	4,770
USD	73,567	EUR	65,000	Citibank, N.A.	9/8/16	1,245
USD	23,368	EUR	21,000	Citibank, N.A.	9/8/16	2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	2,529,704	GBP	1,755,000	Citibank, N.A.	9/8/16	$191,787
USD	55,795	GBP	38,000	Citibank, N.A.	9/8/16	5,174
PLN	332,973	USD	86,109	Citibank, N.A.	9/30/16	(1,885)
CNY	21,980,800	USD	3,272,413	Citibank, N.A.	1/18/17	(15,353)
USD	3,200,000	CNY	21,980,800	Citibank, N.A.	1/18/17	(57,060)
USD	3,240,094	CNY	21,980,800	Citibank, N.A.	6/19/17	16,734

Total						$198,366

Options written as of June 30, 2016:

Contracts	Put Options	Value
(6)	S & P 500 Index, Strike Price USD 1,550.00, Expires 7/29/16	$(330)
(9)	S & P 500 Index, Strike Price USD 1,900.00, Expires 7/29/16	(2,862)

Total (Premiums received $(40,003))		$(3,192)

Interest rate swaps as of June 30, 2016:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
12.31%	BRL-CDI	HSBC Bank Plc	1/4/21	BRL	2,252(a)	$14,055
6.62%	COP-IBR-OVERNIGHT	JPMorgan Chase Bank, N.A.	5/12/18	COP	1,472,000(b)	1,335
7.26%	COP-IBR-OVERNIGHT	JPMorgan Chase Bank, N.A.	5/12/18	COP	372,658(a)	(3,890)
8.52%	JIBAR 3 MONTH	Citigroup Global Markets, Inc.	6/28/26	ZAR	3,198(a)	(2,727)

Total						$8,773

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps as of June 30, 2016:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CDX.NA.HY, Series 26	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	940	$(29,036)
5.00%	CDX.NA.HY, Series 26	Citigroup Global Markets, Inc.	6/20/21	Buy	USD	470	(14,518)
5.00%	INEOS Group Holdings SA	JP Morgan Chase Bank, N.A.	6/20/21	Buy	EUR	95	(2,489)
1.00%	Yum! Brands, Inc.	JP Morgan Chase Bank, N.A.	12/20/20	Buy	USD	66	2,324
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	65	2,289
1.00%	Yum! Brands, Inc.	Morgan Stanley & Co.	12/20/20	Buy	USD	64	2,253

Total (Premiums received $(19,800))							$(39,177)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2016 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Yuan

COP - Colombian Peso

COP- IBR- OVERNIGHT- Colombia Overnight Interbank Rate

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JIBAR- Johannesburg Interbank Agreed Rate

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	40.22%
Telecom Services	15.38%
Consumer Discretionary	10.89%
Energy	5.24%
Health Care	4.87%
Financials	4.03%
Industrials	3.02%
Information Technology	2.17%
Consumer Staples	1.85%
Materials	1.75%
Other*	10.58%

100.00%

*	Includes cash, Investment Company, interest rate swaps, credit default swaps, interest and dividend receivable, pending trades and Fund share transactions, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2016 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fifteen investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- U.S. Government Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Total Return Credit Fund (“Total Return Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the seven RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund and the Total Return Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standard Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” Summarized below are accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options and options on swaps (“Swaptions”) contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The U.S. Government Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the U.S. Government Money Market Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at its direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2016 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
Funds	Quoted Prices		Inputs		Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$68,592,452(a	)	$—		$—		$68,592,452
Enterprise Fund	98,304,576(a	)	—		—	(b)	98,304,576
Small Cap Core Fund	238,797,297(a	)	—		—		238,797,297
Microcap Value Fund	142,591,370(a	)	605,941(c	)	—	(d)	143,197,311
Mid Cap Value Fund	6,281,302(a	)	—		—		6,281,302
Small Cap Value Fund	5,732,101(a	)	—		—		5,732,101
U.S. Government Money Market Fund	—		9,096,002,786(e	)	—		9,096,002,786
Access Capital Community Investment Fund	8,960,517(f	)	623,074,939(e	)	147,843(g	)	632,183,299
Emerging Market Select Bond Fund	997,552(f	)	17,449,431(e	)	—		18,446,983
Emerging Market Corporate Bond Fund	747,914(f	)	18,274,016(e	)	—		19,021,930
Global High Yield Bond Fund	1,971,373(e	)(f)	27,659,795(e	)	—	(h)	29,631,168
Global Convertible Bond Fund	904,957(e	)(f)	16,344,523(e	)	—		17,249,480
Absolute Return Fund	44,919,077(f	)	222,692,150(e	)	—		267,611,227
Emerging Market Unconstrained Fixed Income Fund	1,915,197(f	)	13,635,200(e	)	—		15,550,397
Total Return Credit Fund	12,588,192(f	)	60,458,126(e	)	—	(h)	73,046,318

Other Financial Instruments*
Emerging Market Select Bond Fund	54,101		162,752		—		216,853
Emerging Market Corporate Bond Fund	—		109,755		—		109,755
Global High Yield Bond Fund	7,780		175,942		—		183,722
Global Convertible Bond Fund	75,531		96,842		—		172,373
Absolute Return Fund	410,651		7,292,847		—		7,703,498
Emerging Market Unconstrained Fixed Income Fund	13,354		507,273		—		520,627
Total Return Credit Fund	29,285		477,707		—		506,992

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$(1,785,459)	$(49,971,646)	$—	$(51,757,105)
Emerging Market Select Bond Fund	(18,521)	(180,835)	—	(199,356)
Emerging Market Corporate Bond Fund	—	(49,985)	—	(49,985)
Global High Yield Bond Fund	(2,764)	(37,902)	—	(40,666)
Global Convertible Bond Fund	(18,050)	(104,535)	—	(122,585)
Absolute Return Fund	(2,153,767)	(8,518,110)	—	(10,671,877)
Emerging Market Unconstrained Fixed Income Fund	(32,978)	(146,070)	—	(179,048)
Total Return Credit Fund	(3,192)	(309,745)	—	(312,937)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Certain securities in the Rights/Warrants section of the Schedule of Portfolio Investments have no value and are considered Level 3.
(c)	Represents securities as disclosed in the Consumer Discretionary ($441,325), Information Technology ($2,757) Financials ($118), Materials ($158,400) and Energy ($3,341) sections of the Schedules of Portfolio Investments.
(d)	Certain securities in the Common Stock, (Consumer Discretionary, Energy, Financials, Health Care, Industrials and Materials), Rights/Warrants and Corporate Bond sections of the Schedule of Portfolio Investments have no value and are considered Level 3.
(e)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(f)	Level 1 investments consist of Investment Companies.
(g)	Certain securities in the U.S. Government Agency Obligations section of the Schedule of Portfolio Investments are considered Level 3.
(h)	A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value. Reverse repurchase agreements for Access Capital Community Investment Fund are shown in the Notes to Schedules of Portfolio Investments under the heading Reverse Repurchase Agreements.

During the period ended June 30, 2016, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $7,055 were due to the absence of an active trading market for the securities on June 30,2016; For the Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $1,759,005 were recognized, since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community
Investment Fund
(U.S. Government Agency
Obligations-
Small Business Administration)
Balance as of 09/30/15 (value)	$168,079
Change in unrealized appreciation (depreciation)*	(20,236)*

Balance as of 6/30/16 (value)	$147,843

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2016.

The Microcap Value Fund’s assets assigned to the Level 3 category, which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the money market funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2016, the Funds held no when-issued securities.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2016 were as follows:

		Trade	Maturity	Net Closing	Par
Counterparty	Rate	Date	Date	Amount	Value
Deutsche Bank AG	0.60%	5/26/16	7/05/16	$(19,174,775)	$(19,162,000)
Deutsche Bank AG	0.65%	6/16/16	8/02/16	(9,807,316)	(9,799,000)
Goldman Sachs	0.67%	6/02/16	7/19/16	(10,494,171)	(10,485,000)
Goldman Sachs	0.69%	6/02/16	7/27/16	(10,511,069)	(10,500,000)

Reverse repurchase transactions are entered into by the Fund under MRA, which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Collateral with a value of $52,493,239 has been pledged in connection with reverse repurchase agreements as of June 30, 2016.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Bank Loans:

The Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When the Funds purchase a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of June 30, 2016, The BlueBay Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $1,822,484, $189,227, $236,543, $33,231, $126,807, $1,977,997, $90,167 and $33,040 for Access Capital Community Investment Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, respectively, at June 30, 2016.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Select Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund had outstanding options as of June 30, 2016.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2015	—	$—
Options written	5	4,425
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—

Contracts outstanding at June 30, 2016	5	$4,425

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2015	—	$—
Options written	32	78,265
Options terminated in closing purchase transactions	(7)	(12,243)
Options exercised	—	—
Options expired	(13)	(35,795)

Contracts outstanding at June 30, 2016	12	$30,227

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2015	—	$—
Options written	79	117,476
Options terminated in closing purchase transactions	(68)	(90,001)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at June 30, 2016	11	$27,475

A summary of the Absolute Return Fund written option and swaption transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2015	—	$—
Options written	72,908,478	2,361,124
Options terminated in closing purchase transactions	(980)	(167,609)
Options exercised	—	—
Options expired	(7,498)	(2,160,404)

Contracts outstanding at June 30, 2016	72,900,000	$33,111

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Total Return Credit Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at September 30, 2015	—	$—
Options written	79	142,620
Options terminated in closing purchase transactions	(50)	(61,025)
Options exercised	—	—
Options expired	(14)	(41,592)

Contracts outstanding at June 30, 2016	15	$40,003

Forward Foreign Currency Exchange Contracts

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forwards at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The BlueBay Funds entered into total return, interest rate, credit default and other swap agreements as of June 30, 2016.

The BlueBay Funds purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the captions “Interest rate swaps”, “Cross currency swaps”, “Credit default swaps” and “Total return swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of derivative instruments as of June 30, 2016 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2016

Statement of Assets and Liabilities Location

Asset Derivatives

							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained	Total
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Return
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps,at value	$—	$14,107	$79,890	$7,782	$—	$971,181	$387,604	$6,866
Equity risk:
Investments, at value (call options purchased)	—	—	—	—	50,616	25,815	—	—
Investments, at value (call swaptions purchased)	—	—	—	—	—	7,901	—	—
Investments, at value (put swaptions purchased)	—	—	—	—	—	167,223	—	—
Investments, at value (put options purchased)	—	1,660	—	7,780	24,915	56,564	—	22,615
Foreign currency exchange risk:
Investments, at value (put options purchased)	—	2,921	—	—	—	—	9,229	6,670
Unrealized appreciation on forward foreign currency exchange contracts	—	87,527	29,865	168,160	96,842	6,224,395	119,669	455,451
Interest rate risk:
Investments, at value (call options purchased)	—	—	—	—	—	—	—	—
Unrealized appreciation on futures contracts	—	49,520	—	—	—	153,148	4,125	—
Unrealized appreciation on interest rate swaps contracts	—	61,118	—	—	—	97,271	—	15,390

Total	$—	$216,853	$109,755	$183,722	$172,373	$7,703,498	$520,627	$506,992

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives

							Emerging
							Market
	Access	Emerging	Emerging	Global			Uncon-
	Capital	Market	Market	High	Global		strained	Total
	Community	Select	Corporate	Yield	Convertible	Absolute	Fixed	Return
	Investment	Bond	Bond	Bond	Bond	Return	Income	Credit
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Credit risk:
Credit default swaps, at value	$—	$—	$5,987	$37,769	$—	$4,667,788	$35,489	$46,043
Equity risk:
Written options, at value	—	685	—	2,764	14,190	—	—	3,192
Written swaptions, at value	—	—	—	—	—	72,973	—	—
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	—	174,324	43,998	133	104,535	2,286,908	107,137	257,085
Interest rate risk:
Unrealized depreciation on futures contracts	1,785,459	17,836	—	—	3,860	2,080,794	32,978	—
Unrealized depreciation on interest rate swaps contracts	—	6,511	—	—	—	360,886	3,444	6,617
Unrealized depreciation on total return swaps contracts	—	—	—	—	—	1,202,528	—	—

Total	$1,785,459	$199,356	$49,985	$40,666	$122,585	$10,671,877	$179,048	$312,937

* For open derivative instruments as of June 30, 2016, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts, written options/swaptions and financial futures contracts.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

TBA Commitments

The Access Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of June 30, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
SMID Cap Growth Fund	$47,523,454	$23,405,235	$(2,336,237)	$21,068,998
Enterprise Fund	68,664,399	38,689,191	(9,049,015)	29,640,176
Small Cap Core Fund	195,890,317	67,227,663	(24,320,684)	42,906,979
Microcap Value Fund	122,305,194	50,559,170	(29,667,053)	20,892,117
Mid Cap Value Fund	6,243,894	491,465	(454,057)	37,408
Small Cap Value Fund	5,517,003	635,763	(420,665)	215,098
Access Capital Community Investment Fund	610,023,150	23,768,511	(1,608,362)	22,160,149
Emerging Market Select Bond Fund	17,903,416	839,763	(291,615)	548,148
Emerging Market Corporate Bond Fund	18,860,029	560,484	(398,583)	161,901
Global High Yield Bond Fund	30,424,731	422,370	(1,208,153)	(785,783)
Global Convertible Bond Fund	17,531,040	682,019	(888,048)	(206,029)
Absolute Return Fund	269,140,620	3,273,579	(4,545,469)	(1,271,890)
Emerging Market Unconstrained Fixed Income Fund	15,599,090	235,630	(275,094)	(39,464)
Total Return Credit Fund	73,008,116	840,006	(772,519)	67,487

As of September 30, 2015, the following Funds had capital loss carryforwards to offset future net capital gains.

	Capital Loss
	Carryforward	Expires
Access Capital Community Investment Fund	$8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2015, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $8,995,285 and a long-term capital loss carryforward of $8,799,019 , the Emerging Market Corporate Bond Fund had a short-term capital loss carryforward of $632,849 and a long-term capital loss carryforward of $17,680, the U.S. Government Money Market Fund, the Emerging Market Select Bond Fund and Emerging Market Unconstrained Fixed Income Fund had short-term capital loss carryforwards of $2,967, $5,061,965 and $248,342, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2016.

		Deferred
	Deferred	Qualified
	Qualified	Late-Year
	Late-Year	Short-Term
	Ordinary	Capital
	Losses	Losses
SMID Cap Growth Fund	$213,748	$25,281
Enterprise Fund	337,037	—
Small Cap Core Fund	256,363	—
Emerging Market Select Bond Fund	17,556,777	—
Absolute Return Fund	13,297,091	—
Emerging Market Unconstrained Fixed Income Fund	233,378	—

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of June 30, 2016, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	8/24/2016

*	Print the name and title of each signing officer under his or her signature.